As filed with the Securities and Exchange Commission on July 1, 2026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23761

NEUBERGER BERMAN ETF TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman ETF Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Franklin H. Na, Esq.
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
(Names and Addresses of agents for service)

Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.

(a)
Following are copies of the semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger

Emerging Markets Debt Hard Currency ETF

Semi-Annual Shareholder Report

April 30, 2026

NEMD | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/nemd-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Emerging Markets Debt Hard Currency ETF	$30	0.59%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$133,529,668
Number of Portfolio Holdings	252
Portfolio Turnover Rate	15%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Romania Government International Bonds	4.5%
State Street Institutional U.S. Government Money Market Fund	4.2%
Ivory Coast Government International Bonds	3.5%
Argentine Republic Government International Bonds	3.3%
Petroleos Mexicanos	3.3%
Dominican Republic International Bonds	3.2%
Nigeria Government International Bonds	3.1%
Egypt Government International Bonds	2.8%
Sri Lanka Government International Bonds	2.7%
Costa Rica Government International Bonds	2.6%

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Foreign Government Securities	69.7%
Corporate Bonds	25.0%
Short-Term Investments	4.1%
Other Assets Less Liabilities	1.2%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Mexico	6.0%
Romania	4.5%
Argentina	4.5%
United States	4.2%
Cote D'Ivoire	3.5%
Brazil	3.5%
Kazakhstan	3.2%
Dominican Republic	3.2%
Turkey	3.1%
South Africa	3.1%
Footnote	Description
Footnote*	Reverse repurchase agreements and derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/nemd-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

AA0246 06/26

Neuberger

Energy Transition & Infrastructure ETF

Semi-Annual Shareholder Report

April 30, 2026

NBET | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/nbet-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Energy Transition & Infrastructure ETF	$38	0.65%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$44,862,804
Number of Portfolio Holdings	32
Portfolio Turnover Rate	12%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Targa Resources Corp.	9.1%
Enterprise Products Partners LP	7.6%
Energy Transfer LP	7.5%
DT Midstream, Inc.	6.0%
Cheniere Energy, Inc.	6.0%
Williams Cos., Inc.	5.4%
Clearway Energy, Inc. Class C	4.0%
Western Midstream Partners LP	4.0%
Antero Midstream Corp.	3.8%
Antero Resources Corp.	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Energy	88.3%
Utilities	8.5%
Industrials	2.6%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/nbet-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0223 06/26

Neuberger

Flexible Credit Income ETF

Semi-Annual Shareholder Report

April 30, 2026

NBFC | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/nbfc-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Flexible Credit Income ETF	$20	0.39%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$65,751,438
Number of Portfolio Holdings	656
Portfolio Turnover Rate	38%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	2.5%
Ballyrock CLO 27 Ltd.	1.9%
Symphony CLO 45 Ltd.	1.9%
AGL CLO 33 Ltd.	1.8%
TransDigm, Inc.	1.4%
Olympus Water U.S. Holding Corp.	1.2%
Bausch & Lomb Corp.	1.2%
Garda World Security Corp.	1.1%
Arini U.S. CLO VI Ltd.	1.0%
Focus Financial Partners LLC	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Corporate Bonds	64.1%
Loan Assignments	13.0%
Asset-Backed Securities	9.9%
Foreign Government Securities	5.7%
Mortgage-Backed Securities	4.9%
Short-Term Investments	2.5%
Liabilities Less Other Assets	(0.1)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/nbfc-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0334 06/26

Neuberger

Short Duration Income ETF

Semi-Annual Shareholder Report

April 30, 2026

NBSD | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/nbsd-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Short Duration Income ETF	$17	0.34%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,011,561,773
Number of Portfolio Holdings	970
Portfolio Turnover Rate	34%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury	8.7%
Federal Home Loan Mortgage Corp.	5.9%
Federal National Mortgage Association	5.8%
State Street Institutional U.S. Government Money Market Fund	3.6%
Federal National Mortgage Association Connecticut Avenue Securities	2.9%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.4%
Government National Mortgage Association	1.9%
Bank of America Corp.	1.5%
JPMorgan Chase & Co.	1.5%
Goldman Sachs Group, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Corporate Bonds	34.8%
Mortgage-Backed Securities	33.0%
Asset-Backed Securities	17.7%
U.S. Treasury Obligations	8.8%
Loan Assignments	2.8%
Short-Term Investments	3.7%
Liabilities Less Other Assets	(0.8)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/nbsd-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0322 06/26

Neuberger

Total Return Bond ETF

Semi-Annual Shareholder Report

April 30, 2026

NBTR | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/nbtr-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Total Return Bond ETF	$18	0.37%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$54,893,711
Number of Portfolio Holdings	445
Portfolio Turnover Rate	66%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury	19.7%
Federal Home Loan Mortgage Corp.	7.0%
Federal National Mortgage Association	5.4%
Foundry JV Holdco LLC	1.4%
Federal National Mortgage Association Connecticut Avenue Securities	1.4%
Oracle Corp.	1.3%
Meta Platforms, Inc.	1.2%
BX Trust	1.2%
JPMorgan Chase & Co.	1.1%
Intel Corp.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Corporate Bonds	38.9%
Mortgage-Backed Securities	24.8%
U.S. Treasury Obligations	19.7%
Asset-Backed Securities	9.9%
Foreign Government Securities	5.9%
U.S. Government Agency Securities	0.1%
Short-Term Investments	0.3%
Other Assets Less Liabilities	0.4%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/nbtr-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0628 06/26

(b)
Not applicable to the Registrant.

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman ETF Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

(a)               Not applicable to semi-annual reports on Form N-CSR.

(b)               Not applicable to the Registrant.

Item 6.  Investments.

(a)        The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)               Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman

ETF Trust
Neuberger Emerging Markets Debt Hard Currency ETF
Neuberger Energy Transition & Infrastructure ETF
Neuberger Flexible Credit Income ETF
Neuberger Short Duration Income ETF
Neuberger Total Return Bond ETF

Semi-Annual Financial Statements and Other Information
April 30, 2026

The "Neuberger Berman" and "Neuberger" names and logos and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend April 30, 2026 (Unaudited)

Neuberger Berman ETF Trust
Clearinghouses:
ICE CC	= ICE Clear Credit LLC
Counterparties:
BCB	= Barclays Bank PLC
CITI	= Citibank, N.A.
GSI	= Goldman Sachs International
JPM	= JPMorgan Chase Bank N.A.
MS	= Morgan Stanley Capital Services LLC
RBC	= Royal Bank of Canada
SCB	= Standard Chartered Bank
SSB	= State Street Bank and Trust Company
UBS	= UBS AG
WBC	= Westpac Banking Corp.
Index Periods/Payment Frequencies:
3M	= 3 Months
Other Abbreviations:
JSC	= Joint Stock Company
Management or NBIA	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
EUR	= Euro
GBP	= Pound Sterling
USD	= United States Dollar

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)

April 30, 2026

Principal Amount(a)			Value
Corporate Bonds 25.0%
Angola 0.3%
Azule Energy Finance PLC
	$200,000	8.13%, due 1/23/2030	$205,819 (b)
	239,000	8.63%, due 1/22/2033	247,350 (b)
453,169
Bahrain 0.2%
	200,000	Bapco Energies BSC Closed, 8.38%, due 11/7/2028	204,554 (c)
Brazil 1.0%
	230,000	Braskem America Finance Co., 7.13%, due 7/22/2041	130,525 (c)(d)
	270,000	Braskem Netherlands Finance BV, 8.50%, due 1/12/2031	162,330 (c)(d)
	200,000	CSN Inova Ventures, 6.75%, due 1/28/2028	170,304 (c)
	200,000	CSN Resources SA, 4.63%, due 6/10/2031	136,765 (c)
	552,763	MC Brazil Downstream Trading SARL, 7.25%, due 6/30/2031	516,895 (c)
	164,527	Samarco Mineracao SA, 4.00% Cash/5.00% PIK9.50%, due 6/30/2031	165,064 (b)(e)
1,281,883
Bulgaria 0.2%
EUR	200,000	Bulgarian Energy Holding EAD, 4.25%, due 6/19/2030	231,470 (c)
Chile 2.3%
	$200,000	Antofagasta PLC, 6.25%, due 5/2/2034	212,458 (c)
	200,000	Banco de Credito e Inversiones SA, 8.75%, due 5/8/2029	214,770 (c)(f)(g)
Corp. Nacional del Cobre de Chile
	280,000	5.95%, due 1/8/2034	290,141 (c)
	548,000	6.33%, due 1/13/2035	580,606 (b)
	200,000	6.33%, due 1/13/2035	211,900 (c)
	970,000	6.44%, due 1/26/2036	1,034,468 (c)
	560,000	Empresa Nacional del Petroleo, 6.15%, due 5/10/2033	590,166 (c)
3,134,509
Colombia 1.1%
	200,000	Bancolombia SA, 8.63%, due 12/24/2034	213,649 (f)
Grupo Nutresa SA
	820,000	8.00%, due 5/12/2030	864,903 (b)
	320,000	9.00%, due 5/12/2035	356,122 (c)
1,434,674
Congo 0.1%
	200,000	Ivanhoe Mines Ltd., 7.88%, due 1/23/2030	203,331 (c)
El Salvador 0.1%
	150,000	Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, due 1/24/2033	159,225 (b)
Guatemala 0.1%
	200,000	CT Trust, 5.13%, due 2/3/2032	192,062 (c)
Hong Kong 0.1%
	102,625	CS Treasury Management Services P Ltd., 9.00%, due 6/5/2026	104,909 (b)(g)(h)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Hungary 0.2%
	$200,000	MVM Energetika Zrt, 6.50%, due 3/13/2031	$209,225 (c)
India 0.9%
	200,000	Adani Ports & Special Economic Zone Ltd., 4.20%, due 8/4/2027	197,632 (c)
	349,600	Greenko Power II Ltd., 4.30%, due 12/13/2028	333,985 (c)
	236,400	Greenko Wind Projects Mauritius Ltd., 7.25%, due 9/27/2028	238,516 (b)
	313,000	Reliance Industries Ltd., 2.88%, due 1/12/2032	282,665 (b)
	200,000	Vedanta Resources Finance II PLC, 9.85%, due 4/24/2033	213,213 (b)
1,266,011
Indonesia 0.7%
	310,000	Pertamina Persero PT, 6.45%, due 5/30/2044	318,404 (c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
EUR	500,000	1.88%, due 11/5/2031	516,412 (c)
EUR	100,000	1.88%, due 11/5/2031	103,283 (b)
938,099
Jamaica 0.2%
	$200,000	Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, due 8/1/2032	208,060 (b)
Kazakhstan 1.8%
KazMunayGas National Co. JSC
	1,040,000	5.38%, due 4/24/2030	1,057,459 (c)
	690,000	3.50%, due 4/14/2033	628,636 (c)
	360,000	5.75%, due 4/19/2047	343,085 (c)
	320,000	6.38%, due 10/24/2048	322,431 (c)
2,351,611
Mexico 4.4%
	208,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.13%, due 1/8/2039	225,198 (b)(f)
	200,000	Cemex SAB de CV, 5.13%, due 6/8/2026	199,658 (c)(f)(g)
	1,030,000	Comision Federal de Electricidad, 3.35%, due 2/9/2031	935,492 (c)
	198,101	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	204,946 (b)
Petroleos Mexicanos
	150,000	6.75%, due 9/21/2047	126,340
	4,584,000	7.69%, due 1/23/2050	4,192,344
	69,000	6.95%, due 1/28/2060	57,459
5,941,437
Morocco 0.6%
OCP SA
	287,000	6.74%, due 4/22/2031	285,756 (b)(f)(g)
	500,000	7.50%, due 5/2/2054	534,275 (c)
820,031
Panama 0.4%
	210,000	Aeropuerto Internacional de Tocumen SA, 5.13%, due 8/11/2061	171,761 (c)
	200,000	Banco Nacional de Panama, 2.50%, due 8/11/2030	179,675 (c)
	200,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	157,918 (c)
509,354

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Peru 0.8%
	$200,000	Minsur SA, 4.50%, due 10/28/2031	$192,072 (c)
	200,000	Niagara Energy SAC, 5.75%, due 10/3/2034	202,466 (c)
Petroleos del Peru SA
	247,000	5.63%, due 6/19/2047	174,123 (b)
	650,000	5.63%, due 6/19/2047	458,218 (c)
1,026,879
Qatar 0.1%
	200,000	QatarEnergy, 3.13%, due 7/12/2041	150,036 (b)
Saudi Arabia 2.0%
Avilease Capital Ltd.
	357,000	4.75%, due 11/12/2030	349,802 (b)
	230,000	4.75%, due 11/12/2030	225,481 (c)
	600,000	Gaci First Investment Co., 5.63%, due 7/29/2034	615,839 (c)
Saudi Arabian Oil Co.
	400,000	4.25%, due 4/16/2039	353,043 (c)
	1,050,000	6.38%, due 6/2/2055	1,070,309 (c)
2,614,474
Serbia 0.1%
	200,000	Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, due 10/28/2029	200,291 (c)
South Africa 0.5%
	200,000	Prosus NV, 3.83%, due 2/8/2051	132,680 (c)
Sasol Financing USA LLC
	260,000	8.75%, due 5/3/2029	274,699 (b)
	300,000	8.75%, due 5/3/2029	316,961 (c)
724,340
Supranational 1.1%
Banque Ouest Africaine de Developpement
	205,000	5.00%, due 7/27/2027	204,145 (b)
	200,000	4.70%, due 10/22/2031	183,968 (b)
EUR	335,000	6.25%, due 10/14/2040	377,462 (b)
	$700,000	8.20%, due 2/13/2055	696,575 (b)(f)
1,462,150
Turkey 0.3%
	240,000	Turkiye Is Bankasi AS, 7.75%, due 6/12/2029	249,853 (b)
	200,000	Turkiye Vakiflar Bankasi TAO, 7.25%, due 7/31/2030	202,479 (b)
452,332
Ukraine 0.1%
EUR	128,508	NAK Naftogaz Ukraine via Kondor Finance PLC, 7.13%, due 7/19/2026	124,052 (c)
United Arab Emirates 2.0%
	$780,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	691,380 (c)
	200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 4/29/2028	190,454 (b)
	220,000	Adnoc Murban Rsc Ltd., 5.13%, due 9/11/2054	195,873 (c)
	308,000	DAE Funding LLC, 4.95%, due 1/15/2033	296,053 (b)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
United Arab Emirates – cont'd
	$338,000	DAE Sukuk Difc Ltd., 4.50%, due 10/16/2030	$325,504 (b)
	410,000	DP World Ltd., 6.85%, due 7/2/2037	440,282 (c)
Galaxy Pipeline Assets Bidco Ltd.
	400,000	2.63%, due 3/31/2036	346,899 (b)
	169,782	2.94%, due 9/30/2040	139,948 (b)
2,626,393
Uzbekistan 0.9%
	1,080,000	Navoi Mining & Metallurgical Combinat, 6.95%, due 10/17/2031	1,147,063 (b)
Venezuela 2.4%
Petroleos de Venezuela SA
	2,282,409	6.00%, due 5/16/2024	895,617 (c)(d)
	5,811,452	6.00%, due 11/15/2026	2,295,524 (c)(d)
3,191,141

Total Corporate Bonds (Cost $32,256,809)			33,362,765
Foreign Government Securities 69.7%
Angola 1.5%
Angolan Government International Bonds
	320,000	9.24%, due 1/15/2031	341,098 (c)
	200,000	8.75%, due 4/14/2032	208,654 (c)
	400,000	9.88%, due 10/15/2035	429,591 (c)
	721,000	9.88%, due 3/31/2037	767,202 (c)
	258,000	9.38%, due 5/8/2048	251,434 (c)
1,997,979
Argentina 4.4%
Argentine Republic Government International Bonds
	2,114,640	0.75%, due 7/9/2030	1,818,696 (h)
EUR	76,555	0.13%, due 7/9/2030	74,829
	$2,781,969	4.13%, due 7/9/2035	2,072,567 (h)
	596,364	4.13%, due 7/9/2046	418,945 (h)
	361,000	Province of Santa Fe, 8.10%, due 12/11/2034	353,780 (b)
	1,137,543	Provincia de Buenos Aires Government Bonds, 6.63%, due 9/1/2037	876,411 (c)
	272,000	Provincia del Chubut Argentina, 9.45%, due 4/29/2036	280,160 (b)
5,895,388
Azerbaijan 2.0%
	400,000	Republic of Azerbaijan International Bonds, 3.50%, due 9/1/2032	375,769 (c)
State Oil Co. of the Azerbaijan Republic
	1,900,000	6.95%, due 3/18/2030	2,046,008 (c)
	200,000	6.95%, due 3/18/2030	215,369 (c)
2,637,146
Bahamas 1.0%
	1,214,000	Bahamas Government International Bonds, 8.25%, due 6/24/2036	1,350,502 (c)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Benin 0.6%
		Benin Government International Bonds
EUR	100,000	4.95%, due 1/22/2035	$105,676 (c)
	$700,000	7.96%, due 2/13/2038	720,209 (c)
			825,885
Bermuda 0.6%
		Bermuda Government International Bonds
	200,000	3.72%, due 1/25/2027	199,028 (c)
	580,000	5.00%, due 7/15/2032	581,856 (c)
			780,884
Brazil 2.5%
		Brazil Government International Bonds
	206,000	5.50%, due 2/4/2033	202,920
	920,000	6.63%, due 3/15/2035	951,556
EUR	349,000	5.50%, due 4/23/2036	409,170
	$500,000	6.25%, due 5/22/2036	497,250
	1,159,000	7.25%, due 1/12/2056	1,163,520
	80,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	80,248 (c)
			3,304,664
Bulgaria 0.4%
	470,000	Bulgaria Government International Bonds, 5.00%, due 3/5/2037	458,150 (c)
Chile 0.4%
	490,000	Chile Government International Bonds, 5.65%, due 1/13/2037	512,467
Colombia 1.6%
		Colombia Government International Bonds
	200,000	6.13%, due 1/21/2031	199,540
	380,000	6.50%, due 1/21/2033	378,670
	890,000	8.00%, due 4/20/2033	956,305
EUR	537,000	6.50%, due 11/26/2038	621,871
			2,156,386
Costa Rica 2.6%
		Costa Rica Government International Bonds
EUR	561,000	5.95%, due 4/27/2033	662,368 (b)
	$880,000	6.55%, due 4/3/2034	945,120 (c)
EUR	1,000,000	6.00%, due 1/16/2036	1,220,511 (b)
	$200,000	7.30%, due 11/13/2054	225,000 (b)
	360,000	7.30%, due 11/13/2054	405,000 (c)
			3,457,999
Cote D'Ivoire 3.4%
		Ivory Coast Government International Bonds
EUR	730,000	5.25%, due 3/22/2030	857,465 (c)
EUR	350,000	5.88%, due 10/17/2031	412,022 (c)
EUR	1,957,000	6.88%, due 10/17/2040	2,252,330 (c)
EUR	1,000,000	6.63%, due 3/22/2048	1,066,906 (c)
			4,588,723

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Dominican Republic 3.2%
Dominican Republic International Bonds
$150,000	5.95%, due 1/25/2027	$150,983 (c)
270,000	6.00%, due 7/19/2028	273,686 (c)
200,000	7.05%, due 2/3/2031	210,270 (c)
590,000	4.88%, due 9/23/2032	556,045 (c)
1,610,000	6.95%, due 3/15/2037	1,678,183 (c)
423,000	6.15%, due 5/17/2038	411,177 (c)
1,055,000	5.88%, due 1/30/2060	914,632 (c)
4,194,976
Ecuador 1.8%
Ecuador Government International Bonds
64,293	0.00%, due 7/31/2030	55,035 (b)
99,435	0.00%, due 7/31/2030	85,116 (c)
66,606	6.90%, due 7/31/2035	61,344 (b)
2,447,880	6.90%, due 7/31/2035	2,254,498 (c)
2,455,993
Egypt 2.8%
Egypt Government International Bonds
200,000	8.70%, due 3/1/2049	185,390 (c)
947,000	8.70%, due 3/1/2049	878,221 (c)
2,810,000	8.88%, due 5/29/2050	2,628,011 (c)
3,691,622
El Salvador 1.0%
El Salvador Government International Bonds
280,000	9.25%, due 4/17/2030	299,611 (c)
926,000	9.50%, due 7/15/2052	1,034,805 (c)
1,334,416
Ethiopia 0.5%
600,000	Ethiopia International Bonds, 6.63%, due 12/11/2024	615,000 (c)(d)
Ghana 1.5%
Ghana Government International Bonds
12,800	0.00%, due 7/3/2026	12,668 (b)
338,800	5.00%, due 7/3/2029	331,308 (b)(h)
280,000	5.00%, due 7/3/2029	273,831 (c)(h)
356,800	5.00%, due 7/3/2035	327,016 (b)(h)
1,210,000	5.00%, due 7/3/2035	1,110,102 (c)(h)
2,054,925
Guatemala 2.0%
Guatemala Government Bonds
690,000	7.05%, due 10/4/2032	751,134 (c)
1,830,000	6.60%, due 6/13/2036	1,961,760 (c)
2,712,894
Honduras 1.5%
1,760,000	Honduras Government International Bonds, 8.63%, due 11/27/2034	2,017,963 (c)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Hungary 1.2%
Hungary Government International Bonds
	$200,000	5.38%, due 9/26/2030	$204,515 (c)
	263,000	5.50%, due 6/16/2034	266,731 (c)
	300,000	6.00%, due 9/26/2035	312,307 (c)
EUR	393,000	4.88%, due 3/25/2038	473,753 (c)
EUR	290,000	Magyar Export-Import Bank Zrt, 4.50%, due 11/27/2031	345,832 (c)
1,603,138
Indonesia 0.6%
EUR	410,000	Indonesia Government International Bonds, 4.46%, due 3/4/2038	467,441
	$347,000	Perusahaan Penerbit SBSN Indonesia III, 5.00%, due 12/1/2035	340,563 (b)
808,004
Iraq 0.1%
	82,500	Iraq International Bonds, 5.80%, due 1/15/2028	80,726 (c)
Kazakhstan 1.4%
Baiterek National Investment Holding JSC
	355,000	4.65%, due 10/1/2030	351,362 (b)
	326,000	5.20%, due 5/6/2033	323,074 (b)
Development Bank of Kazakhstan JSC
	250,000	5.63%, due 4/7/2030	257,181 (c)
	564,000	4.60%, due 1/31/2031	555,400 (b)
	410,000	Kazakhstan Government International Bonds, 5.50%, due 7/1/2037	418,837 (c)
1,905,854
Kenya 0.3%
Republic of Kenya Government International Bonds
	200,000	8.70%, due 2/26/2039	188,706 (c)
	240,000	8.70%, due 2/26/2039	226,448 (c)
415,154
Lebanon 1.1%
Lebanon Government International Bonds
	362,000	6.38%, due 3/9/2020	91,405 (c)(d)
	1,310,000	6.60%, due 11/27/2026	330,869 (c)
	4,147,000	8.25%, due 5/17/2034	1,082,774 (c)(d)
1,505,048
Mexico 1.5%
Mexico Government International Bonds
	686,000	5.38%, due 3/22/2033	672,657
	286,000	6.13%, due 2/9/2038	282,096
	1,250,000	5.75%, due 10/12/2110	1,028,750
1,983,503
Mongolia 1.0%
	250,000	Development Bank of Mongolia LLC, 8.50%, due 7/3/2028	257,817 (c)
Mongolia Government International Bonds
	200,000	3.50%, due 7/7/2027	195,345 (c)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Mongolia – cont'd
	$950,000	4.45%, due 7/7/2031	$890,800 (c)
1,343,962
Morocco 0.6%
EUR	207,000	Kingdom of Morocco, 4.75%, due 4/2/2035	243,888 (c)
	$600,000	Morocco Government International Bonds, 3.00%, due 12/15/2032	523,911 (c)
767,799
Nigeria 3.0%
Nigeria Government International Bonds
	400,000	8.75%, due 1/21/2031	433,536 (c)
	1,000,000	10.38%, due 12/9/2034	1,198,032 (c)
	409,000	8.63%, due 1/13/2036	448,338 (c)
	1,240,000	7.70%, due 2/23/2038	1,268,781 (c)
	200,000	9.13%, due 1/13/2046	220,967 (c)
	450,000	8.25%, due 9/28/2051	455,431 (c)
4,025,085
Oman 2.0%
Oman Government International Bonds
	512,000	6.00%, due 8/1/2029	532,298 (c)
	1,160,000	6.75%, due 1/17/2048	1,265,244 (c)
	215,000	6.75%, due 1/17/2048	234,570 (c)
	600,000	7.00%, due 1/25/2051	678,457 (c)
2,710,569
Panama 0.3%
	530,000	Panama Government International Bonds, 2.25%, due 9/29/2032	447,850
Papua New Guinea 0.3%
	400,000	Papua New Guinea Government International Bonds, 8.38%, due 10/4/2028	418,503 (c)
Paraguay 1.1%
Paraguay Government International Bonds
	650,000	3.85%, due 6/28/2033	608,400 (c)
	430,000	6.10%, due 8/11/2044	432,580 (c)
	480,000	5.60%, due 3/13/2048	447,600 (c)
1,488,580
Peru 1.1%
Peruvian Government International Bonds
	1,100,000	5.38%, due 2/8/2035	1,108,800
	300,000	6.55%, due 3/14/2037	327,990
1,436,790
Philippines 0.2%
EUR	370,000	Philippines Government International Bonds, 1.75%, due 4/28/2041	301,164
Poland 1.7%
Bank Gospodarstwa Krajowego
	$200,000	5.38%, due 5/22/2033	204,128 (c)
	690,000	5.75%, due 7/9/2034	718,895 (c)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Poland – cont'd
		Republic of Poland Government International Bonds
	$900,000	5.13%, due 9/18/2034	$904,975
	360,000	5.38%, due 4/14/2036	361,513
			2,189,511
Republic of Cameroon 0.4%
EUR	501,000	Republic of Cameroon International Bonds, 5.95%, due 7/7/2032	521,736 (c)
Romania 4.4%
		Romania Government International Bonds
EUR	88,000	5.13%, due 9/24/2031	103,641 (c)
EUR	491,000	2.00%, due 1/28/2032	486,753 (c)
EUR	77,000	5.25%, due 5/30/2032	90,276 (c)
EUR	252,000	6.38%, due 9/18/2033	307,061 (c)
	$950,000	5.75%, due 3/24/2035	914,263 (c)
	248,000	5.75%, due 7/4/2036	233,925 (c)
	3,028,000	7.50%, due 2/10/2037	3,232,902 (c)
EUR	465,000	6.75%, due 7/11/2039	550,232 (c)
			5,919,053
Saudi Arabia 0.4%
	$500,000	Saudi Government International Bonds, 5.63%, due 1/13/2035	519,063 (c)
Serbia 0.5%
		Serbia International Bonds
EUR	370,000	1.65%, due 3/3/2033	361,891 (c)
EUR	222,000	4.88%, due 5/6/2038	254,277 (c)
			616,168
South Africa 2.5%
		Republic of South Africa Government International Bonds
	$485,000	7.10%, due 11/19/2036	507,179 (c)
	600,000	6.13%, due 12/11/2037	571,630 (c)
	273,000	5.65%, due 9/27/2047	220,219
	2,290,000	5.75%, due 9/30/2049	1,849,205
	200,000	7.95%, due 11/19/2054	204,428 (c)
			3,352,661
Sri Lanka 2.6%
		Sri Lanka Government International Bonds
	1,150,000	3.10%, due 1/15/2030	1,091,812 (c)(h)
	2,550,000	3.60%, due 2/15/2038	2,399,237 (c)(h)
			3,491,049
Suriname 0.3%
		Suriname Government International Bonds
	200,000	7.70%, due 11/6/2030	207,900 (c)
	213,000	8.50%, due 11/6/2035	230,935 (c)
			438,835

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Trinidad And Tobago 0.3%
$422,000	Trinidad & Tobago Government International Bonds, 6.50%, due 1/28/2036	$429,385 (b)
Turkey 2.7%
300,000	Hazine Mustesarligi Varlik Kiralama AS, 8.51%, due 1/14/2029	319,594 (b)
Turkiye Government International Bonds
550,000	9.13%, due 7/13/2030	607,670
251,000	7.63%, due 5/15/2034	261,005
660,000	6.50%, due 1/3/2035	635,960
280,000	6.80%, due 11/4/2036	271,600
929,000	6.88%, due 1/14/2038	889,720
Turkiye Ihracat Kredi Bankasi AS
260,000	7.50%, due 2/6/2028	268,152 (c)
400,000	6.38%, due 10/3/2030	394,852 (b)
3,648,553
Ukraine 1.0%
Ukraine Government International Bonds
12,306	4.50%, due 2/1/2029	9,557 (c)(h)
561,460	4.00%, due 2/1/2032	430,272 (b)(h)(i)
600,000	4.50%, due 2/1/2034	368,262 (c)(h)
1,080,000	0.00%, due 2/1/2034	511,290 (c)(h)
48,235	0.00%, due 2/1/2035	24,568 (c)(h)
21,220	0.00%, due 2/1/2036	10,814 (c)(h)
1,354,763
United Arab Emirates 0.2%
370,000	Abu Dhabi Government International Bonds, 2.70%, due 9/2/2070	195,204 (c)
Uzbekistan 0.9%
Uzbekneftegaz JSC
200,000	4.75%, due 11/16/2028	194,450 (b)
970,000	8.75%, due 5/7/2030	1,042,650 (c)
1,237,100
Venezuela 0.2%
436,200	Venezuela Government International Bonds, 8.25%, due 10/13/2024	209,376 (c)(d)
Zambia 0.5%
Zambia Government International Bonds
508,225	5.75%, due 6/30/2033	500,182 (c)(h)
181,682	0.50%, due 12/31/2053	124,298 (c)
624,480

Total Foreign Government Securities (Cost $88,287,964)		93,032,628

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)

Number of Shares		Value

Short-Term Investments 4.1%
Investment Companies 4.1%
5,485,717	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.60%(j) (Cost $ 5,485,717)	$5,485,717
Total Investments 98.8% (Cost $126,030,490)		131,881,110
Other Assets Less Liabilities 1.2%		1,648,558 (k)
Net Assets 100.0%		$133,529,668

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2026, these securities amounted to $16,266,718, which represents 12.2% of net assets of the Fund.

(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at April 30, 2026 amounted to $84,621,962, which represents 63.4% of net assets of the
Fund.

(d)	Defaulted security.
(e)	Payment-in-kind (PIK) security.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
April 30, 2026.

(i)	All or a portion of this security is pledged as collateral for reverse repurchase agreements.
(j)	Represents 7-day effective yield as of April 30, 2026.
(k)	Includes the impact of the Fund’s open positions in derivatives at April 30, 2026.

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$87,540,730	65.6%
Oil & Gas	18,308,879	13.7%
Mining	4,085,252	3.1%
Banks	3,279,045	2.5%
Electric	2,910,891	2.2%

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY (cont’d)
Industry	Investments at Value	Percentage of Net Assets
Chemicals	$1,704,546	1.3%
Multi-National*	1,462,150	1.1%
Food	1,221,025	0.9%
Pipelines	1,178,227	0.9%
Diversified Financial Services	1,005,696	0.7%
Commercial Services	637,914	0.5%
Investment Companies	615,839	0.5%
Telecommunications	600,413	0.4%
Energy - Alternate Sources	572,501	0.4%
Iron - Steel	472,133	0.4%
Trucking & Leasing	296,053	0.2%
Building Materials	199,658	0.1%
Engineering & Construction	171,761	0.1%
Internet	132,680	0.1%
Short-Term Investments and Other Assets—Net	7,134,275	5.3%
	$133,529,668	100.0%

*	Does not constitute an industry.
Reverse Repurchase Agreements
At April 30, 2026, open positions in reverse repurchase agreements for the Fund were as follows:

Counterparty	Trade Date	Maturity Date(a)	Interest Rate Paid (Received)	Principal Amount	Value including Accrued Interest	Type of Underlying Collateral	Value of Securities Pledged as Collateral	Remaining Contractual Maturity of the Agreements(a)
Morgan Stanley	1/21/2026	Open/Demand	1.50%	$388,653	$390,256	Foreign Government Securities	$430,272	Overnight and Continuous

(a)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
For the six months ended April 30, 2026, the average interest rate paid and the average principal amount were 1.50% and $194,327, respectively.

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)

Derivative Instruments
Futures contracts ("futures")
At April 30, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	7	U.S. Treasury Long Bond	$789,906	$(28,929)
6/2026	33	U.S. Treasury Note, 2 Year	6,835,125	(44,094)
6/2026	149	U.S. Treasury Note, 5 Year	16,067,555	(218,172)
6/2026	17	U.S. Treasury Ultra Bond	1,955,531	(81,812)
Total Long Positions			$25,648,117	$(373,007)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	5	Euro-Bobl	$(677,489)	$9,565
6/2026	32	Euro-Bund	(4,708,119)	43,965
6/2026	16	Euro-Buxl	(2,046,470)	43,237
Total Short Positions			$(7,432,078)	$96,767
Total Futures				$(276,240)
At April 30, 2026, the Fund had $795,732 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended April 30, 2026, the average notional value for the months where the Fund had futures outstanding was $22,376,016 for long positions and $(6,305,581) for short positions.
Forward foreign currency contracts ("forward FX contracts")
At April 30, 2026, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	11,479,696	USD	13,413,395	CITI	5/4/2026	$59,747
USD	787,156	EUR	669,321	BCB	5/4/2026	1,607
Total unrealized appreciation						$61,354
USD	12,480,809	EUR	10,810,375	CITI	5/4/2026	(206,784)
USD	13,431,536	EUR	11,479,696	CITI	6/2/2026	(59,331)
Total unrealized depreciation						$(266,115)
Total net unrealized depreciation						$(204,761)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)

For the six months ended April 30, 2026, the average notional value for the months where the Fund had forward FX contracts outstanding was $31,248,318.
Credit default swap contracts ("credit default swaps")
At April 30, 2026, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 44 V.1	USD	3,728,000	1.00%	3M	12/20/2030	$70,046	$(35,641)	$(4,349)	$30,056

For the six months ended April 30, 2026, the average notional value for the months where the Fund had credit default swaps outstanding was $4,260,571 for buy protection.
At April 30, 2026, the Fund had $88,612 deposited in a segregated account to cover margin requirements for centrally cleared swaps.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds#	$—	$33,362,765	$—	$33,362,765
Foreign Government Securities#	—	93,032,628	—	93,032,628
Short-Term Investments	—	5,485,717	—	5,485,717
Total Investments	$—	$131,881,110	$—	$131,881,110

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of April 30, 2026:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements
Liabilities	$—	$(390,256)	$—	$(390,256)
Futures
Assets	96,767	—	—	96,767
Liabilities	(373,007)	—	—	(373,007)
Forward FX Contracts
Assets	—	61,354	—	61,354
Liabilities	—	(266,115)	—	(266,115)
Swaps
Assets	—	30,056	—	30,056
Total	$(276,240)	$(564,961)	$—	$(841,201)

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Energy Transition & Infrastructure ETF^ (Unaudited)

April 30, 2026

Number of Shares		Value
Common Stocks 76.2%
Energy Equipment & Services 5.6%
13,938	Noble Corp. PLC	$711,256
9,802	Solaris Energy Infrastructure, Inc.	723,780
12,040	Tidewater, Inc.	1,075,533 *
		2,510,569
Independent Power and Renewable Electricity Producers 4.0%
44,633	Clearway Energy, Inc. Class C	1,801,388
Multi-Utilities 4.5%
15,838	CenterPoint Energy, Inc.	691,329
14,034	Sempra	1,334,914
		2,026,243
Oil, Gas & Consumable Fuels 59.5%
77,399	Antero Midstream Corp.	1,691,964
40,972	Antero Resources Corp.	1,608,561 *
13,285	California Resources Corp.	906,834
9,767	Cheniere Energy, Inc.	2,685,437
6,915	Chevron Corp.	1,336,739
7,356	ConocoPhillips	925,238
18,281	DT Midstream, Inc.	2,705,405
17,493	EQT Corp.	1,050,979
3,986	Expand Energy Corp.	407,170
8,429	Exxon Mobil Corp.	1,300,848
12,725	Hess Midstream LP Class A	497,547
9,965	Kinetik Holdings, Inc.	503,631
22,735	Occidental Petroleum Corp.	1,377,286
5,040	ONEOK, Inc.	465,998
9,971	Pembina Pipeline Corp.	463,851
21,388	Sunococorp LLC	1,426,152
15,613	Targa Resources Corp.	4,060,629
17,619	Tourmaline Oil Corp.	853,484
31,641	Williams Cos., Inc.	2,414,525
		26,682,278
Number of Shares		Value
Trading Companies & Distributors 2.6%
2,622	Watsco, Inc.	$1,148,016

Total Common Stocks (Cost $26,679,627)		34,168,494
Number of Units
Master Limited Partnerships and Limited Partnerships 23.2%
Oil, Gas & Consumable Fuels 23.2%
166,022	Energy Transfer LP	3,351,984
87,643	Enterprise Products Partners LP	3,391,784
10,965	MPLX LP	617,001
51,774	Plains GP Holdings LP	1,265,874 *
41,206	Western Midstream Partners LP	1,791,637

Total Master Limited Partnerships and Limited Partnerships (Cost $8,457,287)		10,418,280
Number of Shares
Short-Term Investments 0.6%
Investment Companies 0.6%
258,016	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.60%(a) (Cost $258,016)	258,016
Total Investments 100.0% (Cost $35,394,930)		44,844,790
Other Assets Less Liabilities 0.0%‡		18,014
Net Assets 100.0%		$44,862,804

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of April 30, 2026.

See Notes to Financial Statements

Schedule of Investments Energy Transition & Infrastructure ETF^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$34,168,494	$—	$—	$34,168,494
Master Limited Partnerships and Limited Partnerships#	10,418,280	—	—	10,418,280
Short-Term Investments	—	258,016	—	258,016
Total Investments	$44,586,774	$258,016	$—	$44,844,790

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)

April 30, 2026

Principal Amount(a)		Value
Mortgage-Backed Securities 4.9%
Collateralized Mortgage Obligations 0.7%
Connecticut Avenue Securities Trust
$135,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 8.40%, due 6/25/2043	$143,470 (b)(c)
67,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.25%, due 2/25/2045	67,169 (b)(c)
47,000	Series 2025-R02, Class 1B1, (30 day USD SOFR Average + 1.95%), 5.60%, due 2/25/2045	46,995 (b)(c)
100,000	Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM2, Class M1, 6.52%, due 1/25/2070	100,810 (b)(d)
81,473	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	81,586 (b)
56,068	Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, due 6/25/2069	56,590 (b)
496,620
Commercial Mortgage-Backed 4.2%
BANK
75,000	Series 2023-BNK45, Class C, 6.52%, due 2/15/2056	75,455 (d)
75,000	Series 2024-BNK47, Class C, 6.83%, due 6/15/2057	75,483 (d)
BANK5
90,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	79,870 (b)
34,000	Series 2025-5YR17, Class C, 5.89%, due 11/15/2058	33,816 (d)
32,000	Series 2026-5YR21, Class C, 6.16%, due 4/15/2059	31,680 (d)
100,000	BBCMS Mortgage Trust, Series 2018-TALL, Class C, (1 mo. USD Term SOFR + 1.32%), 4.97%, due 3/15/2037	91,000 (b)(c)
Benchmark Mortgage Trust
40,000	Series 2026-V20, Class C, 5.44%, due 2/15/2059	39,193
53,000	Series 2026-V21, Class C, 6.01%, due 3/15/2059	52,150
95,289	BLP Commercial Mortgage Trust, Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 5.90%, due 3/15/2042	95,170 (b)(c)
41,000	BMO Mortgage Trust, Series 2025-5C10, Class C, 6.49%, due 5/15/2058	41,421 (d)
BX Trust
130,000	Series 2026-OPTM, Class D, (1 mo. USD Term SOFR + 2.00%), 5.66%, due 3/15/2039	129,675 (b)(c)
101,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 6.41%, due 7/15/2042	101,126 (b)(c)
63,670	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 7/15/2044	63,590 (b)(c)
100,000	Series 2025-VOLT, Class D, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 12/15/2044	99,594 (b)(c)
100,000	Series 2025-LIFE, Class A, 6.08%, due 6/13/2047	99,846 (b)(d)
28,339	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class D, 4.73%, due 5/10/2058	27,500 (b)(d)
CHI Commercial Mortgage Trust
100,000	Series 2025-110W, Class D, 6.63%, due 12/13/2040	98,050 (b)(d)
100,000	Series 2025-SFT, Class D, 7.57%, due 4/15/2042	101,657 (b)(d)
COMM Mortgage Trust
100,000	Series 2025-167G, Class E, 8.47%, due 8/10/2040	99,211 (b)(d)
100,000	Series 2024-CBM, Class D, 8.19%, due 12/10/2041	102,065 (b)(d)
60,000	CONE Trust, Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 6.69%, due 8/15/2041	59,457 (b)(c)
100,000	DC Office Trust, Series 2019-MTC, Class C, 3.17%, due 9/15/2045	87,756 (b)(d)
IP Mortgage Trust
37,000	Series 2025-IP, Class D, 6.53%, due 6/10/2042	37,361 (b)(d)
19,000	Series 2025-IP, Class E, 7.07%, due 6/10/2042	19,250 (b)(d)
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.56%, due 1/5/2039	79,750 (b)(d)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Commercial Mortgage-Backed – cont'd
$140,000	MAD Commercial Mortgage Trust, Series 2025-11MD, Class D, 6.57%, due 10/15/2042	$141,502 (b)(d)
100,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.41%, due 9/10/2039	95,771 (b)(d)
115,000	Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, due 7/15/2051	95,380 (b)
100,000	NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.10%, due 2/15/2042	100,125 (b)(c)
100,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 6.45%, due 12/15/2039	100,313 (b)(c)
100,000	PRM Trust, Series 2025-PRM6, Class E, 6.80%, due 7/5/2033	99,824 (b)(d)
42,000	SFO Commercial Mortgage Trust, Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.17%, due 5/15/2038	41,688 (b)(c)
115,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, (1 mo. USD Term SOFR + 2.70%), 6.36%, due 1/15/2039	114,713 (b)(c)
Wells Fargo Commercial Mortgage Trust
100,000	Series 2024-1CHI, Class D, 6.93%, due 7/15/2035	100,642 (b)(d)
32,000	Series 2026-C66, Class C, 6.25%, due 4/15/2059	31,982 (d)
2,743,066
Total Mortgage-Backed Securities (Cost $3,253,681)		3,239,686
Asset-Backed Securities 9.9%
Home Equity 0.1%
100,000	OBX Trust, Series 2025-HE1, Class M1, (30 day USD SOFR Average + 1.90%), 5.55%, due 2/25/2055	100,566 (b)(c)
Other 9.8%
1,250,000	AGL CLO 33 Ltd., Series 2024-33A, Class E, (3 mo. USD Term SOFR + 5.50%), 9.17%, due 7/21/2037	1,202,950 (b)(c)
650,000	Arini U.S. CLO VI Ltd., Series 6A, Class D, (2.85% - 3 mo. USD Term SOFR), 0.00%, due 7/15/2039	650,045 (b)(c)(e)
1,250,000	Ballyrock CLO 27 Ltd., Series 2024-27A, Class C1, (3 mo. USD Term SOFR + 2.90%), 6.57%, due 10/25/2037	1,254,789 (b)(c)
56,013	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	56,846 (b)
100,000	Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class B, 6.51%, due 5/20/2055	101,697 (b)
CyrusOne Data Centers Issuer I LLC
33,347	Series 2023-1A, Class B, 5.45%, due 4/20/2048	32,767 (b)
105,000	Series 2024-3A, Class A2, 4.65%, due 5/20/2049	100,003 (b)
95,985	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class D, 6.22%, due 3/25/2060	96,449 (b)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	100,690 (b)
MetroNet Infrastructure Issuer LLC
66,000	Series 2025-2A, Class C, 7.83%, due 8/20/2055	67,444 (b)
65,000	Series 2026-1A, Class C, 7.10%, due 4/20/2056	65,400 (b)
45,000	MTP ABS Funding LLC, Series 2026-1A, Class B, 5.88%, due 4/25/2056	45,199 (b)(e)
70,937	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	71,087 (b)
500,000	OCP CLO Ltd., Series 2021-23A, Class D1R2, (3 mo. USD Term SOFR + 2.35%), 6.03%, due 1/17/2039	498,865 (b)(c)
QTS Issuer ABS II LLC
25,038	Series 2025-1A, Class A2, 5.04%, due 10/5/2055	24,555 (b)
62,000	Series 2026-4A, Class A2, 5.70%, due 3/5/2056	62,032 (b)
60,000	Series 2026-4A, Class B, 6.73%, due 3/5/2056	60,014 (b)
25,000	Series 2026-5A, Class A2, 6.18%, due 3/6/2056	25,172 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
Sierra Timeshare Receivables Funding LLC
	$26,868	Series 2023-3A, Class C, 7.12%, due 9/20/2040	$27,604 (b)
	36,386	Series 2024-2A, Class C, 5.83%, due 6/20/2041	36,643 (b)
	1,250,000	Symphony CLO 45 Ltd., Series 2024-45A, Class E, (3 mo. USD Term SOFR + 5.75%), 9.42%, due 10/15/2037	1,235,140 (b)(c)
	53,000	VB-S1 Issuer LLC, Series 2026-1A, Class F, 6.84%, due 3/15/2056	53,190 (b)
	500,000	Wellington Management CLO 3 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 3.00%), 6.68%, due 7/18/2037	501,574 (b)(c)
	63,000	Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, due 6/25/2055	59,616 (b)
6,429,771
Total Asset-Backed Securities (Cost $6,579,186)			6,530,337

Corporate Bonds 64.1%
Advertising 0.5%
Clear Channel Outdoor Holdings, Inc.
	85,000	7.13%, due 2/15/2031	88,367 (b)
	80,000	7.50%, due 3/15/2033	84,038 (b)
Neptune Bidco U.S., Inc.
	105,000	9.29%, due 4/15/2029	106,192 (b)
	25,000	10.38%, due 5/15/2031	25,799 (b)
304,396
Aerospace & Defense 1.1%
	65,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	66,960 (b)
Bombardier, Inc.
	110,000	7.25%, due 7/1/2031	115,741 (b)
	30,000	6.75%, due 6/15/2033	31,281 (b)
	70,000	Goat Holdco LLC, 6.75%, due 2/1/2032	71,733 (b)
TransDigm, Inc.
	110,000	6.63%, due 3/1/2032	113,046 (b)
	40,000	6.38%, due 5/31/2033	40,308 (b)
	90,000	6.75%, due 1/31/2034	92,457 (b)
	195,000	6.13%, due 7/31/2034	195,214 (b)
726,740
Airlines 0.5%
EUR	100,000	Deutsche Lufthansa AG, 5.25%, due 1/15/2055	115,012 (f)(g)
EUR	100,000	Transportes Aereos Portugueses SA, 5.13%, due 11/15/2029	116,837 (g)
United Airlines Holdings, Inc.
	$40,000	4.88%, due 3/1/2029	39,403
	30,000	5.38%, due 3/1/2031	29,568
300,820
Apparel 0.6%
Beach Acquisition Bidco LLC
EUR	100,000	5.25%, due 7/15/2032	116,781 (g)
	$84,323	10.00% Cash/10.75% PIK, due 7/15/2033	92,756 (b)(h)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Apparel – cont'd
	$30,000	Champ Acquisition Corp., 8.38%, due 12/1/2031	$31,604 (b)
VF Corp.
	35,000	2.95%, due 4/23/2030	31,756
EUR	100,000	0.63%, due 2/25/2032	93,800
366,697
Auto Manufacturers 0.6%
	$85,000	Allison Transmission, Inc., 5.88%, due 12/1/2033	85,812 (b)
EUR	100,000	Jaguar Land Rover Automotive PLC, 4.50%, due 7/15/2028	117,120 (g)
	$80,000	Nissan Motor Co. Ltd., 4.81%, due 9/17/2030	74,714 (b)
EUR	100,000	Renault SA, 3.88%, due 9/30/2030	116,648 (g)
394,294
Auto Parts & Equipment 1.9%
	$145,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 9/15/2032	148,326 (b)
Cyprium Corp./Cyprium Holdings Luxembourg SARL
	80,000	6.13%, due 4/15/2031	80,552 (b)
	80,000	6.38%, due 4/15/2034	79,898 (b)
	36,050	Dexko Global, Inc., 7.50%, due 4/15/2032	32,437 (b)
Forvia SE
EUR	100,000	5.63%, due 6/15/2030	120,403 (g)
	$90,000	6.75%, due 9/15/2033	90,256 (b)
	170,000	IHO Verwaltungs GmbH, 6.38% Cash/7.13% PIK, due 5/15/2029	170,765 (b)(h)
EUR	100,000	Schaeffler AG, 4.50%, due 3/28/2030	117,654 (g)
EUR	100,000	Valeo SE, 4.63%, due 3/23/2032	116,454 (g)
EUR	100,000	ZF Europe Finance BV, 6.13%, due 3/13/2029	120,425 (g)
ZF North America Capital, Inc.
	$35,000	7.13%, due 4/14/2030	35,093 (b)
	105,000	7.50%, due 3/24/2031	105,135 (b)
	10,000	6.88%, due 4/23/2032	9,786 (b)
1,227,184
Banks 3.1%
EUR	200,000	ABN AMRO Bank NV, 6.38%, due 9/22/2034	246,559 (f)(g)(i)
	$45,000	Banco Bilbao Vizcaya Argentaria SA, 7.13%, due 5/8/2033	45,000 (f)(i)(j)(k)
	175,000	Bank of America Corp., 6.63%, due 5/1/2030	180,489 (f)(i)
	200,000	BSF Finance, 5.76%, due 9/3/2035	196,317 (f)(g)
	150,000	Citigroup, Inc., 6.63%, due 2/15/2031	151,839 (f)(i)
	150,000	Goldman Sachs Group, Inc., 7.50%, due 5/10/2029	156,762 (f)(i)
	150,000	Huntington Bancshares, Inc., 4.45%, due 10/15/2027	147,634 (f)(i)
	200,000	ING Groep NV, 4.25%, due 5/16/2031	179,499 (f)(i)
	25,000	JPMorgan Chase & Co., 6.10%, due 12/31/2099	25,000 (e)(f)(i)(k)
	240,000	M&T Bank Corp., 3.50%, due 9/1/2026	236,520 (f)(i)
	85,000	PNC Financial Services Group, Inc., 3.40%, due 9/15/2026	83,948 (f)(i)
	200,000	UBS Group AG, 6.63%, due 1/8/2031	201,392 (b)(f)(i)
	75,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	74,584 (b)
	90,000	Wells Fargo & Co., 6.13%, due 6/15/2031	90,312 (f)(i)
2,015,855

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Biotechnology 0.1%
	$15,000	BioMarin Pharmaceutical, Inc., 5.50%, due 2/15/2034	$14,895 (b)
Genmab AS/Genmab Finance LLC
	30,000	6.25%, due 12/15/2032	30,787 (b)
	15,000	7.25%, due 12/15/2033	15,640 (b)
61,322
Building Materials 1.1%
	75,000	Builders FirstSource, Inc., 6.75%, due 5/15/2035	75,741 (b)
	35,000	Cornerstone Building Brands, Inc., 9.50%, due 8/15/2029	22,259 (b)
	100,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, due 7/15/2031	103,379 (b)
	35,000	JELD-WEN Holding, Inc., 7.00%, due 9/1/2032	17,709 (b)
	70,000	JH North America Holdings, Inc., 6.13%, due 7/31/2032	70,149 (b)
	60,000	Masterbrand, Inc., 7.00%, due 7/15/2032	59,674 (b)
	55,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	50,741 (b)
Quikrete Holdings, Inc.
	100,000	6.38%, due 3/1/2032	101,578 (b)
	50,000	6.75%, due 3/1/2033	50,703 (b)
Standard Building Solutions, Inc.
	20,000	6.25%, due 8/1/2033	19,987 (b)
	45,000	5.88%, due 3/15/2034	43,869 (b)
	100,000	Standard Industries, Inc., 3.38%, due 1/15/2031	90,768 (b)
706,557
Chemicals 1.9%
	35,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	36,344 (b)
Celanese U.S. Holdings LLC
	20,000	7.05%, due 11/15/2030	21,468 (l)
	25,000	7.00%, due 2/15/2031	26,012
	25,000	7.38%, due 7/15/2032	26,494
	20,000	7.20%, due 11/15/2033	21,624 (l)
	25,000	7.38%, due 2/15/2034	26,175
FMC Corp.
	10,000	3.45%, due 10/1/2029	9,049
	10,000	6.38%, due 5/18/2053	7,543
	5,000	8.45%, due 11/1/2055	3,314 (f)
INEOS Finance PLC
	20,000	6.75%, due 5/15/2028	20,087 (b)
	15,000	7.50%, due 4/15/2029	14,814 (b)
Olympus Water U.S. Holding Corp.
EUR	100,000	3.88%, due 10/1/2028	115,160 (g)
	$40,000	6.25%, due 10/1/2029	39,097 (b)
	5,000	7.25%, due 6/15/2031	5,030 (b)
	175,000	6.75%, due 8/1/2032	169,623 (b)
	230,000	Sasol Financing USA LLC, 8.75%, due 4/10/2033	242,901 (b)
	95,000	SCIH Salt Holdings, Inc., 6.63%, due 5/1/2029	94,298 (b)
	200,000	Sociedad Quimica y Minera de Chile SA, 5.63%, due 4/22/2056	198,660 (b)(f)
WR Grace Holdings LLC
	150,000	7.38%, due 3/1/2031	151,560 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Chemicals – cont'd
	$40,000	6.63%, due 8/15/2032	$39,703 (b)
1,268,956
Commercial Services 3.3%
	110,000	ADT Security Corp., 5.88%, due 10/15/2033	108,366 (b)
	75,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	77,475 (b)
	135,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	141,598 (b)
	120,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	119,072 (b)
EUR	100,000	Arena Luxembourg Finance SARL, 1.88%, due 2/1/2028	114,010 (g)
Block, Inc.
	$125,000	6.50%, due 5/15/2032	127,382
	25,000	6.00%, due 8/15/2033	24,952 (b)
	40,000	Champions Financing, Inc., 8.75%, due 2/15/2029	38,925 (b)
EquipmentShare.com, Inc.
	10,000	8.63%, due 5/15/2032	10,606 (b)
	105,000	8.00%, due 3/15/2033	110,112 (b)
Garda World Security Corp.
	80,000	6.00%, due 6/1/2029	78,394 (b)
	30,000	6.50%, due 1/15/2031	30,647 (b)
	110,000	8.25%, due 8/1/2032	112,546 (b)
Herc Holdings, Inc.
	132,000	7.00%, due 6/15/2030	137,329 (b)
	87,000	7.25%, due 6/15/2033	91,109 (b)
EUR	100,000	Q-Park Holding I BV, 5.13%, due 2/15/2030	118,860 (g)
	$30,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	29,941 (b)
EUR	100,000	Techem Verwaltungsgesellschaft 675 GmbH, 4.63%, due 7/15/2032	116,160 (g)
	$125,000	United Rentals North America, Inc., 5.38%, due 11/15/2033	123,598 (b)
EUR	100,000	Verisure Midholding AB, 5.25%, due 2/15/2029	117,480 (g)
	$95,000	Veritiv Operating Co., 10.50%, due 11/30/2030	100,108 (b)
	150,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	156,155 (b)
	110,000	Williams Scotsman, Inc., 7.38%, due 10/1/2031	114,563 (b)
2,199,388
Computers 0.8%
	45,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	44,541 (b)
	95,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	98,336 (b)
EUR	100,000	Atos SE, 9.36%, due 12/18/2029	133,908 (g)(l)
	$100,000	CACI International, Inc., 6.38%, due 6/15/2033	102,305 (b)
	75,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	75,749 (b)
	45,000	Science Applications International Corp., 5.88%, due 11/1/2033	44,385 (b)
499,224
Distribution - Wholesale 0.5%
	35,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	34,777 (b)
	30,000	Gates Corp., 6.88%, due 7/1/2029	30,862 (b)
	120,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	121,103 (b)
	50,000	S&S Holdings LLC, 8.38%, due 10/1/2031	46,006 (b)
	105,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	109,608 (b)
342,356

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Diversified Financial Services 3.1%
	$280,000	Ally Financial, Inc., 4.70%, due 5/15/2026	$279,278 (f)(i)
	140,000	Capital One Financial Corp., 6.18%, due 1/30/2036	142,580 (f)
	530,000	Charles Schwab Corp., 4.00%, due 6/1/2026	529,132 (f)(i)
	40,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	40,694 (b)
	35,000	Freedom Mortgage Holdings LLC, 8.38%, due 4/1/2032	35,485 (b)
	110,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	111,574 (b)
Jane Street Group/JSG Finance, Inc.
	100,000	7.13%, due 4/30/2031	103,677 (b)
	50,000	6.75%, due 5/1/2033	51,366 (b)
	45,000	Navient Corp., 7.88%, due 6/15/2032	43,316
OneMain Finance Corp.
	90,000	6.63%, due 5/15/2029	91,551
	90,000	7.13%, due 9/15/2032	91,265
	15,000	6.75%, due 9/15/2033	14,754
	85,000	PennyMac Financial Services, Inc., 6.88%, due 5/15/2032	84,067 (b)
	35,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	36,449 (b)
Rocket Cos., Inc.
	55,000	6.13%, due 8/1/2030	55,816 (b)
	115,000	6.38%, due 8/1/2033	116,402 (b)
	80,000	SLM Corp., 6.50%, due 1/31/2030	80,768
	55,000	UWM Holdings LLC, 6.63%, due 2/1/2030	52,787 (b)
	45,000	Velocity Commercial Capital LLC, 9.38%, due 2/15/2031	46,532 (b)
2,007,493
Electric 4.1%
	90,000	Alliant Energy Corp., 5.75%, due 4/1/2056	88,463 (f)
Alpha Generation LLC
	135,000	6.75%, due 10/15/2032	138,268 (b)
	110,000	6.25%, due 1/15/2034	109,248 (b)
	155,000	American Electric Power Co., Inc., 6.05%, due 3/15/2056	154,507 (f)
	115,000	CenterPoint Energy, Inc., 5.95%, due 4/1/2056	114,527 (f)
	40,000	Clearway Energy Operating LLC, 5.75%, due 1/15/2034	40,010 (b)
	100,000	CMS Energy Corp., 6.50%, due 6/1/2055	102,457 (f)
	155,000	Dominion Energy, Inc., 6.63%, due 5/15/2055	158,526 (f)
EUR	100,000	EDP SA, 4.75%, due 5/29/2054	118,735 (f)(g)
GBP	100,000	Electricite de France SA, 7.38%, due 6/17/2035	139,336 (f)(g)(i)
Eversource Energy
	$35,000	6.10%, due 8/15/2056	34,858 (f)
	65,000	6.35%, due 8/15/2056	64,971 (f)
	10,000	NextEra Energy Capital Holdings, Inc., 6.75%, due 6/15/2054	10,471 (f)
NRG Energy, Inc.
	115,000	10.25%, due 3/15/2028	124,925 (b)(f)(i)
	60,000	6.00%, due 2/1/2033	60,464 (b)
	65,000	5.75%, due 1/15/2034	64,520 (b)
	35,000	5.88%, due 5/15/2034	34,874 (b)
	35,000	6.13%, due 5/15/2036	34,868 (b)
EUR	100,000	Orsted AS, 5.13%, due 12/31/2099	118,390 (f)(g)
	$65,000	PG&E Corp., 6.85%, due 9/15/2056	64,987 (f)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Electric – cont'd
	$200,000	Saavi Energia SARL, 8.88%, due 2/10/2035	$222,460 (b)
Sempra
	105,000	6.55%, due 4/1/2055	106,079 (f)
	75,000	6.38%, due 4/1/2056	75,856 (f)
	80,000	Sierra Pacific Power Co., 6.38%, due 9/15/2056	79,673 (f)
Talen Energy Supply LLC
	110,000	6.25%, due 2/1/2034	109,179 (b)
	105,000	6.50%, due 2/1/2036	105,398 (b)
	60,000	Vistra Corp., 7.00%, due 12/15/2026	60,175 (b)(f)(i)
	105,000	VoltaGrid LLC, 7.38%, due 11/1/2030	108,982 (b)
	45,000	XPLR Infrastructure Operating Partners LP, 7.75%, due 4/15/2034	47,167 (b)
2,692,374
Electrical Components & Equipment 0.4%
	55,000	EnerSys, 6.63%, due 1/15/2032	56,600 (b)
EUR	100,000	Nexans SA, 4.25%, due 3/11/2030	119,012 (g)
WESCO Distribution, Inc.
	$20,000	5.25%, due 4/15/2031	19,987 (b)
	40,000	6.63%, due 3/15/2032	41,427 (b)
	40,000	6.38%, due 3/15/2033	41,316 (b)
	15,000	5.50%, due 4/15/2034	14,961 (b)
293,303
Electronics 0.1%
	80,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	82,542 (b)
Energy - Alternate Sources 0.3%
	206,000	FS Luxembourg SARL, 8.13%, due 2/11/2036	190,807 (b)
Engineering & Construction 0.4%
EUR	100,000	Abertis Infraestructuras Finance BV, 4.75%, due 11/23/2030	117,087 (f)(g)(i)
	$45,000	Artera Services LLC, 8.50%, due 2/15/2031	38,755 (b)
	20,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	18,412 (b)
Global Infrastructure Solutions, Inc.
	60,000	5.63%, due 6/1/2029	59,901 (b)
	40,000	7.50%, due 4/15/2032	42,199 (b)
276,354
Entertainment 1.5%
	135,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	138,080 (b)
EUR	100,000	Cirsa Finance International SARL, 6.50%, due 3/15/2029	121,138 (g)
GBP	100,000	CPUK Finance Ltd., 4.50%, due 8/28/2027	133,620 (g)
Discovery Global Holdings, Inc.
	$75,000	4.28%, due 3/15/2032	67,930
	30,000	5.05%, due 3/15/2042	21,406
	120,000	Light & Wonder International, Inc., 6.25%, due 10/1/2033	119,006 (b)
	55,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	53,773 (b)
	120,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	116,015 (b)
	95,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	93,670 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Entertainment – cont'd
	$20,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 1/15/2032	$20,333 (b)
	75,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	76,334 (b)
961,305
Environmental Control 0.2%
	135,000	Madison IAQ LLC, 5.88%, due 6/30/2029	134,635 (b)
Food 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
	20,000	5.50%, due 3/31/2031	19,889 (b)
	85,000	5.63%, due 3/31/2032	83,854 (b)
	110,000	5.75%, due 3/31/2034	107,087 (b)
	100,000	Chobani LLC/Chobani Finance Corp., Inc., 6.38%, due 4/15/2034	102,031 (b)
	85,000	Froneri Lux FinCo SARL, 6.00%, due 8/1/2032	84,068 (b)
	261,000	Grupo Nutresa SA, 7.88%, due 10/21/2031	260,347 (b)(f)(i)
Performance Food Group, Inc.
	35,000	4.25%, due 8/1/2029	33,933 (b)
	5,000	6.13%, due 9/15/2032	5,068 (b)
	75,000	5.63%, due 3/1/2034	73,437 (b)
U.S. Foods, Inc.
	10,000	4.75%, due 2/15/2029	9,891 (b)
	20,000	7.25%, due 1/15/2032	20,803 (b)
	20,000	5.75%, due 4/15/2033	20,073 (b)
820,481
Food Service 0.1%
TKC Holdings, Inc.
	65,000	8.50%, due 8/15/2030	66,534 (b)
	25,000	12.00%, due 2/15/2031	26,050 (b)
92,584
Forest Products & Paper 0.1%
	50,000	Magnera Corp., 7.25%, due 11/15/2031	46,814 (b)
Gas 0.3%
Spire, Inc.
	75,000	6.25%, due 6/1/2056	74,743 (f)
	95,000	6.45%, due 6/1/2056	95,236 (f)
169,979
Healthcare - Products 0.3%
	55,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	56,788 (b)
	55,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, due 4/1/2029	56,244 (b)
EUR	100,000	RAY Financing LLC, 6.50%, due 7/15/2031	118,539 (g)
231,571
Healthcare - Services 2.4%
	$35,000	Acadia Healthcare Co., Inc., 5.00%, due 4/15/2029	34,248 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Healthcare - Services – cont'd
Centene Corp.
	$90,000	4.63%, due 12/15/2029	$87,741
	45,000	3.38%, due 2/15/2030	41,816
CHS/Community Health Systems, Inc.
	5,000	6.00%, due 1/15/2029	4,960 (b)
	25,000	6.88%, due 4/15/2029	24,596 (b)
	25,000	6.13%, due 4/1/2030	22,164 (b)
	25,000	5.25%, due 5/15/2030	23,606 (b)
	35,000	10.88%, due 1/15/2032	37,590 (b)
	45,000	9.75%, due 1/15/2034	46,413 (b)
EUR	100,000	Ephios Subco 3 SARL, 7.88%, due 1/31/2031	123,755 (g)
EUR	100,000	Eurofins Scientific SE, 5.75%, due 1/4/2032	121,218 (f)(g)(i)
	$110,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	114,668 (b)
EUR	100,000	IQVIA, Inc., 2.25%, due 1/15/2028	114,697 (g)
LifePoint Health, Inc.
	$45,000	10.00%, due 6/1/2032	46,057 (b)
	110,000	7.00%, due 5/1/2034	107,257 (b)
EUR	100,000	Mehilainen Yhtiot OYJ, 5.13%, due 6/30/2032	117,778 (g)
Molina Healthcare, Inc.
	$55,000	6.50%, due 2/15/2031	55,960 (b)
	90,000	6.25%, due 1/15/2033	89,905 (b)
	45,000	Select Medical Corp., 6.25%, due 12/1/2032	43,696 (b)
	150,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	149,600 (b)
	65,000	Team Health Holdings, Inc., 8.38%, due 6/30/2028	65,220 (b)
	130,000	Tenet Healthcare Corp., 6.00%, due 11/15/2033	131,396 (b)
1,604,341
Home Builders 0.5%
	25,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	24,897 (b)
	55,000	Installed Building Products, Inc., 5.63%, due 2/1/2034	54,727 (b)
K Hovnanian Enterprises, Inc.
	35,000	8.00%, due 4/1/2031	35,292 (b)
	30,000	8.38%, due 10/1/2033	30,139 (b)
	35,000	LGI Homes, Inc., 7.00%, due 11/15/2032	33,543 (b)
	95,000	Mattamy Group Corp., 6.00%, due 12/15/2033	91,206 (b)
	90,000	Taylor Morrison Communities, Inc., 5.75%, due 11/15/2032	90,961 (b)
360,765
Housewares 0.0%‡
Newell Brands, Inc.
	20,000	8.50%, due 6/1/2028	20,899 (b)
	10,000	6.63%, due 9/15/2029	9,993
30,892
Insurance 0.4%
	15,000	Acrisure LLC/Acrisure Finance, Inc., 6.75%, due 7/1/2032	14,778 (b)
	45,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	43,879 (b)
HUB International Ltd.
	130,000	7.25%, due 6/15/2030	134,481 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Insurance – cont'd
	$40,000	7.38%, due 1/31/2032	$40,975 (b)
	60,000	USI, Inc., 7.50%, due 1/15/2032	61,717 (b)
295,830
Internet 0.3%
EUR	100,000	United Group BV, 6.50%, due 10/31/2031	119,417 (g)
Wayfair LLC
	$10,000	7.25%, due 10/31/2029	10,248 (b)
	20,000	7.75%, due 9/15/2030	20,752 (b)
	45,000	6.75%, due 11/15/2032	45,495 (b)
195,912
Iron - Steel 0.5%
	40,000	Carpenter Technology Corp., 5.63%, due 3/1/2034	40,024 (b)
Cleveland-Cliffs, Inc.
	50,000	7.00%, due 3/15/2032	49,969 (b)
	50,000	7.38%, due 5/1/2033	50,532 (b)
Mineral Resources Ltd.
	65,000	7.00%, due 4/1/2031	67,468 (b)
	30,000	6.00%, due 5/1/2032	29,767 (b)
	30,000	6.25%, due 5/1/2034	29,623 (b)
	31,058	Samarco Mineracao SA, 4.00% Cash/5.00% PIK, due 6/30/2031	31,159 (g)(h)
298,542
Leisure Time 1.2%
	85,000	Acushnet Co., 5.63%, due 12/1/2033	85,395 (b)
Carnival Corp.
	10,000	5.88%, due 6/15/2031	10,142 (b)
	205,000	6.13%, due 2/15/2033	208,005 (b)
	100,000	Lindblad Expeditions LLC, 7.00%, due 9/15/2030	102,728 (b)
NCL Corp. Ltd.
	40,000	5.88%, due 1/15/2031	38,933 (b)
	60,000	6.75%, due 2/1/2032	59,706 (b)
	120,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	120,737 (b)
	120,000	Viking Cruises Ltd., 5.88%, due 10/15/2033	120,305 (b)
	15,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	14,990 (b)
760,941
Lodging 0.9%
EUR	100,000	Essendi SA, 5.50%, due 11/15/2031	117,172 (g)
	$200,000	Fortune Star BVI Ltd., 5.05%, due 1/27/2027	196,991 (g)
	200,000	Studio City Finance Ltd., 6.50%, due 1/15/2028	199,622 (g)
	50,000	Travel & Leisure Co., 6.13%, due 9/1/2033	49,549 (b)
	45,000	Wyndham Hotels & Resorts, Inc., 5.63%, due 3/1/2033	44,530 (b)
607,864
Machinery - Construction & Mining 0.3%
	70,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	74,844 (b)
Terex Corp.
	125,000	5.00%, due 5/15/2029	124,150 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Machinery - Construction & Mining – cont'd
	$5,000	6.25%, due 10/15/2032	$5,082 (b)
204,076
Machinery - Diversified 0.4%
	110,000	Columbus McKinnon Corp., 7.13%, due 2/1/2033	110,628 (b)
	55,000	Esab Corp., 5.63%, due 4/1/2031	55,506 (b)
	85,000	Lsf12 Helix Parent LLC, 7.13%, due 2/1/2033	82,972 (b)
249,106
Media 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
	50,000	5.38%, due 6/1/2029	49,193 (b)
	45,000	6.38%, due 9/1/2029	45,078 (b)
	55,000	4.75%, due 3/1/2030	52,136 (b)
	105,000	4.25%, due 2/1/2031	95,368 (b)
	80,000	4.50%, due 5/1/2032	70,253
	50,000	7.00%, due 2/1/2033	49,287 (b)
	55,000	4.50%, due 6/1/2033	47,251 (b)
	20,000	4.25%, due 1/15/2034	16,775 (b)
	25,000	7.38%, due 2/1/2036	24,509 (b)
CSC Holdings LLC
	55,000	5.50%, due 4/15/2027	46,395 (b)
	105,000	11.25%, due 5/15/2028	85,395 (b)
	55,000	11.75%, due 1/31/2029	39,385 (b)
	20,000	Discovery Communications LLC, 4.13%, due 5/15/2029	19,501
DISH DBS Corp.
	80,000	7.38%, due 7/1/2028	78,127
	45,000	5.75%, due 12/1/2028	44,212 (b)
EchoStar Corp.
	70,000	10.75%, due 11/30/2029	76,003
	50,000	6.75% Cash/6.75% PIK, due 11/30/2030	50,731 (h)
	40,000	McGraw-Hill Education, Inc., 7.38%, due 9/1/2031	41,329 (b)
	80,000	Midcontinent Communications, 8.00%, due 8/15/2032	75,290 (b)
Paramount Global
	25,000	7.88%, due 7/30/2030	26,603
	30,000	4.95%, due 1/15/2031	28,299
	30,000	6.88%, due 4/30/2036	27,908
	25,000	4.38%, due 3/15/2043	15,943
	20,000	5.85%, due 9/1/2043	14,681
	25,000	4.90%, due 8/15/2044	16,394
EUR	100,000	Sunrise FinCo I BV, 4.63%, due 5/15/2032	116,153 (g)
1,252,199
Metal Fabricate - Hardware 0.1%
	$40,000	Advanced Drainage Systems, Inc., 5.38%, due 3/1/2034	39,435 (b)
Mining 3.3%
	105,000	Capstone Copper Corp., 6.75%, due 3/31/2033	106,857 (b)
	70,000	Century Aluminum Co., 6.88%, due 8/1/2032	72,463 (b)
	200,000	Cia de Minas Buenaventura SAA, 6.80%, due 2/4/2032	205,036 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Mining – cont'd
$20,000	Constellium SE, 6.38%, due 8/15/2032	$20,510 (b)
200,000	Endeavour Mining PLC, 7.00%, due 5/28/2030	204,701 (g)
First Quantum Minerals Ltd.
40,000	8.00%, due 3/1/2033	42,030 (b)
30,000	7.25%, due 2/15/2034	30,843 (b)
265,000	6.38%, due 2/15/2036	260,513 (b)
200,000	Ivanhoe Mines Ltd., 7.88%, due 1/23/2030	203,331 (g)
115,000	Kaiser Aluminum Corp., 5.88%, due 3/1/2034	115,180 (b)
200,000	Navoi Mining & Metallurgical Combinat, 6.95%, due 10/17/2031	212,557 (g)
75,000	Novelis Corp., 6.88%, due 1/30/2030	76,891 (b)
80,000	Skeena Resources Ltd., 8.50%, due 4/1/2031	83,758 (b)
95,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	99,450 (b)
200,000	Vedanta Resources Finance II PLC, 10.88%, due 9/17/2029	212,521 (g)
231,000	Volcan Cia Minera SAA, 8.50%, due 10/28/2032	238,505 (b)
2,185,146
Miscellaneous Manufacturer 0.7%
95,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	96,645 (b)
150,000	Avient Corp., 6.25%, due 11/1/2031	152,178 (b)
35,000	Axon Enterprise, Inc., 6.25%, due 3/15/2033	35,916 (b)
90,312	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	91,621 (b)(h)
70,000	Enpro, Inc., 6.13%, due 6/1/2033	71,338 (b)
447,698
Multi-National 0.3%
200,000	Banque Ouest Africaine de Developpement, 8.20%, due 2/13/2055	199,038 (f)(g)
Oil & Gas 3.5%
180,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 6/30/2029	180,230 (b)
200,000	Azule Energy Finance PLC, 8.13%, due 1/23/2030	205,818 (b)
65,000	BKV Upstream Midstream LLC, 7.50%, due 10/15/2030	66,549 (b)
Caturus Energy LLC
90,000	8.50%, due 2/15/2030	94,102 (b)
30,000	7.13%, due 5/15/2031	30,083 (b)
200,000	Constellation Oil Services Holding SA, 9.38%, due 11/7/2029	210,000 (b)
Crescent Energy Finance LLC
60,000	7.63%, due 4/1/2032	61,781 (b)
20,000	7.38%, due 1/15/2033	20,469 (b)
80,000	DBR Land Holdings LLC, 6.25%, due 12/1/2030	81,900 (b)
Hilcorp Energy I LP/Hilcorp Finance Co.
35,000	6.00%, due 4/15/2030	34,861 (b)
90,000	6.25%, due 4/15/2032	89,410 (b)
35,000	8.38%, due 11/1/2033	37,425 (b)
45,000	Infinity Natural Resources LLC, 7.63%, due 4/1/2031	45,761 (b)
Matador Resources Co.
60,000	6.50%, due 4/15/2032	61,270 (b)
45,000	6.00%, due 4/15/2034	45,171 (b)
30,000	Northern Oil & Gas, Inc., 7.88%, due 10/15/2033	31,092 (b)
115,000	Permian Resources Operating LLC, 6.25%, due 2/1/2033	117,746 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Oil & Gas – cont'd
$200,000	Petroleos Mexicanos, 7.69%, due 1/23/2050	$182,912
200,000	SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, due 11/14/2030	202,800 (b)
30,000	SM Energy Co., 8.63%, due 11/1/2030	31,733 (b)
40,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	39,456 (b)
Transocean International Ltd.
95,000	8.25%, due 5/15/2029	98,636 (b)
15,000	8.50%, due 5/15/2031	15,862 (b)
55,000	7.88%, due 10/15/2032	58,935 (b)
200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	213,526 (b)
33,000	Vista Energy Argentina SAU, 7.63%, due 12/10/2035	33,990 (b)
2,291,518
Oil & Gas Services 0.9%
75,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	77,172 (b)
Kodiak Gas Services LLC
5,000	5.88%, due 4/1/2031	5,036 (b)
80,000	6.50%, due 10/1/2033	81,832 (b)
45,000	6.75%, due 10/1/2035	46,743 (b)
90,000	Star Holding LLC, 8.75%, due 8/1/2031	91,830 (b)
210,000	USA Compression Partners LP/USA Compression Finance Corp., 6.25%, due 10/1/2033	211,913 (b)
WBI Operating LLC
60,000	6.25%, due 10/15/2030	60,835 (b)
45,000	6.50%, due 10/15/2033	45,484 (b)
620,845
Packaging & Containers 1.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
120,000	4.00%, due 9/1/2029	112,310 (b)
45,000	6.25%, due 1/30/2031	45,306 (b)
30,000	Canpack Group, Inc./CANPACK SA, 6.00%, due 5/15/2031	30,014 (b)
45,000	Clydesdale Acquisition Holdings, Inc., 6.88%, due 1/15/2030	43,996 (b)
25,000	Graphic Packaging International LLC, 6.38%, due 7/15/2032	24,951 (b)
Mauser Packaging Solutions Holding Co.
85,000	7.88%, due 4/15/2030	85,949 (b)
115,000	9.25%, due 4/15/2030	109,602 (b)
Sword Purchaser LLC
105,000	8.25%, due 4/15/2033	107,432 (b)
75,000	10.50%, due 4/15/2034	76,314 (b)
45,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 5/15/2030	39,434 (b)
60,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	60,179 (b)
Trivium Packaging Finance BV
52,000	8.25%, due 7/15/2030	54,220 (b)
55,000	12.25%, due 1/15/2031	59,965 (b)
849,672
Pharmaceuticals 1.4%
180,000	1261229 BC Ltd., 10.00%, due 4/15/2032	185,900 (b)
30,000	Adapthealth LLC, 6.13%, due 8/1/2028	29,994 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Pharmaceuticals – cont'd
Bausch Health Cos., Inc.
	$55,000	5.00%, due 1/30/2028	$47,025 (b)
	25,000	4.88%, due 6/1/2028	23,483 (b)
	25,000	11.00%, due 9/30/2028	26,000 (b)
	10,000	5.25%, due 1/30/2030	6,510 (b)
	100,000	CVS Health Corp., 6.75%, due 12/10/2054	103,603 (f)
Grifols SA
	25,000	4.75%, due 10/15/2028	24,650 (b)
EUR	100,000	7.50%, due 5/1/2030	121,841 (g)
EUR	100,000	Gruenenthal GmbH, 4.63%, due 11/15/2031	116,996 (g)
EUR	100,000	Nidda Healthcare Holding GmbH, 7.00%, due 2/21/2030	120,974 (g)
Organon & Co./Organon Foreign Debt Co-Issuer BV
	$10,000	6.75%, due 5/15/2034	10,543 (b)
	5,000	7.88%, due 5/15/2034	5,357 (b)
EUR	100,000	Teva Pharmaceutical Finance Netherlands II BV, 4.38%, due 5/9/2030	118,634
941,510
Pipelines 3.3%
	$125,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	128,184 (b)
	130,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	128,416 (b)
	115,000	Enbridge, Inc., 8.50%, due 1/15/2084	130,998 (f)
Energy Transfer LP
	65,000	6.50%, due 2/15/2056	65,175 (f)
	25,000	6.75%, due 2/15/2056	25,180 (f)
	95,000	Excelerate Energy LP, 8.00%, due 5/15/2030	100,747 (b)
Genesis Energy LP/Genesis Energy Finance Corp.
	35,000	7.88%, due 5/15/2032	36,693
	145,000	8.00%, due 5/15/2033	152,647
	30,000	Global Partners LP/GLP Finance Corp., 7.13%, due 7/1/2033	30,745 (b)
	90,000	Golar LNG Ltd., 7.50%, due 10/2/2030	92,222 (b)
	160,000	Harvest Midstream I LP, 7.50%, due 5/15/2032	166,584 (b)
	115,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	119,917 (b)
	55,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	55,186 (b)
NGL Energy Operating LLC/NGL Energy Finance Corp.
	95,000	8.13%, due 2/15/2029	98,475 (b)
	25,000	8.38%, due 2/15/2032	26,240 (b)
Rockies Express Pipeline LLC
	50,000	6.75%, due 3/15/2033	52,131 (b)
	40,000	7.50%, due 7/15/2038	42,149 (b)
	25,000	6.88%, due 4/15/2040	25,247 (b)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
	90,000	6.00%, due 12/31/2030	90,477 (b)
	50,000	6.75%, due 3/15/2034	51,089 (b)
	40,000	Venture Global Calcasieu Pass LLC, 6.00%, due 5/1/2036	40,311 (b)
Venture Global LNG, Inc.
	50,000	9.50%, due 2/1/2029	54,568 (b)
	25,000	9.00%, due 9/30/2029	24,726 (b)(f)(i)
	70,000	7.00%, due 1/15/2030	72,004 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Pipelines – cont'd
	$50,000	8.38%, due 6/1/2031	$52,132 (b)
	45,000	9.88%, due 2/1/2032	48,279 (b)
Venture Global Plaquemines LNG LLC
	65,000	6.13%, due 12/15/2030	67,033 (b)
	45,000	6.50%, due 6/15/2034	47,090 (b)
	115,000	7.75%, due 5/1/2035	129,342 (b)
2,153,987
Real Estate 0.7%
EUR	10,978	Adler Financing SARL, 8.25%, due 12/31/2028	14,539 (h)
EUR	100,000	CPI Property Group SA, 6.00%, due 1/27/2032	115,373 (g)
EUR	100,000	Heimstaden AB, 7.36%, due 1/24/2031	118,957 (g)
EUR	100,000	Heimstaden Bostad AB, 6.25%, due 12/4/2029	119,317 (f)(g)(i)
EUR	100,000	New Immo Holding SA, 4.95%, due 11/14/2030	116,013 (g)
484,199
Real Estate Investment Trusts 1.4%
	$105,000	Blackstone Mortgage Trust, Inc., 7.75%, due 12/1/2029	111,378 (b)
	75,000	Brandywine Operating Partnership LP, 6.13%, due 1/15/2031	69,801
	60,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 9/30/2030	59,616 (b)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
	35,000	5.88%, due 10/1/2028	34,916 (b)
	10,000	4.88%, due 5/15/2029	9,727 (b)
	80,000	7.00%, due 2/1/2030	81,675 (b)
	70,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	71,133 (b)
RHP Hotel Properties LP/RHP Finance Corp.
	45,000	6.50%, due 6/15/2033	46,351 (b)
	55,000	5.75%, due 3/15/2034	54,670 (b)
	80,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	75,592 (b)
Starwood Property Trust, Inc.
	50,000	7.25%, due 4/1/2029	51,813 (b)
	105,000	6.50%, due 7/1/2030	107,577 (b)
EUR	100,000	Unibail-Rodamco-Westfield SE, 4.75%, due 6/11/2031	116,384 (f)(g)(i)
	$15,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, due 1/15/2030	14,494 (b)
	35,000	XHR LP, 6.63%, due 5/15/2030	35,812 (b)
940,939
Retail 1.8%
Advance Auto Parts, Inc.
	60,000	7.00%, due 8/1/2030	61,895 (b)
	40,000	7.38%, due 8/1/2033	41,273 (b)
Bath & Body Works, Inc.
	40,000	6.88%, due 11/1/2035	39,458
	15,000	6.75%, due 7/1/2036	14,587
	65,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	68,347 (b)
EUR	100,000	Fnac Darty SA, 4.75%, due 4/1/2032	119,219 (g)
EUR	100,000	Fressnapf Holding SE, 5.25%, due 10/31/2031	116,566 (g)
	$70,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	71,137 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Retail – cont'd
LCM Investments Holdings II LLC
	$25,000	4.88%, due 5/1/2029	$24,476 (b)
	55,000	8.25%, due 8/1/2031	57,617 (b)
	50,000	Macy's Retail Holdings LLC, 7.38%, due 8/1/2033	52,081 (b)
Michaels Cos., Inc.
	70,000	8.50%, due 3/15/2033	69,128 (b)
	45,000	11.00%, due 3/15/2034	43,425 (b)
Nordstrom, Inc.
	10,000	4.38%, due 4/1/2030	9,503
	25,000	4.25%, due 8/1/2031	23,013
	50,000	Petco Health & Wellness Co., Inc., 8.25%, due 2/1/2031	50,494 (b)
	85,000	PetSmart LLC/PetSmart Finance Corp., 7.50%, due 9/15/2032	86,071 (b)
	105,000	QXO Building Products, Inc., 6.75%, due 4/30/2032	107,104 (b)
	20,000	Staples, Inc., 10.75%, due 9/1/2029	19,117 (b)
	95,000	White Cap Supply Holdings LLC, 7.38%, due 11/15/2030	96,059 (b)
1,170,570
Savings & Loans 0.4%
GBP	200,000	Coventry Building Society, 8.75%, due 6/11/2029	284,758 (f)(g)(i)
Semiconductors 0.2%
	$105,000	Amkor Technology, Inc., 5.88%, due 10/1/2033	105,571 (b)
Software 1.0%
	35,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	33,762 (b)
Cloud Software Group, Inc.
	80,000	6.50%, due 3/31/2029	77,893 (b)
	25,000	9.00%, due 9/30/2029	24,547 (b)
CoreWeave, Inc.
	55,000	9.00%, due 2/1/2031	54,651 (b)
	120,000	9.75%, due 10/1/2031	120,695 (b)
Fair Isaac Corp.
	45,000	6.00%, due 5/15/2033	44,380 (b)
	45,000	6.25%, due 9/15/2034	44,296 (b)
OAK-Eagle Acquireco, Inc.
	180,000	7.25%, due 7/1/2033	185,475 (b)
	90,000	8.75%, due 7/1/2034	93,656 (b)
679,355
Telecommunications 5.9%
Altice France SA
	69,435	6.88%, due 10/15/2030	68,260 (b)
EUR	14,695	5.50%, due 10/15/2031	16,936 (g)
	$60,000	6.50%, due 10/15/2031	58,869 (b)
	30,000	6.50%, due 4/15/2032	29,506 (b)
	25,000	6.88%, due 7/15/2032	24,592 (b)
	170,000	APLD ComputeCo 2 LLC, 6.75%, due 3/15/2031	168,309 (b)
Bell Telephone Co. of Canada or Bell Canada
	130,000	6.88%, due 9/15/2055	133,374 (f)
	170,000	7.00%, due 9/15/2055	176,418 (f)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Telecommunications – cont'd
	$185,000	Black Pearl Compute LLC, 6.13%, due 2/15/2031	$187,699 (b)
EUR	100,000	British Telecommunications PLC, 5.13%, due 10/3/2054	120,069 (f)(g)
	$50,000	Cipher Compute LLC, 7.13%, due 11/15/2030	51,825 (b)
	90,000	Core Scientific Finance I LLC, 7.75%, due 5/15/2031	89,775 (b)(e)
		Fibercop SpA
	45,000	6.38%, due 11/15/2033	44,944 (b)
	20,000	6.00%, due 9/30/2034	19,179 (b)
	45,000	7.20%, due 7/18/2036	44,888 (b)
		Iliad Holding SAS
EUR	100,000	5.63%, due 10/15/2028	118,342 (g)
	$35,000	7.00%, due 10/15/2028	35,239 (b)
	35,000	7.00%, due 4/15/2032	35,534 (b)
		Level 3 Financing, Inc.
	40,000	6.88%, due 6/30/2033	41,281 (b)
	85,000	7.00%, due 3/31/2034	88,164 (b)
	60,000	8.50%, due 1/15/2036	64,261 (b)
	20,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	19,200 (b)
	170,000	Meridian Arc Holdco LLC, 6.25%, due 4/30/2031	169,961 (b)
EUR	100,000	Odido Holding BV, 3.75%, due 1/15/2029	116,749 (g)
	$135,000	PR RNO Property Owner 1 LLC, 6.50%, due 5/1/2031	133,814 (b)(e)
EUR	100,000	Proximus SADP, 4.75%, due 7/2/2031	117,495 (f)(g)(i)
		Rogers Communications, Inc.
	$80,000	7.00%, due 4/15/2055	81,655 (f)
	180,000	7.13%, due 4/15/2055	185,690 (f)
	34,000	6.88%, due 7/31/2056	34,530 (f)
EUR	100,000	SoftBank Group Corp., 5.25%, due 10/10/2029	115,941 (g)
	$140,000	SV RNO Property Owner 1 LLC, 5.88%, due 3/1/2031	137,361 (b)
		Telecom Italia Capital SA
	20,000	6.38%, due 11/15/2033	20,989
	20,000	6.00%, due 9/30/2034	20,567
EUR	100,000	Telecom Italia SpA, 3.63%, due 9/30/2030	116,486 (g)
EUR	100,000	Telefonica Europe BV, 6.14%, due 2/3/2030	123,078 (f)(g)(i)
	$145,000	TELUS Corp., 6.63%, due 6/9/2056	144,202 (f)
		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
	15,000	6.50%, due 2/15/2029	14,738 (b)
	60,000	8.63%, due 6/15/2032	62,796 (b)
	80,000	Uniti Services LLC, 7.50%, due 10/15/2033	84,229 (b)
EUR	100,000	Vmed O2 U.K. Financing I PLC, 5.63%, due 4/15/2032	111,327 (g)
EUR	100,000	Vodafone Group PLC, 3.00%, due 8/27/2080	111,148 (f)(g)
	$135,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	142,789 (b)
		Zayo Group Holdings, Inc.
	42,820	5.75% Cash/0.50% PIK, due 3/9/2030	42,841 (b)(h)
	15,143	7.13% Cash/1.88% PIK, due 9/9/2030	14,931 (b)(h)
EUR	100,000	Zegona Finance PLC, 6.75%, due 7/15/2029	121,943 (g)
			3,861,924
Transportation 0.5%
GBP	100,000	Edge Finco PLC, 8.13%, due 8/15/2031	139,706 (g)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Transportation – cont'd
	$200,000	XPO, Inc., 7.13%, due 2/1/2032	$208,564 (b)
			348,270
Trucking & Leasing 0.1%
		FTAI Aviation Investors LLC
	10,000	7.88%, due 12/1/2030	10,500 (b)
	50,000	7.00%, due 5/1/2031	51,746 (b)
			62,246
Water 0.4%
EUR	100,000	Holding d'Infrastructures des Metiers de l'Environnement SAS, 4.88%, due 10/24/2029	119,680 (g)
EUR	100,000	Veolia Environnement SA, 2.00%, due 11/15/2027	114,145 (f)(g)(i)
			233,825
Total Corporate Bonds (Cost $41,841,969)			42,175,005

Loan Assignments(c) 13.0%
Aerospace & Defense 0.8%
	$500,000	TransDigm, Inc., Term Loan N, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 2/13/2033	500,720
Capital Markets 1.5%
	498,750	Citco Funding LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.66%, due 1/30/2033	499,643
	493,762	Focus Financial Partners LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 9/15/2031	489,649
			989,292
Chemicals 0.7%
	498,750	Olympus Water U.S. Holding Corp., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.95%, due 11/3/2032	492,930
Commercial Services & Supplies 0.8%
	497,481	Garda World Security Corp., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 2/1/2029	496,392
Containers & Packaging 0.7%
	492,516	Trident TPI Holdings, Inc., Term Loan B7, (3 mo. USD Term SOFR + 3.75%), 7.45%, due 9/15/2028	463,300
Diversified Telecommunication Services 0.3%
	246,711	CSC Holdings LLC, Term Loan B5, (3 mo. USD Term SOFR + 1.50%), 8.25%, due 4/15/2027	217,502
	13,405	Zayo Group Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 3.00%), 6.77%, due 3/11/2030	13,372 (h)
			230,874
Electrical Equipment 0.8%
	500,000	Resilience Parent LLC, First Lien Term Loan, (6 mo. USD Term SOFR + 2.50%), 6.13%, due 2/28/2033	501,000
Gas Utilities 0.7%
	448,492	Cornerstone Generation LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.91%, due 8/11/2032	449,214
Health Care Equipment & Supplies 2.6%
	492,537	Auris Luxembourg III SARL, Term Loan B, (3 mo. USD Term SOFR + 3.25%, 6 mo. USD Term SOFR + 3.25%), 6.91% – 6.92%, due 2/28/2029	486,380 (m)(n)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Health Care Equipment & Supplies – cont'd
	$746,250	Bausch & Lomb Corp., Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.40%, due 1/15/2031	$749,750
	496,250	Medline Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 1.75%), 5.40%, due 10/23/2030	498,141
			1,734,271
Health Care Technology 0.8%
	500,000	Hologic, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 4/7/2033	497,190
Independent Power & Renewable Electricity Producers 0.8%
	522,136	Heritage Power LLC, Term Loan, due 7/20/2028	511,693 (j)(n)(o)
IT Services 0.7%
	495,000	QualityTech LP, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.16%, due 10/30/2031	495,619 (n)
Life Sciences Tools & Services 0.7%
	458,850	Parexel International Corp., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 12/12/2031	458,850
Media 0.8%
	500,000	Electronic Arts, Inc., Term Loan B, (1 mo. USD Term SOFR), due 3/24/2033	500,125 (j)(o)
Software 0.3%
	250,000	Cloudera, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.00%), 9.75%, due 10/8/2029	193,350
Total Loan Assignments (Cost $8,638,382)			8,514,820
Foreign Government Securities 5.7%
	200,000	Angolan Government International Bonds, 9.38%, due 3/31/2033	211,679 (g)
		Argentine Republic Government International Bonds
	100,800	0.75%, due 7/9/2030	86,693 (l)
	120,000	4.13%, due 7/9/2035	89,400 (l)
	173,365	Ecuador Government International Bonds, 6.90%, due 7/31/2035	159,669 (g)
	200,000	Egypt Government International Bonds, 8.70%, due 3/1/2049	185,474 (g)
	150,000	El Salvador Government International Bonds, 9.50%, due 7/15/2052	167,625 (g)
		Ghana Government International Bonds
	1,760	0.00%, due 7/3/2026	1,742 (b)
	76,560	5.00%, due 7/3/2035	70,169 (b)(l)
	200,000	Guatemala Government Bonds, 5.25%, due 8/10/2029	201,400 (g)
	150,000	Honduras Government International Bonds, 8.63%, due 11/27/2034	171,985 (g)
EUR	8,000	Hungary Government International Bonds, 4.88%, due 3/25/2038	9,644 (g)
		Ivory Coast Government International Bonds
EUR	100,000	5.88%, due 10/17/2031	117,721 (g)
EUR	200,000	6.88%, due 10/17/2040	230,182 (g)
EUR	100,000	6.63%, due 3/22/2048	106,691 (g)
	$200,000	Mongolia Government International Bonds, 3.50%, due 7/7/2027	195,345 (g)
		Nigeria Government International Bonds
	200,000	8.38%, due 3/24/2029	213,761 (g)
	200,000	7.70%, due 2/23/2038	204,642 (g)
	257,926	Provincia de Buenos Aires Government Bonds, 6.63%, due 9/1/2037	198,717 (g)
	200,000	Republic of South Africa Government International Bonds, 5.75%, due 9/30/2049	161,503
		Romania Government International Bonds
	138,000	3.63%, due 3/27/2032	123,758 (b)
EUR	200,000	6.38%, due 9/18/2033	243,699 (g)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Foreign Government Securities – cont'd
	Sri Lanka Government International Bonds
$100,000	3.35%, due 3/15/2033	$89,118 (g)(l)
170,000	3.60%, due 2/15/2038	159,949 (g)(l)
200,000	Uzbekneftegaz JSC, 8.75%, due 5/7/2030	214,979 (g)
141,412	Zambia Government International Bonds, 5.75%, due 6/30/2033	139,174 (g)(l)

Total Foreign Government Securities (Cost $3,510,869)		3,754,719
Number of Shares
Short-Term Investments 2.5%
Investment Companies 2.5%
1,627,091	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.60%(p) (Cost $1,627,091)	1,627,091
Total Investments 100.1% (Cost $65,451,178)		65,841,658
Liabilities Less Other Assets (0.1)%		(90,220)(q)
Net Assets 100.0%		$65,751,438

‡	Represents less than 0.05% of net assets of the Fund.

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2026, these securities amounted to $36,542,233, which represents 55.6% of net assets of the Fund.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2026 and changes periodically.
(d)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30,
2026.

(e)	When-issued security. Total value of all such securities at April 30, 2026 amounted to $943,833, which represents 1.4% of net assets of the Fund.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at April 30, 2026 amounted to $11,742,652, which represents 17.9% of net assets of the
Fund.

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

(h)	Payment-in-kind (PIK) security.
(i)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(j)	All or a portion of this security was purchased on a delayed delivery basis.
(k)
Security fair valued as of April 30, 2026 in accordance with procedures approved by the valuation designee.
Total value of all such securities at April 30, 2026 amounted to $70,000, which represents 0.1% of net assets of the Fund.

(l)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
April 30, 2026.

(m)	The stated interest rates represent the range of rates at April 30, 2026 of the underlying contracts within the Loan Assignment.
(n)	Value determined using significant unobservable inputs.
(o)	All or a portion of this security had not settled as of April 30, 2026 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(p)	Represents 7-day effective yield as of April 30, 2026.
(q)	Includes the impact of the Fund’s open positions in derivatives at April 30, 2026.

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$39,079,066	59.4%
Cayman Islands	4,953,363	7.5%
Canada	2,275,591	3.5%
France	1,808,736	2.7%
United Kingdom	1,555,824	2.4%
Germany	1,144,566	1.7%
Netherlands	892,005	1.4%
Spain	666,804	1.0%
Cote D'Ivoire	659,295	1.0%
Denmark	651,197	1.0%
Jersey	501,574	0.8%
Luxembourg	489,060	0.7%
Zambia	472,560	0.7%
Colombia	463,147	0.7%
Peru	443,541	0.7%
Brazil	431,966	0.7%
Uzbekistan	427,536	0.6%
Nigeria	418,403	0.6%
Angola	417,497	0.6%
Argentina	408,800	0.6%
Mexico	405,372	0.6%
South Africa	404,404	0.6%
Romania	367,457	0.6%
Sweden	355,754	0.5%
Italy	267,053	0.4%
Sri Lanka	249,067	0.4%
Portugal	235,572	0.4%
India	212,521	0.3%
Congo	203,331	0.3%
Guatemala	201,400	0.3%
Switzerland	201,392	0.3%
Macau	199,622	0.3%
Supranational	199,038	0.3%
Chile	198,660	0.3%
China	196,991	0.3%
Saudi Arabia	196,317	0.3%
Mongolia	195,345	0.3%
Japan	190,655	0.3%
Egypt	185,474	0.3%
Honduras	171,985	0.3%
El Salvador	167,625	0.3%
Ecuador	159,669	0.2%
Australia	126,858	0.2%

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY (cont’d)
Country	Investments at Value	Percentage of Net Assets
Slovenia	$119,417	0.2%
Israel	118,634	0.2%
Finland	117,778	0.2%
Belgium	117,495	0.2%
Czech Republic	115,373	0.2%
Republic of Cameroon	92,222	0.1%
Ghana	71,911	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	9,644	0.0%
Short-Term Investments and Other Liabilities—Net	1,536,871	2.4%
	$65,751,438	100.0%

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Derivative Instruments
Futures contracts ("futures")
At April 30, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	4	U.S. Treasury Long Bond	$451,375	$(7,401)
6/2026	14	U.S. Treasury Note, 10 Year	1,548,313	(29,048)
6/2026	28	U.S. Treasury Note, 2 Year	5,799,500	(26,143)
6/2026	76	U.S. Treasury Note, 5 Year	8,195,531	(131,682)
6/2026	23	U.S. Treasury Note, Ultra 10 Year	2,595,766	(42,117)
Total Long Positions			$18,590,485	$(236,391)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	19	Euro-Bobl	$(2,574,459)	$49,951
6/2026	5	Euro-Bund	(735,644)	19,189
6/2026	1	Euro-Buxl	(127,904)	3,990
6/2026	3	Euro-Oat	(419,944)	12,323
6/2026	11	Euro-Schatz	(1,365,248)	13,298
6/2026	2	Long Gilt	(235,655)	16,765
6/2026	2	U.S. Treasury Ultra Bond	(230,063)	6,868
Total Short Positions			$(5,688,917)	$122,384
Total Futures				$(114,007)
At April 30, 2026, the Fund had $443,776 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended April 30, 2026, the average notional value for the months where the Fund had futures outstanding was $13,209,753 for long positions and $(6,092,744) for short positions.
Forward foreign currency contracts ("forward FX contracts")
At April 30, 2026, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	41,567	EUR	35,133	SCB	7/15/2026	$202
Total unrealized appreciation						$202

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	57,393	USD	67,970	GSI	7/15/2026	$(396)
USD	620,652	EUR	534,106	JPM	7/15/2026	(8,194)
USD	55,041	EUR	46,772	SCB	7/15/2026	(27)
USD	57,599	EUR	49,687	SSB	7/15/2026	(901)
USD	402,091	EUR	348,630	WBC	7/15/2026	(8,379)
USD	6,357,282	EUR	5,512,033	WBC	7/15/2026	(132,477)
USD	397,202	GBP	300,000	RBC	7/15/2026	(10,936)
USD	541,486	GBP	409,499	UBS	7/15/2026	(15,621)
Total unrealized depreciation						$(176,931)
Total net unrealized depreciation						$(176,729)
For the six months ended April 30, 2026, the average notional value for the months where the Fund had forward FX contracts outstanding was $10,198,415.
Credit default swap contracts ("credit default swaps")
At April 30, 2026, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North America High Yield Index, Ser. 45.V3	USD	950,284	5.00%	3M	12/20/2030	$65,098	$4,260	$5,543	$74,901
ICE CC	CDX North America High Yield Index, Ser. 46.V2	USD	439,117	5.00%	3M	6/20/2031	$17,103	14,213	2,562	33,878
Total							$82,201	$18,473	$8,105	$108,779

At April 30, 2026 the Fund had $55,913 deposited in a segregated account to cover margin requirements for centrally cleared swaps.
For the six months ended April 30, 2026, the average notional value for the months where the Fund had credit default swaps was $1,682,919 for sell protection.

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$3,239,686	$—	$3,239,686
Asset-Backed Securities#	—	6,530,337	—	6,530,337
Corporate Bonds#	—	42,175,005	—	42,175,005
Loan Assignments
Health Care Equipment & Supplies	—	1,247,891	486,380	1,734,271
Independent Power & Renewable Electricity Producers	—	—	511,693	511,693
IT Services	—	—	495,619	495,619
Other Loan Assignments#	—	5,773,237	—	5,773,237
Total Loan Assignments	—	7,021,128	1,493,692	8,514,820
Foreign Government Securities	—	3,754,719	—	3,754,719
Short-Term Investments	—	1,627,091	—	1,627,091
Total Investments	$—	$64,347,966	$1,493,692	$65,841,658

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2026
Investments in Securities:
Loan Assignments(1)	$498	$—	$—	$(17)	$1,016	$(3)	$—	$—	$1,494	$(17)
Total	$498	$—	$—	$(17)	$1,016	$(3)	$—	$—	$1,494	$(17)
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of April 30, 2026:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$122,384	$—	$—	$122,384
Liabilities	(236,391)	—	—	(236,391)
Forward FX Contracts@
Assets	—	202	—	202
Liabilities	—	(176,931)	—	(176,931)
Swaps
Assets	—	108,779	—	108,779
Total	$(114,007)	$(67,950)	$—	$(181,957)

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)

April 30, 2026

Principal Amount		Value
U.S. Treasury Obligations 8.8%
U.S. Treasury Notes
$31,950,000	3.38%, due 12/31/2027	$31,689,158
38,240,000	3.50%, due 1/31/2028 - 3/15/2029	37,947,374
19,045,000	3.88%, due 3/31/2028	19,040,536
Total U.S. Treasury Obligations (Cost $89,076,451)		88,677,068

Mortgage-Backed Securities 33.0%
Collateralized Mortgage Obligations 18.4%
A&D Mortgage Trust
629,911	Series 2025-NQM2, Class A3, 6.09%, due 6/25/2070	632,400 (a)
1,500,381	Series 2025-NQM5, Class A1, 5.12%, due 12/25/2070	1,495,411 (a)
2,301,283	Series 2026-NQM2, Class A1, 4.81%, due 3/25/2071	2,286,674 (a)(b)(c)
2,520,000	Series 2026-NQM3, Class A1, 5.08%, due 4/25/2071	2,509,655 (a)(c)
527,327	Angel Oak Mortgage Trust, Series 2025-10, Class A3, 5.37%, due 9/25/2070	524,797 (a)
1,801,994	Aspire Mortgage Trust, Series 2026-1, Class A3, 5.21%, due 1/25/2066	1,791,143 (a)
BRAVO Residential Funding Trust
198,404	Series 2025-NQM5, Class A3, 5.80%, due 2/25/2065	198,933 (a)
1,961,514	Series 2026-NQM2, Class A3, 5.03%, due 11/25/2065	1,938,419 (a)
Chase Home Lending Mortgage Trust
94,838	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	95,030 (a)(c)
176,452	Series 2024-4, Class A6, 6.00%, due 3/25/2055	177,384 (a)(c)
72,538	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	72,596 (a)(c)
253,404	Series 2024-11, Class A4, 6.00%, due 11/25/2055	254,425 (a)(c)
516,729	Series 2025-1, Class A4, 6.00%, due 11/25/2055	518,814 (a)(c)
720,766	Series 2025-10, Class A4A, 5.50%, due 7/25/2056	720,971 (a)(c)
COLT Mortgage Loan Trust
579,099	Series 2021-5, Class A1, 1.73%, due 11/26/2066	524,564 (a)(c)
125,607	Series 2024-2, Class A3, 6.43%, due 4/25/2069	126,225 (a)
185,000	Series 2025-6, Class M1, 6.27%, due 8/25/2070	185,643 (a)(c)
1,577,469	Series 2026-1, Class A1, 4.76%, due 2/25/2071	1,566,316 (a)(c)
Connecticut Avenue Securities Trust
103,505	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.20%, due 10/25/2041	103,635 (a)(d)
515,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 6.75%, due 10/25/2041	520,018 (a)(d)
833,184	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.30%, due 12/25/2041	836,346 (a)(d)
1,426,483	Series 2022-R02, Class 2M2, (30 day USD SOFR Average + 3.00%), 6.65%, due 1/25/2042	1,444,240 (a)(d)
1,125,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 6.75%, due 3/25/2042	1,143,934 (a)(d)
2,856,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.15%, due 3/25/2042	2,917,400 (a)(d)
1,000,000	Series 2022-R06, Class 1M2, (30 day USD SOFR Average + 3.85%), 7.50%, due 5/25/2042	1,028,539 (a)(d)
1,487,000	Series 2022-R06, Class 1B1, (30 day USD SOFR Average + 6.35%), 10.00%, due 5/25/2042	1,564,146 (a)(d)
1,070,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 8.30%, due 6/25/2042	1,113,109 (a)(d)
130,000	Series 2022-R07, Class 1B1, (30 day USD SOFR Average + 6.80%), 10.45%, due 6/25/2042	137,922 (a)(d)
79,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.25%, due 7/25/2042	81,307 (a)(d)
435,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.25%, due 7/25/2042	457,838 (a)(d)
244,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.00%, due 1/25/2043	252,377 (a)(d)
1,550,000	Series 2023-R03, Class 2M2, (30 day USD SOFR Average + 3.90%), 7.55%, due 4/25/2043	1,620,165 (a)(d)
1,400,000	Series 2023-R08, Class 1B1, (30 day USD SOFR Average + 3.55%), 7.20%, due 10/25/2043	1,459,830 (a)(d)
486,000	Series 2024-R02, Class 1M2, (30 day USD SOFR Average + 1.80%), 5.45%, due 2/25/2044	489,030 (a)(d)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$525,000	Series 2024-R03, Class 2B1, (30 day USD SOFR Average + 2.80%), 6.45%, due 3/25/2044	$540,331 (a)(d)
1,000,000	Series 2025-R01, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.15%, due 1/25/2045	1,000,629 (a)(d)
874,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 5.35%, due 1/25/2045	870,181 (a)(d)
535,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.25%, due 2/25/2045	536,347 (a)(d)
500,000	Series 2025-R02, Class 1B1, (30 day USD SOFR Average + 1.95%), 5.60%, due 2/25/2045	499,950 (a)(d)
225,000	Series 2025-R04, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.15%, due 5/25/2045	225,193 (a)(d)
1,000,000	Series 2025-R05, Class 2M2, (30 day USD SOFR Average + 1.60%), 5.25%, due 7/25/2045	1,001,943 (a)(d)
2,826,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.20%, due 9/25/2045	2,831,030 (a)(d)
1,159,000	Series 2026-R01, Class 2M2, (30 day USD SOFR Average + 1.35%), 5.00%, due 1/25/2046	1,156,918 (a)(d)
2,368,000	Series 2026-R02, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.15%, due 2/25/2046	2,373,647 (a)(d)
2,496,000	Series 2026-R03, Class 2M2, (30 day USD SOFR Average + 1.55%), 5.19%, due 4/25/2046	2,500,680 (a)(d)
Cross Mortgage Trust
858,440	Series 2025-H3, Class A1, 5.88%, due 4/25/2070	866,460 (a)(c)
1,250,136	Series 2025-H8, Class A2, 5.26%, due 11/25/2070	1,245,062 (a)
2,460,000	Series 2026-NQM5, Class A3, 5.60%, due 3/25/2071	2,455,490 (a)
EFMT
190,000	Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	189,005 (a)(c)
1,019,382	Series 2025-NQM5, Class A3, 5.34%, due 11/25/2070	1,012,465 (a)
553,112	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	490,179 (a)(c)
Federal Home Loan Mortgage Corp. REMIC
2,428,056	Series 5438, Class FE, (30 day USD SOFR Average + 1.30%), 4.95%, due 8/25/2054	2,454,542 (d)
1,477,720	Series 5452, Class DF, (30 day USD SOFR Average + 1.25%), 4.90%, due 9/25/2054	1,492,394 (d)
561,907	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 4.75%, due 11/25/2054	565,820 (d)
582,770	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 4.80%, due 11/25/2054	587,956 (d)
835,768	Series 5473, Class FN, (30 day USD SOFR Average + 1.25%), 4.90%, due 11/25/2054	844,122 (d)
1,515,755	Series 5475, Class FB, (30 day USD SOFR Average + 1.35%), 5.00%, due 11/25/2054	1,523,499 (d)
718,605	Series 5487, Class FA, (30 day USD SOFR Average + 1.40%), 5.05%, due 12/25/2054	728,741 (d)
814,031	Series 5500, Class FE, (30 day USD SOFR Average + 1.40%), 5.05%, due 2/25/2055	824,215 (d)
2,838,972	Series 5599, Class FB, (30 day USD SOFR Average + 1.20%), 4.85%, due 3/25/2055	2,844,814 (d)
969,117	Series 5517, Class HF, (30 day USD SOFR Average + 1.35%), 5.00%, due 3/25/2055	975,268 (d)
761,274	Series 5518, Class FD, (30 day USD SOFR Average + 1.70%), 5.35%, due 3/25/2055	770,428 (d)
1,118,665	Series 5542, Class CF, (30 day USD SOFR Average + 1.55%), 5.20%, due 5/25/2055	1,136,478 (d)
1,150,388	Series 5534, Class AF, (30 day USD SOFR Average + 1.60%), 5.25%, due 5/25/2055	1,161,237 (d)
2,423,284	Series 5596, Class FD, (30 day USD SOFR Average + 1.30%), 4.95%, due 11/25/2055	2,434,013 (d)
7,190,548	Series 5605, Class LF, (30 day USD SOFR Average + 0.95%), 4.60%, due 12/25/2055	7,213,722 (d)
2,653,662	Series 5622, Class FA, (30 day USD SOFR Average + 1.10%), 4.75%, due 1/25/2056	2,657,500 (d)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
402,115	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.15%, due 10/25/2041	402,987 (a)(d)
1,000,000	Series 2021-DNA6, Class B1, (30 day USD SOFR Average + 3.40%), 7.05%, due 10/25/2041	1,010,871 (a)(d)
1,511,482	Series 2022-DNA1, Class B1, (30 day USD SOFR Average + 3.40%), 7.05%, due 1/25/2042	1,534,623 (a)(d)
408,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 7.40%, due 2/25/2042	416,544 (a)(d)
1,000,000	Series 2022-DNA2, Class B1, (30 day USD SOFR Average + 4.75%), 8.40%, due 2/25/2042	1,028,780 (a)(d)
2,963,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 8.90%, due 3/25/2042	3,067,316 (a)(d)
1,185,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 6.55%, due 4/25/2042	1,205,315 (a)(d)
1,147,000	Series 2022-DNA3, Class M2, (30 day USD SOFR Average + 4.35%), 8.00%, due 4/25/2042	1,183,008 (a)(d)
928,000	Series 2022-DNA4, Class M1B, (30 day USD SOFR Average + 3.35%), 7.00%, due 5/25/2042	948,880 (a)(d)
1,500,000	Series 2022-DNA4, Class M2, (30 day USD SOFR Average + 5.25%), 8.90%, due 5/25/2042	1,564,536 (a)(d)
108,000	Series 2022-DNA5, Class M1B, (30 day USD SOFR Average + 4.50%), 8.15%, due 6/25/2042	112,083 (a)(d)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$333,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 7.20%, due 8/25/2042	$343,080 (a)(d)
1,000,000	Series 2022-HQA3, Class M2, (30 day USD SOFR Average + 5.35%), 9.00%, due 8/25/2042	1,050,000 (a)(d)
1,180,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 9.40%, due 9/25/2042	1,254,670 (a)(d)
860,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 5.60%, due 2/25/2044	867,241 (a)(d)
505,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 5.35%, due 5/25/2044	507,364 (a)(d)
1,850,000	Series 2025-DNA1, Class M2, (30 day USD SOFR Average + 1.35%), 5.00%, due 1/25/2045	1,847,691 (a)(d)
1,005,000	Series 2025-HQA1, Class M2, (30 day USD SOFR Average + 1.65%), 5.30%, due 2/25/2045	1,005,000 (a)(d)
1,015,000	Series 2025-DNA2, Class M2, (30 day USD SOFR Average + 1.50%), 5.15%, due 5/25/2045	1,015,585 (a)(d)
863,000	Series 2025-DNA3, Class M2, (30 day USD SOFR Average + 1.50%), 5.15%, due 9/25/2045	865,084 (a)(d)
619,000	Series 2025-DNA4, Class M2, (30 day USD SOFR Average + 1.55%), 5.20%, due 10/25/2045	620,565 (a)(d)
347,092	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2018-C02, Class 2M2, (30 day USD SOFR Average + 2.31%), 5.96%, due 8/25/2030	351,447 (d)
Federal National Mortgage Association REMIC
758,405	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 4.80%, due 3/25/2054	764,501 (d)
3,313,254	Series 2025-33, Class FE, (30 day USD SOFR Average + 1.45%), 5.10%, due 8/25/2054	3,362,616 (d)
1,184,584	Series 2025-7, Class FD, (30 day USD SOFR Average + 1.00%), 4.65%, due 9/25/2054	1,190,277 (d)
2,206,196	Series 2024-102, Class FC, (30 day USD SOFR Average + 1.45%), 5.10%, due 1/25/2055	2,235,022 (d)
762,077	Series 2025-1, Class AF, (30 day USD SOFR Average + 1.85%), 5.50%, due 2/25/2055	774,460 (d)
1,162,022	Series 2025-6, Class FB, (30 day USD SOFR Average + 2.00%), 5.65%, due 2/25/2055	1,185,460 (d)
863,986	Series 2025-35, Class HF, (30 day USD SOFR Average + 1.70%), 5.35%, due 5/25/2055	874,226 (d)
3,240,050	Series 2025-86, Class FA, (30 day USD SOFR Average + 1.20%), 4.85%, due 10/25/2055	3,274,740 (d)
GCAT Trust
299,703	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	252,489 (a)(c)
165,184	Series 2025-NQM2, Class A3, 6.01%, due 4/25/2070	165,878 (a)
116,000	Series 2025-NQM2, Class M1, 6.33%, due 4/25/2070	116,628 (a)(c)
Government National Mortgage Association REMIC
888,637	Series 2024-184, Class FN, (30 day USD SOFR Average + 1.20%), 4.84%, due 11/20/2054	898,725 (d)
826,261	Series 2024-187, Class FB, (30 day USD SOFR Average + 1.20%), 4.84%, due 11/20/2054	833,980 (d)
692,693	Series 2025-4, Class FY, (30 day USD SOFR Average + 1.60%), 5.24%, due 1/20/2055	698,392 (d)
4,085,697	Series 2025-51, Class FB, (30 day USD SOFR Average + 1.15%), 4.79%, due 3/20/2055	4,120,065 (d)
4,891,301	Series 2025-178, Class FM, (30 day USD SOFR Average + 1.26%), 4.90%, due 10/20/2055	4,912,740 (d)
3,200,063	Series 2025-196, Class JF, (30 day USD SOFR Average + 1.25%), 4.89%, due 11/20/2055	3,212,960 (d)
4,966,896	Series 2025-211, Class FD, (30 day USD SOFR Average + 1.10%), 4.74%, due 12/20/2055	4,974,341 (d)
585,919	GS Mortgage-Backed Securities Trust, Series 2025-PJ8, Class A5, 5.50%, due 2/25/2056	585,889 (a)(c)
887,107	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, due 8/25/2070	887,353 (a)
JP Morgan Mortgage Trust
32,360	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	32,298 (a)(c)
198,837	Series 2025-2, Class A4, 6.00%, due 7/25/2055	199,439 (a)(c)
141,404	Series 2024-NQM1, Class A3, 5.95%, due 2/25/2064	141,790 (a)
193,000	Series 2024-NQM1, Class M1A, 6.41%, due 2/25/2064	194,185 (a)(c)
208,036	Series 2025-NQM3, Class A2, 5.65%, due 11/25/2065	208,314 (a)
650,000	Series 2025-NQM3, Class M1A, 5.97%, due 11/25/2065	650,520 (a)(c)
1,614,021	Series 2025-NQM5, Class A1, 4.88%, due 5/25/2066	1,605,077 (a)(c)
LHOME Mortgage Trust
354,000	Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	354,880 (a)
1,900,000	Series 2026-RTL1, Class A1, 4.91%, due 1/25/2041	1,884,814 (a)
1,552,264	MFA Trust, Series 2025-NQM5, Class A1, 5.19%, due 11/25/2070	1,552,841 (a)(c)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
Morgan Stanley Residential Mortgage Loan Trust
$390,684	Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	$389,485 (a)
274,452	Series 2024-NQM5, Class A1, 5.65%, due 10/25/2069	275,996 (a)(c)
140,492	Series 2025-NQM2, Class A3, 6.10%, due 1/25/2070	141,238 (a)
721,045	Series 2025-NQM6, Class A3, 5.71%, due 7/25/2070	722,456 (a)
1,017,525	Series 2025-NQM10, Class A1, 5.12%, due 11/25/2070	1,014,941 (a)(c)
310,447	Series 2025-NQM10, Class A3, 5.42%, due 11/25/2070	309,717 (a)
1,411,194	Series 2026-DSC1, Class A3, 5.17%, due 1/25/2071	1,399,282 (a)
New Residential Mortgage Loan Trust
219,000	Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	220,258 (a)
145,896	Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	139,040 (a)(c)
631,758	Series 2025-NQM4, Class A1, 5.35%, due 7/25/2065	633,628 (a)(c)
500,000	Series 2025-NQM6, Class M1, 5.81%, due 10/25/2065	495,919 (a)(c)
810,885	Series 2025-NQM7, Class A1, 5.01%, due 10/26/2065	807,651 (a)(c)
374,566	Series 2026-NQM1, Class A1, 4.82%, due 11/25/2065	371,773 (a)(c)
374,566	Series 2026-NQM1, Class A3, 5.18%, due 11/25/2065	370,574 (a)
1,447,568	Series 2026-NQM2, Class A1, 4.74%, due 12/25/2065	1,434,334 (a)(c)
1,853,505	Series 2026-NQM4, Class A3, 5.36%, due 2/25/2066	1,840,487 (a)
435,000	Series 2026-NQM3, Class M1, 5.42%, due 2/25/2066	422,312 (a)(c)
214,272	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	214,570 (a)
341,082	NYMT Loan Trust, Series 2024-INV1, Class A3, 5.83%, due 6/25/2069	342,183 (a)
OBX Trust
133,320	Series 2025-NQM7, Class A2, 5.76%, due 5/25/2055	133,925 (a)
148,596	Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	149,328 (a)
177,446	Series 2024-NQM14, Class A1, 4.94%, due 9/25/2064	177,327 (a)
190,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	188,922 (a)(c)
385,000	Series 2025-NQM10, Class M1, 6.04%, due 5/25/2065	385,506 (a)(c)
804,679	Series 2025-NQM16, Class A3, 5.21%, due 8/25/2065	799,350 (a)
561,020	Series 2025-NQM17, Class A3, 5.24%, due 8/25/2065	557,486 (a)
1,210,087	Series 2025-NQM20, Class A2, 5.22%, due 10/25/2065	1,205,353 (a)
1,733,914	Series 2026-NQM1, Class A3, 5.17%, due 11/25/2065	1,719,327 (a)
1,209,086	Series 2026-NQM2, Class A3, 5.14%, due 12/1/2065	1,197,943 (a)
1,538,725	Series 2026-NQM5, Class A1, 5.32%, due 1/25/2066	1,543,025 (a)(c)
1,388,974	Series 2026-NQM4, Class A3, 5.53%, due 2/25/2066	1,388,055 (a)
PRKCM Trust
1,367,824	Series 2025-AFC1, Class A1, 5.10%, due 10/25/2060	1,362,768 (a)(c)
1,535,182	Series 2025-AFC2, Class A1, 5.02%, due 12/25/2060	1,529,208 (a)(c)
2,131,651	Series 2026-AFC2, Class A1, 5.37%, due 4/25/2061	2,134,607 (a)(c)
1,703,000	Series 2026-AFC3, Class A1, 5.38%, due 5/1/2061	1,702,943 (a)(c)(e)
623,000	Series 2026-AFC3, Class A3, 5.69%, due 5/1/2061	622,961 (a)(e)
736,410	Provident Funding Mortgage Trust, Series 2025-4, Class A4, 5.50%, due 9/25/2055	736,753 (a)(c)
2,410,613	Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class A3, 5.48%, due 3/25/2066	2,402,500 (a)
Sequoia Mortgage Trust
18,863	Series 2024-2, Class A10, 5.97%, due 3/25/2054	18,831 (a)(c)
58,819	Series 2024-4, Class A10, 6.00%, due 5/25/2054	58,734 (a)(c)
328,797	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	281,560 (a)(c)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$2,119,000	Structured Agency Credit Risk, Series 2026-DNA1, Class M2, (30 day USD SOFR Average + 1.30%), 4.95%, due 2/25/2046	$2,115,203 (a)(d)
594,736	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	566,131 (a)
Verus Securitization Trust
230,657	Series 2021-3, Class A3, 1.44%, due 6/25/2066	204,896 (a)(c)
262,312	Series 2021-6, Class A3, 1.89%, due 10/25/2066	231,000 (a)(c)
1,297,252	Series 2025-R2, Class A1, 5.09%, due 7/25/2067	1,291,802 (a)(c)
870,436	Series 2026-R1, Class A3, 5.19%, due 10/25/2067	860,757 (a)
230,000	Series 2026-R1, Class M1, 5.69%, due 10/25/2067	229,046 (a)(c)
190,000	Series 2024-4, Class M1, 6.70%, due 6/25/2069	191,921 (a)(c)
142,438	Series 2024-7, Class A1, 5.10%, due 9/25/2069	142,710 (a)(c)
420,856	Series 2024-7, Class A3, 5.40%, due 9/25/2069	420,008 (a)
537,738	Series 2025-3, Class A2, 5.78%, due 5/25/2070	539,898 (a)
514,692	Series 2025-3, Class A3, 5.93%, due 5/25/2070	516,807 (a)
424,146	Series 2025-6, Class A3, 5.72%, due 7/25/2070	424,960 (a)
692,974	Series 2025-11, Class A1, 4.91%, due 11/25/2070	691,037 (a)(c)
692,974	Series 2025-11, Class A3, 5.27%, due 11/25/2070	688,900 (a)
224,974	Series 2026-1, Class A1, 4.86%, due 1/25/2071	224,121 (a)(c)
580,452	Series 2026-1, Class A3, 5.22%, due 1/25/2071	578,198 (a)
361,000	Series 2026-1, Class M1, 5.67%, due 1/25/2071	355,406 (a)(c)
847,000	Series 2026-4, Class A3, 5.48%, due 4/25/2071	844,976 (a)
186,107,098
Commercial Mortgage-Backed 7.0%
230,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, due 8/10/2035	221,950 (a)
1301 Trust
328,000	Series 2025-1301, Class B, 5.48%, due 8/11/2042	328,224 (a)(c)
405,000	Series 2025-1301, Class C, 5.83%, due 8/11/2042	406,026 (a)(c)
354,000	Series 2025-1301, Class D, 6.43%, due 8/11/2042	354,883 (a)(c)
397,000	ALA Trust, Series 2025-OANA, Class D, (1 mo. USD Term SOFR + 3.09%), 6.75%, due 6/15/2040	397,993 (a)(d)
470,000	Aventura Mall Trust, Series 2018-AVM, Class D, 4.25%, due 7/5/2040	455,846 (a)(c)
615,000	BAHA Trust, Series 2024-MAR, Class A, 6.17%, due 12/10/2041	628,548 (a)(c)
100,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 6.55%, due 8/15/2039	100,140 (a)(d)
BANK5
200,000	Series 2024-5YR5, Class C, 7.24%, due 2/15/2029	202,022 (c)
110,000	Series 2023-5YR2, Class C, 7.40%, due 7/15/2056	111,778 (c)
275,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	244,048 (a)
127,000	Series 2024-5YR7, Class C, 7.34%, due 6/15/2057	130,560 (c)
163,000	Series 2025-5YR17, Class D, 4.50%, due 11/15/2058	143,032 (a)
197,000	Series 2025-5YR17, Class C, 5.89%, due 11/15/2058	195,934 (c)
278,000	Series 2025-5YR17, Class B, 5.99%, due 11/15/2058	283,556 (c)
BBCMS Mortgage Trust
390,000	Series 2018-TALL, Class A, (1 mo. USD Term SOFR + 0.92%), 4.57%, due 3/15/2037	368,550 (a)(d)
645,000	Series 2018-TALL, Class B, (1 mo. USD Term SOFR + 1.17%), 4.82%, due 3/15/2037	596,625 (a)(d)
470,000	Series 2018-TALL, Class D, (1 mo. USD Term SOFR + 1.65%), 5.30%, due 3/15/2037	418,300 (a)(d)
4,220,461	Series 2021-C11, Class XA, 1.44%, due 9/15/2054	200,862 (c)(f)
1,866,699	Series 2022-C17, Class XA, 1.32%, due 9/15/2055	109,892 (c)(f)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Commercial Mortgage-Backed – cont'd
Benchmark Mortgage Trust
$69,250	Series 2019-B12, Class A2, 3.00%, due 8/15/2052	$68,129
325,000	Series 2019-B12, Class AS, 3.42%, due 8/15/2052	308,845
7,302,408	Series 2021-B30, Class XA, 0.89%, due 11/15/2054	253,611 (c)(f)
231,000	Series 2023-V2, Class C, 7.00%, due 5/15/2055	232,955 (c)
509,000	Series 2023-V3, Class C, 7.41%, due 7/15/2056	510,421 (c)
88,000	Series 2023-B40, Class C, 7.66%, due 12/15/2056	89,589 (c)
529,000	Series 2024-V5, Class C, 7.20%, due 1/10/2057	547,117 (c)
228,000	Series 2024-V8, Class B, 7.18%, due 7/15/2057	238,402 (c)
1,344,000	Series 2026-V20, Class C, 5.44%, due 2/15/2059	1,316,895
755,000	Series 2026-V21, Class C, 6.01%, due 3/15/2059	742,886
BFLD Commercial Mortgage Trust
1,470,000	Series 2025-5MW, Class D, 6.58%, due 10/10/2042	1,491,116 (a)(c)
925,000	Series 2025-660F, Class D, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 11/15/2042	925,578 (a)(d)
BLP Commercial Mortgage Trust
325,889	Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 5.90%, due 3/15/2042	325,481 (a)(d)
650,000	Series 2025-IND2, Class D, (1 mo. USD Term SOFR + 2.65%), 6.30%, due 12/15/2042	651,219 (a)(d)
BMO Mortgage Trust
550,000	Series 2023-5C2, Class A3, 7.30%, due 11/15/2056	578,660 (c)
199,000	Series 2024-C8, Class C, 6.23%, due 3/15/2057	191,711 (c)
434,000	Series 2025-5C10, Class C, 6.49%, due 5/15/2058	438,460 (c)
BX Commercial Mortgage Trust
272,521	Series 2024-XL4, Class A, (1 mo. USD Term SOFR + 1.44%), 5.10%, due 2/15/2039	272,777 (a)(d)
88,545	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 5.60%, due 2/15/2039	88,794 (a)(d)
147,849	Series 2024-XL4, Class C, (1 mo. USD Term SOFR + 2.19%), 5.85%, due 2/15/2039	148,126 (a)(d)
190,373	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 6.34%, due 2/15/2039	191,087 (a)(d)
426,300	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 6.34%, due 3/15/2041	426,566 (a)(d)
1,050,988	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 5.85%, due 11/15/2041	1,052,958 (a)(d)
659,788	Series 2025-JDI, Class C, (1 mo. USD Term SOFR + 1.75%), 5.40%, due 11/15/2042	660,201 (a)(d)
941,000	Series 2026-XL6, Class D, (1 mo. USD Term SOFR + 2.10%), 5.75%, due 3/15/2043	936,295 (a)(d)
BX Trust
389,430	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 5.65%, due 3/15/2030	388,700 (a)(d)
1,767,000	Series 2026-OPTM, Class C, (1 mo. USD Term SOFR + 1.60%), 5.26%, due 3/15/2039	1,762,582 (a)(d)
1,865,000	Series 2026-OPTM, Class D, (1 mo. USD Term SOFR + 2.00%), 5.66%, due 3/15/2039	1,860,337 (a)(d)
306,634	Series 2025-LUNR, Class D, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 6/15/2040	307,209 (a)(d)
200,000	Series 2024-BIO, Class B, (1 mo. USD Term SOFR + 1.94%), 5.60%, due 2/15/2041	199,500 (a)(d)
336,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.29%, due 2/15/2041	333,900 (a)(d)
278,255	Series 2024-VLT4, Class B, (1 mo. USD Term SOFR + 1.94%), 5.60%, due 6/15/2041	277,212 (a)(d)
234,118	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 6.54%, due 6/15/2041	230,614 (a)(d)
175,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	166,639 (a)
196,000	Series 2019-OC11, Class E, 4.08%, due 12/9/2041	179,510 (a)(c)
288,000	Series 2019-OC11, Class D, 4.08%, due 12/9/2041	272,947 (a)(c)
349,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 6.41%, due 7/15/2042	349,436 (a)(d)
957,000	Series 2025-ARIA, Class C, 5.70%, due 12/13/2042	959,923 (a)(c)
922,000	Series 2025-DELC, Class E, (1 mo. USD Term SOFR + 3.05%), 6.70%, due 12/15/2042	924,293 (a)(d)
470,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 7/15/2044	469,413 (a)(d)
1,000,000	Series 2025-VOLT, Class C, (1 mo. USD Term SOFR + 2.35%), 6.00%, due 12/15/2044	996,563 (a)(d)
910,000	Series 2025-VOLT, Class D, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 12/15/2044	906,303 (a)(d)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$1,545,000	BXP Trust, Series 2017-GM, Class D, 3.54%, due 6/13/2039	$1,509,803 (a)(c)
CHI Commercial Mortgage Trust
313,000	Series 2025-110W, Class D, 6.63%, due 12/13/2040	306,898 (a)(c)
785,000	Series 2025-SFT, Class B, 6.07%, due 4/15/2042	795,363 (a)(c)
741,000	Series 2025-SFT, Class D, 7.57%, due 4/15/2042	753,281 (a)(c)
Citigroup Commercial Mortgage Trust
400,000	Series 2023-PRM3, Class C, 6.57%, due 7/10/2028	407,443 (a)(c)
170,000	Series 2023-SMRT, Class C, 6.05%, due 6/12/2040	170,874 (a)(c)
COMM Mortgage Trust
170,000	Series 2018-HOME, Class A, 3.94%, due 4/10/2033	166,326 (a)(c)
501,000	Series 2024-CBM, Class D, 8.19%, due 12/10/2041	511,345 (a)(c)
885,000	Series 2024-277P, Class B, 7.23%, due 8/10/2044	933,100 (a)(c)
CONE Trust
87,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.30%, due 8/15/2041	86,924 (a)(d)
94,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 6.69%, due 8/15/2041	93,149 (a)(d)
1,225,000	CRSNT Trust, Series 2026-MOON, Class C, (1 mo. USD Term SOFR + 1.80%), 5.45%, due 2/15/2043	1,224,234 (a)(d)
325,000	DC Office Trust, Series 2019-MTC, Class D, 3.17%, due 9/15/2045	280,745 (a)(c)
ELM Trust
200,000	Series 2024-ELM, Class D10, 6.85%, due 6/10/2039	199,835 (a)(c)
215,000	Series 2024-ELM, Class D15, 6.90%, due 6/10/2039	214,797 (a)(c)
EQUS Mortgage Trust
905,760	Series 2021-EQAZ, Class A, (1 mo. USD Term SOFR + 1.02%), 4.67%, due 10/15/2038	905,477 (a)(d)
79,510	Series 2021-EQAZ, Class C, (1 mo. USD Term SOFR + 1.61%), 5.27%, due 10/15/2038	79,485 (a)(d)
Fashion Show Mall LLC
578,000	Series 2024-SHOW, Class B, 5.83%, due 10/10/2041	586,670 (a)(c)
610,000	Series 2024-SHOW, Class C, 6.28%, due 10/10/2041	612,037 (a)(c)
1,535,000	Federal Home Loan Mortgage Corp. Multiclass Certificates, Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	45,954 (c)(f)
231,731	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 6.50%, due 5/25/2044	233,069 (a)(d)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4,485,029	Series KW03, Class X1, 0.90%, due 6/25/2027	24,730 (c)(f)
3,245,012	Series K095, Class X1, 1.07%, due 6/25/2029	81,282 (c)(f)
4,993,360	Series K096, Class X1, 1.24%, due 7/25/2029	150,753 (c)(f)
4,100,000	Series K098, Class XAM, 1.52%, due 8/25/2029	172,805 (c)(f)
147,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.56%, due 2/10/2056	147,008 (c)
GS Mortgage Securities Trust
996,881	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	10 (c)(f)
306,000	Series 2016-GS2, Class C, 4.73%, due 5/10/2049	292,947 (c)
Hilton USA Trust
401,000	Series 2016-HHV, Class C, 4.33%, due 11/5/2038	399,897 (a)(c)
300,000	Series 2016-HHV, Class E, 4.33%, due 11/5/2038	298,151 (a)(c)
Hudson Yards Mortgage Trust
390,000	Series 2016-10HY, Class A, 2.84%, due 8/10/2038	387,795 (a)
203,000	Series 2016-10HY, Class C, 3.08%, due 8/10/2038	201,630 (a)(c)
250,000	Series 2025-SPRL, Class C, 6.15%, due 1/13/2040	255,906 (a)(c)
100,000	Series 2025-SPRL, Class D, 6.55%, due 1/13/2040	102,505 (a)(c)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$100,000	Series 2025-SPRL, Class E, 6.90%, due 1/13/2040	$102,945 (a)(c)
329,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 5.91%, due 3/15/2042	329,000 (a)(d)
IP Mortgage Trust
166,000	Series 2025-IP, Class A, 5.42%, due 6/10/2042	167,365 (a)(c)
133,000	Series 2025-IP, Class D, 6.53%, due 6/10/2042	134,299 (a)(c)
97,000	Series 2025-IP, Class E, 7.07%, due 6/10/2042	98,276 (a)(c)
IRV Trust
250,000	Series 2025-200P, Class A, 5.47%, due 3/14/2047	252,388 (a)(c)
256,000	Series 2025-200P, Class C, 5.92%, due 3/14/2047	255,801 (a)(c)
JP Morgan Chase Commercial Mortgage Securities Trust
405,000	Series 2016-NINE, Class A, 2.95%, due 9/6/2038	402,545 (a)(c)
260,000	Series 2022-OPO, Class A, 3.02%, due 1/5/2039	222,950 (a)
181,000	Series 2022-OPO, Class D, 3.56%, due 1/5/2039	137,741 (a)(c)
310,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C, 4.66%, due 2/15/2047	302,052 (c)
1,269,000	LEX Trust, Series 2026-450, Class D, (1 mo. USD Term SOFR + 2.35%), 6.00%, due 3/15/2043	1,257,414 (a)(d)
MAD Commercial Mortgage Trust
615,000	Series 2025-11MD, Class C, 5.82%, due 10/15/2042	619,336 (a)(c)
231,000	Series 2025-11MD, Class D, 6.57%, due 10/15/2042	233,478 (a)(c)
336,000	Series 2025-11MD, Class E, 7.57%, due 10/15/2042	336,400 (a)(c)
Manhattan West Mortgage Trust
862,000	Series 2020-1MW, Class A, 2.13%, due 9/10/2039	832,271 (a)
508,000	Series 2020-1MW, Class D, 2.41%, due 9/10/2039	486,514 (a)(c)
MF1 LLC
541,000	Series 2026-FL21, Class B, (1 mo. USD Term SOFR + 1.75%), 5.41%, due 2/18/2041	540,007 (a)(d)
541,000	Series 2026-FL21, Class C, (1 mo. USD Term SOFR + 1.95%), 5.61%, due 2/18/2041	539,999 (a)(d)
849,000	Series 2026-FL21, Class D, (1 mo. USD Term SOFR + 2.50%), 6.16%, due 2/18/2041	848,809 (a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust
65,000	Series 2017-C33, Class C, 4.56%, due 5/15/2050	61,777 (c)
300,000	Series 2025-C35, Class C, 6.35%, due 8/15/2058	302,526 (c)
953,794	Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.22%, due 12/15/2051	891,749 (c)
82,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.24%, due 12/15/2056	87,206 (c)
NXPT Commercial Mortgage Trust
921,000	Series 2024-STOR, Class C, 5.15%, due 11/5/2041	910,293 (a)(c)
316,650	Series 2024-STOR, Class D, 5.84%, due 11/5/2041	315,392 (a)(c)
390,000	NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.85%, due 2/10/2047	404,487 (a)(c)
NYC Commercial Mortgage Trust
260,000	Series 2025-3BP, Class A, (1 mo. USD Term SOFR + 1.21%), 4.87%, due 2/15/2042	259,188 (a)(d)
210,000	Series 2025-3BP, Class B, (1 mo. USD Term SOFR + 1.69%), 5.35%, due 2/15/2042	209,606 (a)(d)
940,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.10%, due 2/15/2042	941,175 (a)(d)
382,000	Series 2025-300P, Class D, 6.16%, due 7/13/2042	380,680 (a)(c)
One Market Plaza Trust
154,855	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	149,820 (a)
360,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	342,895 (a)
150,000	Series 2017-1MKT, Class C, 4.02%, due 2/10/2032	141,748 (a)
ONNI Commercial Mortgage Trust
221,000	Series 2024-APT, Class C, 6.64%, due 7/15/2039	224,034 (a)(c)
253,000	Series 2024-APT, Class D, 7.24%, due 7/15/2039	257,799 (a)(c)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Commercial Mortgage-Backed – cont'd
ORL Trust
$500,000	Series 2024-GLKS, Class A, (1 mo. USD Term SOFR + 1.49%), 5.15%, due 12/15/2039	$500,781 (a)(d)
150,000	Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 6.45%, due 12/15/2039	150,469 (a)(d)
440,000	PFP Ltd., Series 2025-12, Class AS, (1 mo. USD Term SOFR + 1.74%), 5.40%, due 12/18/2042	440,820 (a)(d)
147,000	PRM Trust, Series 2025-PRM6, Class D, 5.87%, due 7/5/2033	146,304 (a)(c)
303,000	PRM5 Trust, Series 2025-PRM5, Class D, 5.81%, due 3/10/2033	300,546 (a)(c)
304,000	RIDE, Series 2025-SHRE, Class C, 6.32%, due 2/14/2047	308,272 (a)(c)
ROCK Trust
555,000	Series 2024-CNTR, Class B, 5.93%, due 11/13/2041	567,235 (a)
357,000	Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	373,677 (a)
SFO Commercial Mortgage Trust
482,000	Series 2021-555, Class B, (1 mo. USD Term SOFR + 1.61%), 5.27%, due 5/15/2038	481,398 (a)(d)
669,000	Series 2021-555, Class C, (1 mo. USD Term SOFR + 1.91%), 5.57%, due 5/15/2038	665,655 (a)(d)
311,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.17%, due 5/15/2038	308,688 (a)(d)
Shops at Crystals Trust
1,350,000	Series 2016-CSTL, Class B, 3.53%, due 7/5/2036	1,347,427 (a)
1,925,000	Series 2016-CSTL, Class C, 3.86%, due 7/5/2036	1,921,680 (a)(c)
2,388,000	SLG Office Trust, Series 2026-OMA, Class C, 5.45%, due 4/15/2041	2,397,531 (a)(c)
769,560	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, (1 mo. USD Term SOFR + 2.70%), 6.36%, due 1/15/2039	767,636 (a)(d)
1,133,000	SPGN Trust, Series 2026-TFLM, Class C, (1 mo. USD Term SOFR + 1.80%), 5.45%, due 2/15/2041	1,128,762 (a)(d)
100,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 5.65%, due 12/15/2039	100,125 (a)(d)
TRTX Issuer Ltd.
364,000	Series 2025-FL7, Class C, (1 mo. USD Term SOFR + 2.20%), 5.86%, due 6/18/2043	363,999 (a)(d)
347,000	Series 2025-FL7, Class D, (1 mo. USD Term SOFR + 2.65%), 6.31%, due 6/18/2043	346,824 (a)(d)
154,000	Series 2025-FL7, Class E, (1 mo. USD Term SOFR + 3.25%), 6.91%, due 6/18/2043	154,291 (a)(d)
382,507	UBS Commercial Mortgage Trust, Series 2018-C13, Class ASB, 4.24%, due 10/15/2051	381,655
Wells Fargo Commercial Mortgage Trust
125,000	Series 2024-1CHI, Class C, 6.43%, due 7/15/2035	125,614 (a)(c)
100,000	Series 2024-1CHI, Class D, 6.93%, due 7/15/2035	100,642 (a)(c)
365,000	Series 2016-NXS6, Class B, 3.81%, due 11/15/2049	360,443
3,303,565	Series 2019-C52, Class XA, 1.71%, due 8/15/2052	130,229 (c)(f)
143,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	143,309 (c)
315,737	WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, due 8/15/2047	310,215 (c)
515,000	WHARF Commercial Mortgage Trust, Series 2025-DC, Class C, 6.23%, due 7/15/2040	529,252 (a)(c)
70,637,401
Federal Home Loan Mortgage Corp. 3.1%
Pass-Through Certificates
46,529	4.50%, due 11/1/2039	46,193
12,394,571	5.00%, due 11/1/2054 - 1/1/2056	12,219,951
8,940,761	5.50%, due 9/1/2052 - 1/1/2056	9,005,496
9,981,475	6.00%, due 3/1/2053 - 9/1/2055	10,201,206
31,472,846
Federal National Mortgage Association 4.5%
Pass-Through Certificates
67,313	4.50%, due 4/1/2039 - 5/1/2044	66,452

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Federal National Mortgage Association – cont'd
$17,955,030	5.00%, due 4/1/2054 - 4/1/2056	$17,705,682
20,456,749	5.50%, due 11/1/2052 - 1/1/2056	20,589,628
6,933,420	6.00%, due 10/1/2053 - 7/1/2055	7,092,174
		45,453,936
Total Mortgage-Backed Securities (Cost $336,513,798)		333,671,281
Asset-Backed Securities 17.7%
Automobiles 2.4%
725,000	Ally Auto Receivables Trust, Series 2025-1, Class A3, 3.96%, due 3/15/2030	723,777
632,735	Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.31%, due 9/15/2033	632,709 (a)
	Avis Budget Rental Car Funding AESOP LLC
250,000	Series 2025-1A, Class B, 5.24%, due 8/20/2029	251,360 (a)
265,000	Series 2025-3A, Class C, 4.95%, due 2/20/2030	260,811 (a)
270,145	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	274,035 (a)
	Bridgecrest Lending Auto Securitization Trust
329,000	Series 2025-4, Class C, 4.80%, due 8/15/2031	329,486
1,173,000	Series 2026-1, Class D, 4.99%, due 11/17/2031	1,165,362
	Exeter Automobile Receivables Trust
261,000	Series 2025-1A, Class C, 5.09%, due 5/15/2031	262,868
608,000	Series 2025-1A, Class D, 5.49%, due 5/15/2031	615,291
1,450,000	Series 2026-1A, Class D, 5.00%, due 5/17/2032	1,435,627
935,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class C, 4.91%, due 12/15/2031	936,751
	GLS Auto Receivables Issuer Trust
420,000	Series 2025-2A, Class D, 5.59%, due 1/15/2031	425,943 (a)
542,000	Series 2025-4A, Class C, 4.74%, due 8/15/2031	540,059 (a)
352,000	Series 2025-4A, Class D, 5.13%, due 8/15/2031	351,370 (a)
2,763,000	Series 2026-2A, Class D, 5.38%, due 1/15/2032	2,762,599 (a)(g)
	GLS Auto Select Receivables Issuer Trust
1,171,000	Series 2025-4A, Class B, 4.52%, due 12/15/2031	1,166,061 (a)
1,750,000	Series 2026-2A, Class D, 5.68%, due 7/15/2033	1,762,040 (a)
	GLS Auto Select Receivables Trust
417,009	Series 2025-1A, Class A2, 4.71%, due 4/15/2030	418,422 (a)
440,584	Series 2025-3A, Class A2, 4.46%, due 10/15/2030	440,786 (a)
57,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	56,809 (a)
61,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	61,494 (a)
72,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	72,465 (a)
149,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	149,072 (a)
	Huntington Bank Auto Credit-Linked Notes
199,064	Series 2024-1, Class B1, 6.15%, due 5/20/2032	201,707 (a)
293,299	Series 2024-2, Class B1, 5.44%, due 10/20/2032	295,384 (a)
291,000	Mercedes-Benz Auto Lease Trust, Series 2025-B, Class A3, 3.88%, due 4/16/2029	289,302
936,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, due 7/15/2030	932,894 (a)
329,355	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	326,697 (a)
	Santander Drive Auto Receivables Trust
87,000	Series 2024-1, Class C, 5.45%, due 3/15/2030	87,700
449,000	Series 2025-1, Class D, 5.43%, due 3/17/2031	453,044
445,000	Series 2025-2, Class C, 5.06%, due 5/15/2031	448,290

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
SCCU Auto Receivables Trust
$190,000	Series 2025-1A, Class A4, 4.68%, due 9/15/2031	$190,431 (a)
174,000	Series 2025-1A, Class B, 4.78%, due 12/15/2031	173,400 (a)
113,000	Series 2025-1A, Class C, 5.08%, due 2/17/2032	112,680 (a)
SFS Auto Receivables Securitization Trust
540,000	Series 2025-3A, Class A3, 4.12%, due 4/21/2031	538,476 (a)
540,000	Series 2024-3A, Class A4, 4.60%, due 11/20/2031	541,770 (a)
421,000	Series 2024-1A, Class C, 5.51%, due 1/20/2032	428,073 (a)
Stellantis Financial Underwritten Enhanced Lease Trust
440,000	Series 2025-BA, Class B, 4.47%, due 7/20/2029	439,357 (a)
440,000	Series 2025-BA, Class C, 4.71%, due 1/22/2030	439,067 (a)
543,000	Toyota Auto Receivables Owner Trust, Series 2025-D, Class A3, 3.84%, due 6/17/2030	540,113
U.S. Bank NA
45,023	Series 2023-1, Class B, 6.79%, due 8/25/2032	45,373 (a)
658,516	Series 2026-RVM1, Class B1, 4.96%, due 12/25/2046	651,997 (a)
Westlake Automobile Receivables Trust
224,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	226,812 (a)
313,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	314,497 (a)
468,000	Series 2025-2A, Class D, 5.08%, due 5/15/2031	469,085 (a)
725,000	World Omni Auto Receivables Trust, Series 2025-D, Class A3, 3.95%, due 3/17/2031	720,348
23,961,694
Home Equity 0.9%
327,478	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 5/25/2060	329,420 (a)
JP Morgan Mortgage Trust
129,472	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 5.34%, due 3/20/2054	129,743 (a)(d)
107,870	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 5.74%, due 5/20/2054	108,420 (a)(d)
288,464	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.14%, due 8/25/2054	289,166 (a)(d)
76,407	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 5.64%, due 8/25/2054	76,856 (a)(d)
1,075,000	Series 2025-HE3, Class M1, (30 day USD SOFR Average + 1.45%), 5.09%, due 3/20/2056	1,076,350 (a)(d)
490,000	Series 2025-HE3, Class M2, (30 day USD SOFR Average + 1.70%), 5.34%, due 3/20/2056	492,461 (a)(d)
395,000	Series 2025-HE3, Class M3, (30 day USD SOFR Average + 2.10%), 5.74%, due 3/20/2056	396,104 (a)(d)
650,943	OBX Trust, Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.60%), 5.25%, due 2/25/2055	653,683 (a)(d)
RCKT Mortgage Trust
823,871	Series 2025-CES8, Class A1A, 5.15%, due 8/25/2055	823,666 (a)
453,449	Series 2025-CES10, Class A1A, 4.89%, due 11/25/2055	451,060 (a)
927,308	Series 2025-CES10, Class A1B, 5.00%, due 11/25/2055	922,225 (a)
1,160,569	Series 2025-CES11, Class A1B, 5.12%, due 11/25/2055	1,155,452 (a)
221,000	Series 2025-CES11, Class A2, 5.23%, due 11/25/2055	219,304 (a)
Towd Point Mortgage Trust
269,133	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	269,631 (a)
434,255	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	436,037 (a)
1,376,468	Series 2026-CES1, Class A1, 4.96%, due 1/25/2066	1,369,645 (a)
9,199,223

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other 13.6%
$1,362,773	AASET MT-1 Ltd., Series 2025-2A, Class B, 6.01%, due 2/16/2050	$1,346,440 (a)
575,107	AASET Trust, Series 2025-1A, Class A, 5.94%, due 2/16/2050	579,893 (a)
AGL CLO 46 Ltd.
2,500,000	Series 2025-46A, Class A1, (3 mo. USD Term SOFR + 1.19%), 4.86%, due 1/22/2039	2,500,800 (a)(d)
2,500,000	Series 2025-46A, Class D1, (3 mo. USD Term SOFR + 2.55%), 6.22%, due 1/22/2039	2,514,888 (a)(d)
361,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, due 8/20/2032	364,524 (a)
Apidos CLO XLVI Ltd.
2,500,000	Series 2023-46A, Class A1R, (3 mo. USD Term SOFR + 1.20%), 4.87%, due 10/24/2038	2,501,746 (a)(d)
2,500,000	Series 2023-46A, Class D1R, (3 mo. USD Term SOFR + 2.60%), 6.27%, due 10/24/2038	2,496,053 (a)(d)
266,690	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	244,325 (a)
2,700,000	Arini U.S. CLO IV Ltd., Series 4A, Class D, (3 mo. USD Term SOFR + 2.95%), 6.62%, due 1/15/2039	2,718,147 (a)(d)
Bain Capital Credit CLO Ltd.
2,000,000	Series 2025-4A, Class A1, (3 mo. USD Term SOFR + 1.24%), 4.92%, due 1/17/2039	2,002,996 (a)(d)
1,250,000	Series 2025-4A, Class D1, (3 mo. USD Term SOFR + 2.60%), 6.28%, due 1/17/2039	1,247,046 (a)(d)
Barings Equipment Finance LLC
918,000	Series 2025-A, Class A3, 4.82%, due 8/13/2032	927,940 (a)
543,000	Series 2025-B, Class A3, 4.13%, due 10/13/2032	540,245 (a)
1,000,000	Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class D1RR, (3 mo. USD Term SOFR + 2.70%), 6.37%, due 10/15/2038	1,001,532 (a)(d)
1,300,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, (3 mo. USD Term SOFR + 1.31%), 4.98%, due 1/25/2038	1,303,188 (a)(d)
Blue Stream Issuer LLC
300,000	Series 2023-1A, Class A2, 5.40%, due 5/20/2053	301,179 (a)
180,000	Series 2024-1A, Class A2, 5.41%, due 11/20/2054	181,297 (a)
412,256	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	418,388 (a)
Castlelake Aircraft Structured Trust
292,616	Series 2025-1A, Class B, 6.50%, due 2/15/2050	294,425 (a)
492,044	Series 2025-2A, Class A, 5.47%, due 8/15/2050	491,711 (a)
1,471,000	Series 2026-2A, Class A, 5.33%, due 4/15/2051	1,470,982 (a)
CCG Receivables Trust
100,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	101,003 (a)
100,000	Series 2024-1, Class D, 5.80%, due 3/15/2032	101,685 (a)
93,993	Series 2023-2, Class A2, 6.28%, due 4/14/2032	94,835 (a)
1,182,000	Series 2025-2, Class C, 4.68%, due 8/15/2034	1,170,869 (a)
Cloud Capital Holdco LP
211,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	211,584 (a)
136,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	136,535 (a)
Compass Datacenters Issuer II LLC
370,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	372,475 (a)
630,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	637,810 (a)
577,000	Series 2024-2A, Class A1, 5.02%, due 8/25/2049	576,333 (a)
Compass Datacenters Issuer III LLC
817,000	Series 2026-1A, Class A22, 5.29%, due 2/25/2056	812,183 (a)
614,000	Series 2026-1A, Class A23, 5.44%, due 2/25/2056	608,528 (a)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
137,000	Series 2025-1A, Class A2, 6.00%, due 5/20/2055	139,191 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,675,000	Series 2025-1A, Class B, 6.51%, due 5/20/2055	$1,703,425 (a)
452,000	Series 2026-1A, Class B, 5.42%, due 3/20/2056	446,080 (a)
CyrusOne Data Centers Issuer I LLC
925,391	Series 2023-1A, Class B, 5.45%, due 4/20/2048	909,282 (a)
678,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	679,318 (a)
745,000	Series 2024-2A, Class A2, 4.50%, due 5/20/2049	724,051 (a)
1,174,000	Series 2024-3A, Class A2, 4.65%, due 5/20/2049	1,118,134 (a)
Dell Equipment Finance Trust
640,000	Series 2024-1, Class C, 5.73%, due 3/22/2030	645,084 (a)
170,000	Series 2024-1, Class D, 6.12%, due 9/23/2030	171,410 (a)
1,000,000	Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. USD Term SOFR + 2.91%), 6.59%, due 4/18/2031	1,006,280 (a)(d)
1,625,000	Eaton Vance CLO Ltd., Series 2013-1A, Class AR4, (3 mo. USD Term SOFR + 1.34%), 5.01%, due 10/15/2038	1,628,715 (a)(d)
267,245	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	274,198 (a)
1,500,000	Elmwood CLO 43 Ltd., Series 2025-6A, Class D, (3 mo. USD Term SOFR + 2.80%), 6.48%, due 7/20/2038	1,510,193 (a)(d)
1,300,000	Flatiron CLO 26 Ltd., Series 2024-4A, Class A, (3 mo. USD Term SOFR + 1.33%), 5.00%, due 1/15/2038	1,303,008 (a)(d)
435,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 5.16%, due 10/20/2034	435,258 (a)(d)
Foundation Finance Trust
255,996	Series 2024-2A, Class A, 4.60%, due 3/15/2050	254,449 (a)
834,588	Series 2024-2A, Class B, 4.93%, due 3/15/2050	832,297 (a)
77,277	Series 2024-2A, Class D, 6.59%, due 3/15/2050	78,877 (a)
368,867	Series 2025-1A, Class A, 4.95%, due 4/15/2050	368,679 (a)
317,366	Series 2025-2A, Class A, 4.67%, due 4/15/2052	314,759 (a)
1,161,041	Series 2025-3A, Class A, 4.56%, due 8/15/2052	1,149,539 (a)
2,000,000	Galaxy 36 CLO Ltd., Series 2025-36A, Class A1, (3 mo. USD Term SOFR + 1.23%), 4.90%, due 10/15/2038	2,002,992 (a)(d)
1,750,000	GoldenTree Loan Management U.S. CLO 19 Ltd., Series 2024-19A, Class DR, (3 mo. USD Term SOFR + 2.30%), 5.98%, due 7/20/2039	1,742,206 (a)(d)
2,000,000	GoldenTree Loan Management U.S. CLO 27 Ltd., Series 2025-27A, Class A, (3 mo. USD Term SOFR + 1.19%), 4.87%, due 1/20/2039	2,000,367 (a)(d)
GreatAmerica Leasing Receivables Funding LLC
318,000	Series 2025-1, Class A3, 4.49%, due 4/16/2029	318,941 (a)
542,000	Series 2025-2, Class A3, 4.14%, due 12/17/2029	539,314 (a)
GreenSky Home Improvement Issuer Trust
207,328	Series 2025-1A, Class B, 5.39%, due 3/25/2060	207,986 (a)
619,000	Series 2025-2A, Class B, 5.07%, due 6/25/2060	617,132 (a)
120,000	Series 2025-2A, Class C, 5.26%, due 6/25/2060	119,626 (a)
100,000	Series 2025-2A, Class D, 5.56%, due 6/25/2060	99,520 (a)
GreenSky Home Improvement Trust
165,478	Series 2024-1, Class A4, 5.67%, due 6/25/2059	167,652 (a)
282,221	Series 2024-1, Class B, 5.87%, due 6/25/2059	285,546 (a)
460,768	Series 2024-1, Class D, 7.33%, due 6/25/2059	472,887 (a)
Hilton Grand Vacations Trust
47,055	Series 2022-2A, Class A, 4.30%, due 1/25/2037	46,656 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$150,299	Series 2022-2A, Class B, 4.74%, due 1/25/2037	$149,541 (a)
60,285	Series 2023-1A, Class C, 6.94%, due 1/25/2038	61,999 (a)
122,068	Series 2024-2A, Class C, 5.99%, due 3/25/2038	124,445 (a)
75,011	Series 2024-1B, Class A, 5.75%, due 9/15/2039	76,107 (a)
55,510	Series 2024-1B, Class B, 5.99%, due 9/15/2039	56,432 (a)
30,005	Series 2024-1B, Class C, 6.62%, due 9/15/2039	30,709 (a)
182,702	Series 2024-3A, Class A, 4.98%, due 8/27/2040	183,487 (a)
501,628	Series 2025-1A, Class C, 5.52%, due 5/27/2042	503,192 (a)
2,484,000	Series 2026-1A, Class C, 5.36%, due 2/25/2043	2,475,504 (a)
170,214	Series 2025-2A, Class C, 5.12%, due 5/25/2044	169,032 (a)
2,000,000	Honey Hill Park CLO Ltd., Series 2026-1A, Class A1, (3 mo. USD Term SOFR + 1.15%), 4.87%, due 4/24/2039	1,998,963 (a)(d)
1,065,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	1,072,349 (a)
1,620,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class B, 5.56%, due 2/25/2056	1,614,099 (a)
436,000	Kubota Credit Owner Trust, Series 2025-1A, Class A3, 4.67%, due 6/15/2029	438,662 (a)
Lightpath Fiber Issuer LLC
994,000	Series 2026-1A, Class A2, 5.60%, due 3/25/2056	996,386 (a)
623,000	Series 2026-1A, Class B, 5.89%, due 3/25/2056	620,737 (a)
698,327	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	701,925 (a)
MetroNet Infrastructure Issuer LLC
1,315,000	Series 2025-2A, Class A2, 5.40%, due 8/20/2055	1,325,411 (a)
335,000	Series 2025-4A, Class B, 5.60%, due 12/20/2055	333,466 (a)
958,000	Series 2026-1A, Class A2, 5.27%, due 4/20/2056	960,547 (a)
MidOcean Credit CLO XXI
2,000,000	Series 2025-21A, Class A1, (3 mo. USD Term SOFR + 1.26%), 4.94%, due 10/20/2038	2,004,282 (a)(d)
3,125,000	Series 2025-21A, Class D1, (3 mo. USD Term SOFR + 2.80%), 6.48%, due 10/20/2038	3,146,701 (a)(d)
2,000,000	MidOcean Credit CLO XXII, Series 2026-22A, Class A1, (3 mo. USD Term SOFR + 1.18%), 4.85%, due 4/20/2038	1,998,778 (a)(d)
2,509,000	MTP ABS Funding LLC, Series 2026-1A, Class A2, 5.20%, due 4/25/2056	2,513,997 (a)(g)
MVW LLC
939,046	Series 2021-2A, Class A, 1.43%, due 5/20/2039	892,050 (a)
85,888	Series 2021-2A, Class B, 1.83%, due 5/20/2039	81,743 (a)
32,409	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	31,433 (a)
137,002	Series 2024-2A, Class B, 4.58%, due 3/20/2042	135,443 (a)
88,158	Series 2024-2A, Class C, 4.92%, due 3/20/2042	86,773 (a)
118,373	Series 2025-1A, Class B, 5.21%, due 9/22/2042	118,692 (a)
96,316	Series 2025-1A, Class C, 5.75%, due 9/22/2042	96,441 (a)
90,279	Series 2024-1A, Class B, 5.51%, due 2/20/2043	91,001 (a)
50,667	Series 2024-1A, Class C, 6.20%, due 2/20/2043	51,435 (a)
1,005,000	Series 2026-1A, Class C, 5.36%, due 3/20/2043	1,003,458 (a)
540,857	Series 2025-2A, Class C, 4.97%, due 10/20/2044	530,040 (a)
163,154	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	163,500 (a)
1,200,000	Oaktree CLO Ltd., Series 2022-3A, Class A1R, (3 mo. USD Term SOFR + 1.38%), 5.05%, due 10/15/2037	1,202,236 (a)(d)
OCP CLO Ltd.
2,400,000	Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.33%, due 1/20/2038	2,400,934 (a)(d)
2,500,000	Series 2025-48A, Class A, (3 mo. USD Term SOFR + 1.20%), 4.91%, due 12/15/2038	2,500,556 (a)(d)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$2,500,000	Series 2025-48A, Class D1, (3 mo. USD Term SOFR + 2.45%), 6.16%, due 12/15/2038	$2,495,006 (a)(d)
1,625,000	Series 2026-49A, Class D1, (3 mo. USD Term SOFR + 2.30%), 5.98%, due 4/16/2039	1,621,584 (a)(d)
3,000,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R4, (3 mo. USD Term SOFR + 2.50%), 6.16%, due 2/20/2038	2,988,399 (a)(d)
1,250,000	OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,267,544 (a)
1,000,000	Palmer Square CLO Ltd., Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 2.65%), 6.32%, due 1/15/2038	1,000,974 (a)(d)
940,000	PK ALIFT Loan Funding 8 LP, Series 2026-1, Class C, 5.00%, due 9/15/2043	920,908 (a)(b)
QTS Issuer ABS II LLC
270,406	Series 2025-1A, Class A2, 5.04%, due 10/5/2055	265,185 (a)
907,000	Series 2026-4A, Class A2, 5.70%, due 3/5/2056	907,474 (a)
877,000	Series 2026-4A, Class B, 6.73%, due 3/5/2056	877,206 (a)
420,000	Series 2026-5A, Class A2, 6.18%, due 3/6/2056	422,882 (a)
533,606	RCKT Trust, Series 2025-2A, Class A, 4.48%, due 11/27/2034	534,253 (a)
1,200,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 5.22%, due 4/25/2037	1,201,586 (a)(d)
Sierra Timeshare Receivables Funding LLC
806,954	Series 2022-1A, Class A, 3.05%, due 10/20/2038	802,419 (a)
59,087	Series 2022-1A, Class C, 3.94%, due 10/20/2038	58,905 (a)
65,554	Series 2023-1A, Class C, 7.00%, due 1/20/2040	66,992 (a)
63,887	Series 2023-2A, Class C, 7.30%, due 4/20/2040	65,786 (a)
36,321	Series 2022-2A, Class B, 5.04%, due 6/20/2040	36,346 (a)
56,960	Series 2023-3A, Class B, 6.44%, due 9/20/2040	58,345 (a)
327,471	Series 2024-2A, Class A, 5.14%, due 6/20/2041	329,012 (a)
69,497	Series 2024-2A, Class C, 5.83%, due 6/20/2041	69,987 (a)
147,263	Series 2024-3A, Class C, 5.32%, due 8/20/2041	146,666 (a)
204,639	Series 2025-1A, Class A, 4.81%, due 1/21/2042	204,848 (a)
2,405,607	Series 2026-1A, Class C, 5.19%, due 12/22/2042	2,382,807 (a)
136,931	Series 2024-1A, Class C, 5.94%, due 1/20/2043	138,087 (a)
200,124	Series 2025-2A, Class B, 4.93%, due 4/20/2044	199,600 (a)
130,112	Series 2025-2A, Class C, 5.32%, due 4/20/2044	129,654 (a)
186,439	Series 2025-3A, Class B, 4.64%, due 8/22/2044	185,028 (a)
243,805	Series 2025-3A, Class C, 4.98%, due 8/22/2044	241,241 (a)
1,000,000	Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.07%, due 10/20/2037	1,001,997 (a)(d)
904,000	SoFi Consumer Loan Program Trust, Series 2026-1, Class D, 5.06%, due 12/26/2035	892,811 (a)
977,000	Sotheby's Artfi Master Trust, Series 2026-1A, Class C, 5.00%, due 6/20/2033	973,994 (a)
Stack Infrastructure Issuer LLC
590,000	Series 2023-2A, Class A2, 5.90%, due 7/25/2048	591,107 (a)
548,000	Series 2023-3A, Class A2, 5.90%, due 10/25/2048	550,317 (a)
605,000	Series 2025-1A, Class A2, 5.00%, due 5/25/2050	586,370 (a)
1,106,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/2055	1,106,647 (a)
2,000,000	Symphony CLO 51 Ltd., Series 2025-51A, Class A, (3 mo. USD Term SOFR + 1.22%), 4.89%, due 1/28/2039	2,001,498 (a)(d)
191,587	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	187,607 (a)
199,725	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	200,081 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,500,000	Texas Debt Capital CLO Ltd., Series 2023-1A, Class A1R, (3 mo. USD Term SOFR + 1.30%), 4.98%, due 7/20/2038	$1,503,852 (a)(d)
T-Mobile U.S. Trust
1,350,000	Series 2024-2A, Class A, 4.25%, due 5/21/2029	1,350,596 (a)
330,000	Series 2025-1A, Class A, 4.74%, due 11/20/2029	332,152 (a)
615,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	615,821 (a)
1,500,000	Trestles CLO III Ltd., Series 2020-3A, Class D1R, (3 mo. USD Term SOFR + 3.15%), 6.83%, due 10/20/2037	1,509,180 (a)(d)
1,000,000	Trestles CLO IX Ltd., Series 2025-9A, Class D1, (3 mo. USD Term SOFR + 2.65%), 6.32%, due 1/15/2039	1,001,363 (a)(d)
2,400,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 4.85%, due 4/25/2038	2,400,694 (a)(d)
1,000,000	Trinitas CLO XXXVII Ltd., Series 2025-37A, Class D, (3 mo. USD Term SOFR + 2.95%), 6.62%, due 1/22/2039	1,004,967 (a)(d)
Uniti Fiber ABS Issuer LLC
266,000	Series 2025-1A, Class A2, 5.88%, due 4/20/2055	270,036 (a)
735,000	Series 2025-1A, Class B, 6.37%, due 4/20/2055	746,027 (a)
Vantage Data Centers Issuer LLC
680,000	Series 2021-1A, Class A2, 2.17%, due 10/15/2046	670,430 (a)
896,000	Series 2025-2A, Class A2, 5.24%, due 11/15/2055	877,174 (a)
1,048,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	1,017,109 (a)
1,529,000	VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, due 3/15/2056	1,495,002 (a)
Verizon Master Trust
965,000	Series 2025-7, Class A1A, 3.96%, due 8/20/2031	959,101
1,350,000	Series 2023-6, Class A, 5.35%, due 9/22/2031	1,381,909 (a)
105,150	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	106,376 (a)
3,000,000	Voya CLO Ltd., Series 2025-5A, Class A1, (3 mo. USD Term SOFR + 1.20%), 4.87%, due 1/15/2039	3,001,613 (a)(d)
1,200,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class AR, (3 mo. USD Term SOFR + 1.23%), 4.91%, due 10/20/2038	1,201,846 (a)(d)
242,739	Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, due 6/15/2050	244,162 (a)
Wireless PropCo Funding LLC
150,000	Series 2025-1A, Class A2, 4.07%, due 6/25/2055	143,369 (a)
388,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	367,161 (a)
137,438,216
Real Estate Investment Trusts 0.0%‡
432,000	American Tower Trust 1, 5.49%, due 3/15/2053	436,451 (a)
Student Loan 0.8%
Navient Private Education Refi Loan Trust
2,128,672	Series 2020-HA, Class A, 1.31%, due 1/15/2069	2,022,888 (a)
111,865	Series 2021-A, Class A, 0.84%, due 5/15/2069	102,374 (a)
361,599	Series 2021-BA, Class A, 0.94%, due 7/15/2069	329,461 (a)
181,728	Series 2020-FA, Class A, 1.22%, due 7/15/2069	171,669 (a)
1,342,551	Series 2021-CA, Class A, 1.06%, due 10/15/2069	1,222,824 (a)
2,408,499	Series 2021-EA, Class A, 0.97%, due 12/16/2069	2,152,746 (a)
352,779	Series 2021-FA, Class A, 1.11%, due 2/18/2070	313,918 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Student Loan – cont'd
$1,025,900	Series 2021-GA, Class A, 1.58%, due 4/15/2070	$924,355 (a)
635,227	Series 2024-A, Class A, 5.66%, due 10/15/2072	643,742 (a)
490,000	SoFi Professional Loan Program LLC, Series 2018-C, Class BFX, 4.13%, due 1/25/2048	474,027 (a)
		8,358,004
Total Asset-Backed Securities (Cost $179,628,415)		179,393,588

Corporate Bonds 34.8%
Advertising 0.1%
	Clear Channel Outdoor Holdings, Inc.
385,000	7.88%, due 4/1/2030	400,842 (a)
375,000	7.13%, due 2/15/2031	389,855 (a)
310,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	313,518 (a)
		1,104,215
Aerospace & Defense 1.6%
1,205,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	1,241,334 (a)
	Boeing Co.
3,880,000	2.70%, due 2/1/2027	3,834,698
5,885,000	6.30%, due 5/1/2029	6,172,198
	Bombardier, Inc.
285,000	7.25%, due 7/1/2031	299,874 (a)
265,000	7.00%, due 6/1/2032	276,619 (a)
2,509,000	General Electric Co., (3 mo. USD Term SOFR + 0.64%), 4.30%, due 5/5/2026	2,508,097 (d)
440,000	Goat Holdco LLC, 6.75%, due 2/1/2032	450,894 (a)
	TransDigm, Inc.
215,000	4.88%, due 5/1/2029	212,471
670,000	6.63%, due 3/1/2032	688,554 (a)
		15,684,739
Agriculture 0.4%
3,685,000	Imperial Brands Finance PLC, 4.50%, due 6/30/2028	3,688,012 (a)
Airlines 0.6%
5,530,000	Delta Air Lines, Inc., 4.95%, due 7/10/2028	5,562,985
	United Airlines Holdings, Inc.
400,000	4.88%, due 3/1/2029	394,025
125,000	5.38%, due 3/1/2031	123,202
		6,080,212
Apparel 0.0%‡
500,000	VF Corp., 2.95%, due 4/23/2030	453,656
Auto Manufacturers 0.1%
470,000	Jaguar Land Rover Automotive PLC, 5.50%, due 7/15/2029	464,741 (a)
	Nissan Motor Acceptance Co. LLC
440,000	5.63%, due 9/29/2028	437,550 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Auto Manufacturers – cont'd
$565,000	6.13%, due 9/30/2030	$556,460 (a)
1,458,751
Auto Parts & Equipment 0.4%
Clarios Global LP/Clarios U.S. Finance Co.
480,000	6.75%, due 2/15/2030	495,931 (a)
165,000	6.75%, due 9/15/2032	168,785 (a)
690,000	Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, due 4/15/2031	694,764 (a)
430,000	Dana, Inc., 4.25%, due 9/1/2030	411,031
610,000	Forvia SE, 8.00%, due 6/15/2030	641,619 (a)
530,000	IHO Verwaltungs GmbH, 6.38% Cash/7.13% PIK, due 5/15/2029	532,384 (a)(h)
ZF North America Capital, Inc.
440,000	6.88%, due 4/14/2028	450,821 (a)
190,000	7.50%, due 3/24/2031	190,245 (a)
3,585,580
Banks 12.3%
Bank of America Corp.
3,860,000	4.38%, due 1/27/2027	3,824,560 (i)(j)
7,165,000	2.55%, due 2/4/2028	7,065,144 (i)
4,660,000	4.62%, due 5/9/2029	4,671,608 (i)
3,910,000	Bank of New York Mellon Corp., 3.75%, due 12/20/2026	3,863,772 (i)(j)
Barclays PLC
975,000	5.67%, due 3/12/2028	983,992 (i)
3,400,000	4.84%, due 9/10/2028	3,411,625 (i)
Citigroup, Inc.
3,865,000	4.15%, due 11/15/2026	3,837,798 (i)(j)
7,715,000	4.79%, due 3/4/2029	7,751,423 (i)
1,855,000	4.54%, due 9/19/2030	1,848,057 (i)
1,455,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 4.46%, due 1/28/2028	1,455,097 (d)
Goldman Sachs Group, Inc.
3,865,000	4.13%, due 11/10/2026	3,826,188 (i)(j)
3,525,000	1.54%, due 9/10/2027	3,488,742 (i)
7,890,000	1.95%, due 10/21/2027	7,798,707 (i)
JPMorgan Chase & Co.
3,865,000	3.65%, due 6/1/2026	3,857,972 (i)(j)
11,395,000	4.92%, due 1/24/2029	11,486,579 (i)
Lloyds Banking Group PLC
750,000	5.46%, due 1/5/2028	754,964 (i)
2,065,000	5.09%, due 11/26/2028	2,082,894 (i)
2,305,000	M&T Bank Corp., 4.83%, due 1/16/2029	2,314,127 (i)
815,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	819,769
3,980,000	Mizuho Financial Group, Inc., (Secured Overnight Financing Rate + 1.25%), 4.91%, due 7/8/2031	4,020,325 (d)
Morgan Stanley
3,810,000	1.59%, due 5/4/2027	3,809,074 (i)
4,615,000	5.65%, due 4/13/2028	4,666,699 (i)
2,955,000	Morgan Stanley Bank NA, 5.02%, due 1/12/2029	2,982,463 (i)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Banks – cont'd
PNC Financial Services Group, Inc.
$3,915,000	3.40%, due 9/15/2026	$3,866,550 (i)(j)
975,000	4.08%, due 1/26/2029	969,939 (i)
350,000	State Street Corp., (Secured Overnight Financing Rate + 0.85%), 4.51%, due 8/3/2026	350,427 (d)
Truist Bank
2,015,000	4.67%, due 5/20/2027	2,014,736 (i)
2,905,000	4.42%, due 7/24/2028	2,902,589 (i)
3,765,000	Truist Financial Corp., 5.10%, due 3/1/2030	3,789,830 (i)(j)
3,935,000	U.S. Bancorp, 3.70%, due 1/15/2027	3,872,879 (i)(j)
2,100,000	UBS Group AG, (Secured Overnight Financing Rate + 0.84%), 4.49%, due 12/23/2029	2,095,368 (a)(d)
Wells Fargo & Co.
2,950,000	4.10%, due 6/3/2026	2,950,037
3,900,000	3.58%, due 5/22/2028	3,866,753 (i)
5,000,000	(Secured Overnight Financing Rate + 1.37%), 5.02%, due 4/23/2029	5,060,000 (d)
1,645,000	5.15%, due 4/23/2031	1,673,325 (i)
124,034,012
Building Materials 0.1%
385,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, due 12/15/2030	394,155 (a)
305,000	JH North America Holdings, Inc., 5.88%, due 1/31/2031	304,859 (a)
330,000	Standard Industries, Inc., 4.38%, due 7/15/2030	315,076 (a)
1,014,090
Chemicals 0.2%
Celanese U.S. Holdings LLC
195,000	7.05%, due 11/15/2030	209,317 (k)
175,000	7.00%, due 2/15/2031	182,087
FMC Corp.
50,000	3.20%, due 10/1/2026	49,679
50,000	3.45%, due 10/1/2029	45,246
215,000	HB Fuller Co., 4.00%, due 2/15/2027	213,084
INEOS Finance PLC
90,000	6.75%, due 5/15/2028	90,390 (a)
75,000	7.50%, due 4/15/2029	74,070 (a)
365,000	Olympus Water U.S. Holding Corp., 4.25%, due 10/1/2028	355,012 (a)
SCIH Salt Holdings, Inc.
370,000	4.88%, due 5/1/2028	366,376 (a)
200,000	6.63%, due 5/1/2029	198,522 (a)
375,000	WR Grace Holdings LLC, 6.63%, due 8/15/2032	372,216 (a)
2,155,999
Commercial Services 0.7%
1,240,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	1,280,920 (a)
950,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, due 6/15/2030	977,409 (a)
790,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	819,028 (a)
840,000	Garda World Security Corp., 6.50%, due 1/15/2031	858,122 (a)
Herc Holdings, Inc.
290,000	6.63%, due 6/15/2029	297,148 (a)
975,000	7.00%, due 6/15/2030	1,014,364 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Commercial Services – cont'd
$635,000	Veritiv Operating Co., 10.50%, due 11/30/2030	$669,147 (a)
380,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	395,592 (a)
Williams Scotsman, Inc.
360,000	6.63%, due 6/15/2029	369,512 (a)
520,000	6.63%, due 4/15/2030	535,559 (a)
7,216,801
Computers 0.1%
1,015,000	Science Applications International Corp., 4.88%, due 4/1/2028	1,004,913 (a)
Distribution - Wholesale 0.2%
85,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	84,457 (a)
395,000	Gates Corp., 6.88%, due 7/1/2029	406,351 (a)
615,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	586,547 (a)
825,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	861,205 (a)
1,938,560
Diversified Financial Services 1.6%
5,040,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 4/1/2028	5,069,411
6,163,000	American Express Co., (Secured Overnight Financing Rate + 0.81%), 4.46%, due 7/20/2029	6,172,368 (d)
110,000	Freedom Mortgage Holdings LLC, 8.38%, due 4/1/2032	111,524 (a)
435,000	GGAM Finance Ltd., 6.88%, due 4/15/2029	444,409 (a)
825,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	836,807 (a)
540,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	559,856 (a)
230,000	Navient Corp., 5.50%, due 3/15/2029	221,059
OneMain Finance Corp.
385,000	7.88%, due 3/15/2030	401,357
295,000	6.13%, due 5/15/2030	294,897
210,000	PennyMac Financial Services, Inc., 7.13%, due 11/15/2030	212,761 (a)
135,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	140,588 (a)
790,000	Rocket Cos., Inc., 6.13%, due 8/1/2030	801,720 (a)
235,000	SLM Corp., 6.50%, due 1/31/2030	237,255
180,000	Velocity Commercial Capital LLC, 9.38%, due 2/15/2031	186,129 (a)
15,690,141
Electric 1.6%
740,000	Alpha Generation LLC, 6.75%, due 10/15/2032	757,912 (a)
5,400,000	Constellation Energy Generation LLC, 3.90%, due 1/8/2028	5,357,613
3,445,000	Dominion Energy, Inc., 4.60%, due 5/15/2028	3,456,435
890,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.80%), 4.47%, due 2/4/2028	893,546 (d)
NRG Energy, Inc.
340,000	10.25%, due 3/15/2028	369,343 (a)(i)(j)
160,000	5.75%, due 7/15/2029	159,927 (a)
347,764	NYSEG Storm Funding LLC, 4.71%, due 5/1/2029	350,787
3,395,000	Pacific Gas & Electric Co., 5.00%, due 6/4/2028	3,425,173
430,000	Vistra Corp., 7.00%, due 12/15/2026	431,256 (a)(i)(j)
360,000	Vistra Operations Co. LLC, 7.75%, due 10/15/2031	377,543 (a)
410,000	VoltaGrid LLC, 7.38%, due 11/1/2030	425,548 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Electric – cont'd
XPLR Infrastructure Operating Partners LP
$140,000	4.50%, due 9/15/2027	$138,971 (a)
190,000	7.25%, due 1/15/2029	197,587 (a)
190,000	8.38%, due 1/15/2031	203,028 (a)
16,544,669
Electrical Components & Equipment 0.0%‡
340,000	WESCO Distribution, Inc., 5.25%, due 4/15/2031	339,788 (a)
Electronics 0.1%
790,000	Ingram Micro, Inc., 4.75%, due 5/15/2029	776,303 (a)
510,000	Sensata Technologies BV, 5.88%, due 9/1/2030	513,879 (a)
1,290,182
Engineering & Construction 0.1%
260,000	Arcosa, Inc., 4.38%, due 4/15/2029	253,614 (a)
105,000	Artera Services LLC, 8.50%, due 2/15/2031	90,427 (a)
985,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	983,377 (a)
1,327,418
Entertainment 0.2%
Churchill Downs, Inc.
200,000	5.75%, due 4/1/2030	199,347 (a)
415,000	6.75%, due 5/1/2031	424,469 (a)
295,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/2027	294,118 (a)
215,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	210,205 (a)
580,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	560,739 (a)
580,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	557,986
55,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 1/15/2032	55,916 (a)
195,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	198,469 (a)
2,501,249
Environmental Control 0.0%‡
430,000	Madison IAQ LLC, 5.88%, due 6/30/2029	428,836 (a)
Food 0.2%
970,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, due 3/31/2031	964,611 (a)
320,000	Froneri Lux FinCo SARL, 6.00%, due 8/1/2032	316,490 (a)
830,000	U.S. Foods, Inc., 6.88%, due 9/15/2028	847,530 (a)
2,128,631
Food Service 0.0%‡
TKC Holdings, Inc.
155,000	8.50%, due 8/15/2030	158,657 (a)
85,000	12.00%, due 2/15/2031	88,570 (a)
247,227
Forest Products & Paper 0.1%
650,000	Ahlstrom Holding 3 Oy, 4.88%, due 2/4/2028	636,679 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Forest Products & Paper – cont'd
$220,000	Magnera Corp., 7.25%, due 11/15/2031	$205,983 (a)
842,662
Healthcare - Products 1.0%
9,460,000	Abbott Laboratories, (Secured Overnight Financing Rate Index + 0.50%), 4.15%, due 3/9/2029	9,471,825 (d)
530,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	547,225 (a)
570,000	Medline Borrower LP, 5.25%, due 10/1/2029	567,270 (a)
10,586,320
Healthcare - Services 0.3%
Acadia Healthcare Co., Inc.
125,000	5.50%, due 7/1/2028	124,368 (a)
305,000	5.00%, due 4/15/2029	298,450 (a)
Centene Corp.
575,000	4.63%, due 12/15/2029	560,567
195,000	3.38%, due 2/15/2030	181,202
555,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	578,554 (a)
400,000	LifePoint Health, Inc., 9.88%, due 8/15/2030	424,078 (a)
495,000	Molina Healthcare, Inc., 6.50%, due 2/15/2031	503,638 (a)
445,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	443,812 (a)
200,000	UnitedHealth Group, Inc., (Secured Overnight Financing Rate + 0.50%), 4.15%, due 7/15/2026	200,109 (d)
3,314,778
Home Builders 0.1%
395,000	K Hovnanian Enterprises, Inc., 8.00%, due 4/1/2031	398,298 (a)
145,000	LGI Homes, Inc., 4.00%, due 7/15/2029	131,530 (a)
529,828
Insurance 0.7%
260,000	Acrisure LLC/Acrisure Finance, Inc., 7.50%, due 11/6/2030	264,036 (a)
3,825,000	Athene Global Funding, 4.95%, due 1/7/2027	3,838,278 (a)
HUB International Ltd.
100,000	5.63%, due 12/1/2029	98,744 (a)
645,000	7.25%, due 6/15/2030	667,234 (a)
1,700,000	Principal Life Global Funding II, (Secured Overnight Financing Rate + 0.81%), 4.47%, due 8/18/2028	1,699,978 (a)(d)
6,568,270
Internet 1.4%
7,125,000	Amazon.com, Inc., (Secured Overnight Financing Rate + 0.59%), 4.24%, due 3/13/2029	7,139,784 (d)
7,070,000	Meta Platforms, Inc., 4.55%, due 5/15/2031	7,068,369
280,000	Wayfair LLC, 7.25%, due 10/31/2029	286,937 (a)
14,495,090
Investment Companies 0.0%‡
405,000	FS KKR Capital Corp., 3.13%, due 10/12/2028	379,412
Iron - Steel 0.1%
500,000	Mineral Resources Ltd., 7.00%, due 4/1/2031	518,984 (a)
Leisure Time 0.2%
630,000	Carnival Corp., 5.88%, due 6/15/2031	638,961 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Leisure Time – cont'd
$505,000	NCL Corp. Ltd., 6.25%, due 3/1/2030	$503,816 (a)
430,000	Patrick Industries, Inc., 4.75%, due 5/1/2029	422,461 (a)
160,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	160,430 (a)
330,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	329,785 (a)
2,055,453
Machinery - Construction & Mining 0.1%
310,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	331,454 (a)
810,000	Terex Corp., 5.00%, due 5/15/2029	804,492 (a)
1,135,946
Machinery - Diversified 0.0%‡
220,000	Esab Corp., 5.63%, due 4/1/2031	222,026 (a)
Media 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
28,000	5.13%, due 5/1/2027	27,969 (a)
415,000	6.38%, due 9/1/2029	415,722 (a)
400,000	4.50%, due 8/15/2030	373,106 (a)
Paramount Global
50,000	3.70%, due 6/1/2028	48,423
130,000	4.20%, due 6/1/2029	125,245
80,000	7.88%, due 7/30/2030	85,129
65,000	4.95%, due 1/15/2031	61,315
260,000	Sirius XM Radio LLC, 4.00%, due 7/15/2028	252,488 (a)
1,389,397
Metal Fabricate - Hardware 0.0%‡
60,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	60,861 (a)
Mining 0.1%
265,000	Constellium SE, 5.63%, due 6/15/2028	264,716 (a)
220,000	Kaiser Aluminum Corp., 4.50%, due 6/1/2031	211,039 (a)
Novelis Corp.
200,000	4.75%, due 1/30/2030	191,596 (a)
385,000	6.88%, due 1/30/2030	394,708 (a)
210,000	Skeena Resources Ltd., 8.50%, due 4/1/2031	219,864 (a)
1,281,923
Miscellaneous Manufacturer 0.2%
460,000	Amsted Industries, Inc., 4.63%, due 5/15/2030	445,978 (a)
Avient Corp.
370,000	7.13%, due 8/1/2030	376,838 (a)
360,000	6.25%, due 11/1/2031	365,228 (a)
855,000	Calderys Financing LLC, 11.25%, due 6/1/2028	879,839 (a)
2,067,883
Oil & Gas 1.0%
530,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 6/30/2029	530,677 (a)
Caturus Energy LLC
545,000	8.50%, due 2/15/2030	569,838 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Oil & Gas – cont'd
$150,000	7.13%, due 5/15/2031	$150,414 (a)
415,000	DBR Land Holdings LLC, 6.25%, due 12/1/2030	424,856 (a)
6,000,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	6,051,357
Hilcorp Energy I LP/Hilcorp Finance Co.
220,000	6.25%, due 11/1/2028	221,163 (a)
375,000	5.75%, due 2/1/2029	374,767 (a)
185,000	Infinity Natural Resources LLC, 7.63%, due 4/1/2031	188,128 (a)
1,135,000	Permian Resources Operating LLC, 5.88%, due 7/1/2029	1,135,920 (a)
405,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	399,489 (a)
10,046,609
Oil & Gas Services 0.2%
380,000	Kodiak Gas Services LLC, 5.88%, due 4/1/2031	382,761 (a)
385,000	Star Holding LLC, 8.75%, due 8/1/2031	392,828 (a)
530,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	547,720 (a)
390,000	WBI Operating LLC, 6.25%, due 10/15/2030	395,425 (a)
1,718,734
Packaging & Containers 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
180,000	3.25%, due 9/1/2028	172,118 (a)
675,000	6.25%, due 1/30/2031	679,594 (a)
90,000	Canpack Group, Inc./CANPACK SA, 6.00%, due 5/15/2031	90,042 (a)
285,000	Clydesdale Acquisition Holdings, Inc., 6.88%, due 1/15/2030	278,645 (a)
745,000	Graphic Packaging International LLC, 3.75%, due 2/1/2030	695,833 (a)
1,165,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2030	1,178,007 (a)
195,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 5/15/2030	170,879 (a)
768,000	Trivium Packaging Finance BV, 8.25%, due 7/15/2030	800,785 (a)
4,065,903
Pharmaceuticals 2.2%
4,105,000	AbbVie, Inc., (Secured Overnight Financing Rate Index + 0.48%), 4.14%, due 3/3/2028	4,110,870 (d)
200,000	Adapthealth LLC, 6.13%, due 8/1/2028	199,962 (a)
7,665,000	CVS Health Corp., 4.30%, due 3/25/2028	7,635,365
90,000	Grifols SA, 4.75%, due 10/15/2028	88,739 (a)
6,410,000	Novartis Capital Corp., (Secured Overnight Financing Rate + 0.52%), 4.19%, due 11/5/2028	6,434,364 (d)
3,655,000	Pfizer, Inc., (Secured Overnight Financing Rate + 0.50%), 4.16%, due 11/15/2027	3,664,759 (d)
22,134,059
Pipelines 1.5%
530,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 6/15/2029	529,462 (a)
Enbridge, Inc.
360,000	5.90%, due 11/15/2026	362,917
1,210,000	4.60%, due 6/20/2028	1,213,531
1,600,000	4.20%, due 11/20/2028	1,590,284
Energy Transfer LP
980,000	6.05%, due 12/1/2026	989,208
2,070,000	5.55%, due 2/15/2028	2,106,884
255,000	Excelerate Energy LP, 8.00%, due 5/15/2030	270,425 (a)
730,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, due 1/15/2029	758,731

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Pipelines – cont'd
$260,000	Golar LNG Ltd., 7.50%, due 10/2/2030	$266,419 (a)
3,380,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	3,430,991
Kinetik Holdings LP
210,000	6.63%, due 12/15/2028	214,220 (a)
200,000	5.88%, due 6/15/2030	200,677 (a)
1,330,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/2030	1,337,054 (a)
Venture Global LNG, Inc.
590,000	8.13%, due 6/1/2028	603,700 (a)
50,000	7.00%, due 1/15/2030	51,431 (a)
320,000	8.38%, due 6/1/2031	333,643 (a)
455,000	Venture Global Plaquemines LNG LLC, 6.13%, due 12/15/2030	469,232 (a)
14,728,809
Real Estate Investment Trusts 0.7%
845,000	American Tower Corp., 1.45%, due 9/15/2026	835,965
Blackstone Mortgage Trust, Inc.
230,000	3.75%, due 1/15/2027	226,596 (a)
300,000	7.75%, due 12/1/2029	318,222 (a)
400,000	Brandywine Operating Partnership LP, 8.88%, due 4/12/2029	418,638
390,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	380,666 (a)
445,000	Iron Mountain, Inc., 4.88%, due 9/15/2027	444,006 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
250,000	5.88%, due 10/1/2028	249,402 (a)
465,000	7.00%, due 2/1/2030	474,734 (a)
710,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	721,491 (a)
625,000	RHP Hotel Properties LP/RHP Finance Corp., 7.25%, due 7/15/2028	639,543 (a)
425,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	401,581 (a)
Starwood Property Trust, Inc.
360,000	7.25%, due 4/1/2029	373,053 (a)
330,000	6.50%, due 7/1/2030	338,100 (a)
XHR LP
565,000	4.88%, due 6/1/2029	554,552 (a)
540,000	6.63%, due 5/15/2030	552,531 (a)
6,929,080
Retail 0.2%
435,000	Advance Auto Parts, Inc., 7.00%, due 8/1/2030	448,735 (a)
Bath & Body Works, Inc.
85,000	7.50%, due 6/15/2029	86,262
365,000	6.63%, due 10/1/2030	369,905 (a)
290,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	294,712 (a)
255,000	Macy's Retail Holdings LLC, 5.88%, due 3/15/2030	254,307 (a)
230,000	Nordstrom, Inc., 4.00%, due 3/15/2027	225,552
200,000	Petco Health & Wellness Co., Inc., 8.25%, due 2/1/2031	201,975 (a)
120,000	PetSmart LLC/PetSmart Finance Corp., 7.50%, due 9/15/2032	121,512 (a)
130,000	Staples, Inc., 10.75%, due 9/1/2029	124,260 (a)
2,127,220

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Semiconductors 1.7%
Broadcom, Inc.
$2,550,000	4.60%, due 7/15/2030	$2,561,320
2,500,000	4.20%, due 10/15/2030	2,469,000
3,350,000	4.30%, due 1/15/2031	3,323,143
4,940,000	Foundry JV Holdco LLC, 5.90%, due 1/25/2030	5,125,103 (a)
3,410,000	Intel Corp., 3.75%, due 8/5/2027	3,381,415
16,859,981
Software 0.2%
170,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	163,988 (a)
315,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	306,701 (a)
CoreWeave, Inc.
340,000	9.25%, due 6/1/2030	344,287 (a)
510,000	9.75%, due 10/1/2031	512,953 (a)
190,000	Fair Isaac Corp., 4.00%, due 6/15/2028	185,238 (a)
1,513,167
Telecommunications 1.6%
680,000	APLD ComputeCo 2 LLC, 6.75%, due 3/15/2031	673,238 (a)
AT&T, Inc.
2,210,000	1.65%, due 2/1/2028	2,109,889
2,935,000	4.70%, due 8/15/2030	2,955,613
2,700,000	4.55%, due 11/1/2032	2,647,654
600,000	Black Pearl Compute LLC, 6.13%, due 2/15/2031	608,753 (a)
440,000	Cipher Compute LLC, 7.13%, due 11/15/2030	456,064 (a)
450,000	Core Scientific Finance I LLC, 7.75%, due 5/15/2031	448,877 (a)(g)
195,000	Fibercop SpA, 6.38%, due 11/15/2033	194,756 (a)
820,000	Meridian Arc Holdco LLC, 6.25%, due 4/30/2031	819,813 (a)
2,425,000	Orange SA, 4.00%, due 1/13/2029	2,404,140 (a)
680,000	PR RNO Property Owner 1 LLC, 6.50%, due 5/1/2031	674,026 (a)(g)
825,000	SV RNO Property Owner 1 LLC, 5.88%, due 3/1/2031	809,448 (a)
130,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, due 4/15/2028	129,501 (a)
645,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	682,215 (a)
345,000	WULF Compute LLC, 7.75%, due 10/15/2030	362,593 (a)
192,538	Zayo Group Holdings, Inc., 5.75% Cash/0.50% PIK, due 3/9/2030	192,634 (a)(h)
16,169,214
Transportation 0.1%
770,000	XPO, Inc., 7.13%, due 6/1/2031	797,053 (a)
Trucking & Leasing 0.0%‡
165,000	FTAI Aviation Investors LLC, 5.50%, due 5/1/2028	164,932 (a)
Total Corporate Bonds (Cost $352,609,769)		352,621,275

Loan Assignments(d) 2.8%
Aerospace & Defense 0.1%
1,310,000	TransDigm, Inc., Term Loan N, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 2/13/2033	1,311,886

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Biotechnology 0.1%
$1,000,000	BioMarin Pharmaceutical, Inc., Term Loan B, (1 mo. USD Term SOFR), due 4/27/2033	$1,002,660 (e)(l)
Capital Markets 0.2%
1,400,000	Focus Financial Partners LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 9/15/2031	1,388,338 (e)(l)
943,985	Jane Street Group LLC, Term Loan B1, (3 mo. USD Term SOFR + 2.00%), 5.67%, due 12/15/2031	942,219
		2,330,557
Chemicals 0.1%
826,250	Olympus Water U.S. Holding Corp., Term Loan, (3 mo. USD Term SOFR + 3.00%), 6.70%, due 6/20/2031	815,203
Commercial Services & Supplies 0.1%
	Pye-Barker Fire & Safety LLC
435,000	Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.16%, due 12/16/2032	436,596
10,200	Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 12/16/2032	10,238
		446,834
Construction Materials 0.1%
500,000	Potters Industries LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 12/23/2032	501,665
879,989	Quikrete Holdings, Inc., Term Loan B1, (1 mo. USD Term SOFR + 2.25%), 5.90%, due 4/14/2031	880,244
		1,381,909
Containers & Packaging 0.1%
1,354,828	Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 4/1/2032	1,253,081
Diversified Telecommunication Services 0.1%
589,058	Zayo Group Holdings, Inc., Term Loan, (1 mo. USD Term SOFR), 0.00%, due 3/11/2030	587,586 (e)(l)
Electric Utilities 0.1%
1,000,000	Indeck Niles LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 3/9/2033	1,001,250 (m)
Health Care Equipment & Supplies 0.1%
1,350,000	Bausch & Lomb Corp., Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.40%, due 1/15/2031	1,356,332
Health Care Providers & Services 0.2%
435,600	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.16%, due 11/8/2032	437,046
1,000,000	Ensemble RCM LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.66%, due 2/9/2033	992,190
526,005	LifePoint Health, Inc., First Lien Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.42%, due 5/19/2031	523,486
		1,952,722
Health Care Technology 0.1%
1,000,000	Hologic, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 4/7/2033	994,380
Independent Power & Renewable Electricity Producers 0.0%‡
389,400	Cogentrix Finance Holdco I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.90%, due 2/26/2032	390,720
Insurance 0.1%
445,503	Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 9/19/2031	444,621
334,209	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 6/20/2030	334,974

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Insurance – cont'd
$434,486	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 5.95%, due 9/29/2030	$434,825
		1,214,420
IT Services 0.2%
1,000,000	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 8.77%, due 2/3/2033	978,250
1,179,060	Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 7/31/2031	1,169,887
		2,148,137
Leisure Products 0.1%
434,500	SRAM LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.90%, due 2/27/2032	432,688
Life Sciences Tools & Services 0.0%‡
19,950	Parexel International Corp., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 12/12/2031	19,950
Machinery 0.1%
944,247	EMRLD Borrower LP, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.95%, due 8/4/2031	944,964
Media 0.2%
934,341	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 5.90%, due 2/13/2032	935,312
	Charter Communications Operating LLC
498,724	Term Loan B4, (3 mo. USD Term SOFR + 2.00%), 5.69%, due 12/7/2030	498,031
497,481	Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 5.94%, due 12/15/2031	496,989
		1,930,332
Oil, Gas & Consumable Fuels 0.1%
997,342	NorthRiver Midstream Finance LP, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.94%, due 8/16/2030	998,169
Software 0.1%
377,150	Applied Systems, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 2.25%), 5.95%, due 2/24/2031	371,836
497,487	Kaseya, Inc., First Lien Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.91%, due 3/22/2032	451,117
		822,953
Specialty Retail 0.3%
659,987	Great Outdoors Group LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 1/23/2032	663,452
1,000,000	Michaels Cos., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 3/15/2033	988,540
1,280,000	PetSmart, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.65%, due 8/18/2032	1,284,007
		2,935,999
Transportation Infrastructure 0.2%
1,200,000	Brown Group Holding LLC, Term Loan B2, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 6.15% – 6.17%, due 7/1/2031	1,205,868 (n)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Transportation Infrastructure – cont'd
$434,500	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 9/23/2031	$434,774
		1,640,642

Total Loan Assignments (Cost $27,660,955)		27,913,374
Number of Shares
Short-Term Investments 3.7%
Investment Companies 3.7%
36,942,344	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.60%(o) (Cost $36,942,344)	36,942,344
Total Investments 100.8% (Cost $1,022,431,732)		1,019,218,930
Liabilities Less Other Assets (0.8)%		(7,657,157)(p)(q)
Net Assets 100.0%		$1,011,561,773

‡	Represents less than 0.05% of net assets of the Fund.

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2026, these securities amounted to $453,841,267, which represents 44.9% of net assets of the Fund.

(b)
Security fair valued as of April 30, 2026 in accordance with procedures approved by the valuation designee.
Total value of all such securities at April 30, 2026 amounted to $3,207,582, which represents 0.3% of net assets of the Fund.

(c)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30,
2026.

(d)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2026 and changes periodically.
(e)	All or a portion of this security was purchased on a delayed delivery basis.
(f)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(g)	When-issued security. Total value of all such securities at April 30, 2026 amounted to $6,399,499, which represents 0.6% of net assets of the Fund.
(h)	Payment-in-kind (PIK) security.
(i)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

(j)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(k)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
April 30, 2026.

(l)	All or a portion of this security had not settled as of April 30, 2026 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(m)	Value determined using significant unobservable inputs.
(n)	The stated interest rates represent the range of rates at April 30, 2026 of the underlying contracts within the Loan Assignment.
(o)	Represents 7-day effective yield as of April 30, 2026.
(p)	Includes the impact of the Fund’s open positions in derivatives at April 30, 2026.
(q)	As of April 30, 2026, the value of unfunded loan commitments was $55,001 for the Fund (see Note A of the Notes to Financial Statements).

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$875,935,089	86.6%
Cayman Islands	58,001,161	5.7%
United Kingdom	11,702,718	1.2%
Jersey	9,244,859	0.9%
Ireland	6,236,017	0.6%
Canada	5,990,259	0.6%
Japan	4,020,325	0.4%
France	3,925,598	0.4%
Switzerland	2,095,368	0.2%
Luxembourg	1,445,380	0.1%
Germany	1,173,450	0.1%
Netherlands	800,785	0.1%
Finland	636,679	0.1%
Australia	518,984	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	549,914	0.0%
Short-Term Investments and Other Liabilities—Net	29,285,187	2.9%
	$1,011,561,773	100.0%

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

Derivative Instruments
Futures contracts ("futures")
At April 30, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	3,212	U.S. Treasury Note, 2 Year	$665,285,500	$(5,129,514)
Total Long Positions			$665,285,500	$(5,129,514)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	127	U.S. Treasury Long Bond	$(14,331,156)	$399,298
6/2026	97	U.S. Treasury Note, 10 Year	(10,727,594)	265,750
6/2026	1,045	U.S. Treasury Note, 5 Year	(112,688,555)	1,864,760
6/2026	162	U.S. Treasury Note, Ultra 10 Year	(18,283,219)	324,043
Total Short Positions			$(156,030,524)	$2,853,851
Total Futures				$(2,275,663)
At April 30, 2026, the Fund had $6,421,478 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended April 30, 2026, the average notional value for the months where the Fund had futures outstanding was $499,827,527 for long positions and $(124,146,814) for short positions.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$88,677,068	$—	$88,677,068
Mortgage-Backed Securities#	—	333,671,281	—	333,671,281
Asset-Backed Securities#	—	179,393,588	—	179,393,588
Corporate Bonds#	—	352,621,275	—	352,621,275
Loan Assignments
Electric Utilities	—	—	1,001,250	1,001,250
Other Loan Assignments#	—	26,912,124	—	26,912,124
Total Loan Assignments	—	26,912,124	1,001,250	27,913,374
Short-Term Investments	—	36,942,344	—	36,942,344
Total Investments	$—	$1,018,217,680	$1,001,250	$1,019,218,930

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2026
Investments in Securities:
Loan Assignments(1)	$—	$—	$—	$6	$995	$—	$—	$—	$1,001	$6
Total	$—	$—	$—	$6	$995	$—	$—	$—	$1,001	$6
(1) Includes securities categorized as Level 3 that were valued using a single quotation obtained from a dealer.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of April 30, 2026:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$2,853,851	$—	$—	$2,853,851
Liabilities	(5,129,514)	—	—	(5,129,514)
Total	$(2,275,663)	$—	$—	$(2,275,663)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)

April 30, 2026

Principal Amount		Value
U.S. Treasury Obligations 19.7%
	U.S. Treasury Bonds
$560,000	4.00%, due 11/15/2052	$475,256
605,000	4.75%, due 8/15/2055 - 2/15/2056	582,240
	U.S. Treasury Notes
3,635,000	3.50%, due 1/31/2028 - 11/30/2030	3,600,942
830,000	3.88%, due 3/31/2028	829,805
535,000	2.88%, due 5/15/2028	524,363
1,690,000	4.13%, due 7/31/2028 - 2/15/2036	1,681,799
955,000	3.63%, due 12/31/2030	939,369
815,000	4.63%, due 2/15/2035	832,128
1,110,000	4.25%, due 5/15/2035 - 8/15/2035	1,101,583
235,000	4.00%, due 11/15/2035	228,060
Total U.S. Treasury Obligations (Cost $10,898,470)		10,795,545
U.S. Government Agency Securities 0.1%
80,000	Tennessee Valley Authority, 5.25%, due 2/1/2055 (Cost $78,834)	77,857

Mortgage-Backed Securities 24.8%
Collateralized Mortgage Obligations 4.8%
	Angel Oak Mortgage Trust
117,384	Series 2022-5, Class A1, 4.50%, due 5/25/2067	116,966 (a)
58,889	Series 2025-10, Class A3, 5.37%, due 9/25/2070	58,607 (a)
97,143	Aspire Mortgage Trust, Series 2026-1, Class A1, 4.86%, due 1/25/2066	96,558 (a)(b)
81,937	Chase Home Lending Mortgage Trust, Series 2025-1, Class A4, 6.00%, due 11/25/2055	82,267 (a)(b)
	Connecticut Avenue Securities Trust
115,000	Series 2022-R06, Class 1M2, (30 day USD SOFR Average + 3.85%), 7.50%, due 5/25/2042	118,282 (a)(c)
115,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 8.30%, due 6/25/2042	119,633 (a)(c)
120,000	Series 2023-R06, Class 1M2, (30 day USD SOFR Average + 2.70%), 6.35%, due 7/25/2043	122,918 (a)(c)
95,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.25%, due 2/25/2045	95,239 (a)(c)
167,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.20%, due 9/25/2045	167,297 (a)(c)
115,000	Series 2026-R02, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.15%, due 2/25/2046	115,274 (a)(c)
	Federal Home Loan Mortgage Corp. STACR REMIC Trust
95,045	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.15%, due 10/25/2041	95,251 (a)(c)
135,000	Series 2022-DNA6, Class M1B, (30 day USD SOFR Average + 3.70%), 7.35%, due 9/25/2042	139,535 (a)(c)
42,541	Series 2024-DNA3, Class M2, (30 day USD SOFR Average + 1.45%), 5.10%, due 10/25/2044	42,548 (a)(c)
67,000	Series 2025-HQA1, Class M2, (30 day USD SOFR Average + 1.65%), 5.30%, due 2/25/2045	67,000 (a)(c)
73,630	GS Mortgage-Backed Securities Trust, Series 2025-PJ8, Class A5, 5.50%, due 2/25/2056	73,626 (a)(b)
180,270	JP Morgan Mortgage Trust, Series 2025-NQM5, Class A1, 4.88%, due 5/25/2066	179,271 (a)(b)
	Morgan Stanley Residential Mortgage Loan Trust
92,823	Series 2025-NQM2, Class A1, 5.63%, due 1/25/2070	93,358 (a)(b)
92,671	Series 2025-NQM10, Class A1, 5.12%, due 11/25/2070	92,435 (a)(b)
	New Residential Mortgage Loan Trust
85,310	Series 2025-NQM3, Class A3, 5.99%, due 5/25/2065	85,738 (a)
119,137	Series 2026-NQM1, Class A1, 4.82%, due 11/25/2065	118,249 (a)(b)
69,438	OBX Trust, Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	69,779 (a)
	Verus Securitization Trust
104,124	Series 2025-R2, Class A1, 5.09%, due 7/25/2067	103,687 (a)(b)

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$75,689	Series 2024-4, Class A1, 6.22%, due 6/25/2069	$76,470 (a)
80,931	Series 2024-7, Class A1, 5.10%, due 9/25/2069	81,086 (a)(b)
109,838	Series 2025-6, Class A3, 5.72%, due 7/25/2070	110,049 (a)
100,000	Series 2026-4, Class A2, 5.32%, due 4/25/2071	99,778 (a)
2,620,901
Commercial Mortgage-Backed 7.0%
125,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.23%, due 8/10/2035	120,000 (a)(b)
55,000	1301 Trust, Series 2025-1301, Class D, 6.43%, due 8/11/2042	55,137 (a)(b)
100,000	BAHA Trust, Series 2024-MAR, Class A, 6.17%, due 12/10/2041	102,203 (a)(b)
BANK5
26,000	Series 2023-5YR2, Class C, 7.40%, due 7/15/2056	26,420 (b)
85,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	75,433 (a)
32,000	Series 2025-5YR17, Class C, 5.89%, due 11/15/2058	31,827 (b)
46,000	Series 2025-5YR17, Class B, 5.99%, due 11/15/2058	46,919 (b)
100,000	BBCMS Mortgage Trust, Series 2018-TALL, Class C, (1 mo. USD Term SOFR + 1.32%), 4.97%, due 3/15/2037	91,000 (a)(c)
Benchmark Mortgage Trust
55,000	Series 2023-V2, Class C, 7.00%, due 5/15/2055	55,466 (b)
95,000	Series 2024-V7, Class B, 7.08%, due 5/15/2056	98,832 (b)
41,000	Series 2023-V3, Class C, 7.41%, due 7/15/2056	41,114 (b)
71,000	Series 2024-V5, Class C, 7.20%, due 1/10/2057	73,432 (b)
43,000	Series 2026-V21, Class C, 6.01%, due 3/15/2059	42,310
BLP Commercial Mortgage Trust
95,289	Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 5.90%, due 3/15/2042	95,170 (a)(c)
59,000	Series 2025-IND2, Class D, (1 mo. USD Term SOFR + 2.65%), 6.30%, due 12/15/2042	59,111 (a)(c)
BMO Mortgage Trust
72,000	Series 2024-5C3, Class C, 7.09%, due 2/15/2057	72,770 (b)
26,000	Series 2025-5C10, Class C, 6.49%, due 5/15/2058	26,267 (b)
BX Trust
112,242	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 5.65%, due 3/15/2030	112,031 (a)(c)
100,000	Series 2026-OPTM, Class C, (1 mo. USD Term SOFR + 1.60%), 5.26%, due 3/15/2039	99,750 (a)(c)
90,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	85,700 (a)
100,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 6.41%, due 7/15/2042	100,125 (a)(c)
80,000	Series 2025-ARIA, Class C, 5.70%, due 12/13/2042	80,244 (a)(b)
78,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 7/15/2044	77,903 (a)(c)
100,000	Series 2025-VOLT, Class D, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 12/15/2044	99,594 (a)(c)
CHI Commercial Mortgage Trust
100,000	Series 2025-110W, Class D, 6.63%, due 12/13/2040	98,050 (a)(b)
100,000	Series 2025-SFT, Class D, 7.57%, due 4/15/2042	101,657 (a)(b)
70,000	COMM Mortgage Trust, Series 2024-277P, Class B, 7.23%, due 8/10/2044	73,805 (a)(b)
100,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.28%, due 10/10/2041	100,334 (a)(b)
134,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-171, Class A2, 4.40%, due 6/25/2035	131,681 (b)
25,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.56%, due 2/10/2056	25,001 (b)
49,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class C, 3.93%, due 11/10/2052	43,336 (b)
100,000	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.90%, due 1/13/2040	102,945 (a)(b)
152,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 5.91%, due 3/15/2042	152,000 (a)(c)

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Commercial Mortgage-Backed – cont'd
	IP Mortgage Trust
$36,000	Series 2025-IP, Class D, 6.53%, due 6/10/2042	$36,352 (a)(b)
19,000	Series 2025-IP, Class E, 7.07%, due 6/10/2042	19,250 (a)(b)
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.02%, due 1/5/2039	85,750 (a)
132,000	MAD Commercial Mortgage Trust, Series 2025-11MD, Class D, 6.57%, due 10/15/2042	133,416 (a)(b)
100,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.41%, due 9/10/2039	95,771 (a)(b)
	NYC Commercial Mortgage Trust
100,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.10%, due 2/15/2042	100,125 (a)(c)
64,000	Series 2025-300P, Class D, 6.16%, due 7/13/2042	63,779 (a)(b)
84,001	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	81,270 (a)
105,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class D, 7.24%, due 7/15/2039	106,992 (a)(b)
100,000	ORL Trust, Series 2024-GLKS, Class E, (1 mo. USD Term SOFR + 3.19%), 6.84%, due 12/15/2039	100,438 (a)(c)
100,000	PRM Trust, Series 2025-PRM6, Class D, 5.87%, due 7/5/2033	99,527 (a)(b)
41,000	SFO Commercial Mortgage Trust, Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.17%, due 5/15/2038	40,695 (a)(c)
115,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, (1 mo. USD Term SOFR + 2.70%), 6.36%, due 1/15/2039	114,712 (a)(c)
125,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 5.65%, due 12/15/2039	125,156 (a)(c)
44,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class C, 6.23%, due 1/15/2058	44,095 (b)
		3,844,895
Federal Home Loan Mortgage Corp. 6.7%
	Pass-Through Certificates
685,198	2.50%, due 3/1/2052 - 7/1/2052	576,410
217,523	3.00%, due 6/1/2052	190,890
351,961	3.50%, due 5/1/2052	320,649
295,772	4.00%, due 12/1/2052	277,546
382,542	4.50%, due 9/1/2052 - 12/1/2053	369,637
315,111	5.00%, due 11/1/2053 - 10/1/2054	311,584
1,093,074	5.50%, due 11/1/2053 - 4/1/2056	1,100,263
510,525	6.00%, due 5/1/2054 - 7/1/2054	522,571
		3,669,550
Federal National Mortgage Association 5.3%
	Pass-Through Certificates
788,566	3.00%, due 5/1/2052 - 10/1/2052	717,716
360,013	4.50%, due 4/1/2053 - 7/1/2053	347,597
1,352,357	5.00%, due 12/1/2052 - 4/1/2056	1,335,812
427,718	5.50%, due 3/1/2054 - 4/1/2056	430,526
98,547	6.00%, due 10/1/2054	100,680
		2,932,331
Government National Mortgage Association 1.0%
	Pass-Through Certificates
211,818	4.50%, due 11/20/2054	204,902
135,208	5.00%, due 2/20/2053 - 5/20/2055	134,585

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Government National Mortgage Association – cont'd
$210,717	5.50%, due 12/20/2054 - 8/20/2055	$212,556
552,043
Total Mortgage-Backed Securities (Cost $13,587,345)		13,619,720
Asset-Backed Securities 9.9%
Automobiles 2.0%
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2025-3A, Class B, 4.46%, due 2/20/2030	98,761 (a)
34,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80%, due 8/15/2031	34,050
123,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	124,475
GLS Auto Receivables Issuer Trust
127,000	Series 2025-2A, Class D, 5.59%, due 1/15/2031	128,797 (a)
150,000	Series 2026-2A, Class D, 5.38%, due 1/15/2032	149,978 (a)(d)
GLS Auto Select Receivables Trust
119,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	119,964 (a)
22,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	22,142 (a)
136,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class D, 5.43%, due 3/17/2031	137,225
125,000	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class C, 5.54%, due 2/20/2032	127,226 (a)
Westlake Automobile Receivables Trust
68,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	68,854 (a)
77,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	77,368 (a)
1,088,840
Home Equity 0.2%
133,106	RCKT Mortgage Trust, Series 2025-CES10, Class A1A, 4.89%, due 11/25/2055	132,405 (a)
Other 7.7%
500,000	AIMCO CLO, Series 2017-AA, Class AR2, (3 mo. USD Term SOFR + 1.14%), 4.82%, due 1/20/2038	499,579 (a)(c)
100,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, due 8/20/2032	100,976 (a)
61,614	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	62,531 (a)
500,000	Canyon Capital CLO Ltd., Series 2022-2A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 4.85%, due 4/15/2038	500,138 (a)(c)
39,000	Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, due 11/22/2049	39,108 (a)
65,000	Compass Datacenters Issuer II LLC, Series 2024-1A, Class A2, 5.75%, due 2/25/2049	65,435 (a)
Compass Datacenters Issuer III LLC
53,000	Series 2026-1A, Class A22, 5.29%, due 2/25/2056	52,687 (a)
40,000	Series 2026-1A, Class A23, 5.44%, due 2/25/2056	39,643 (a)
100,000	Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class B, 6.51%, due 5/20/2055	101,697 (a)
CyrusOne Data Centers Issuer I LLC
38,000	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	37,083 (a)
66,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	66,128 (a)
35,000	Series 2024-3A, Class A2, 4.65%, due 5/20/2049	33,334 (a)
95,985	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class B, 5.39%, due 3/25/2060	96,290 (a)
136,000	Hilton Grand Vacations Trust, Series 2026-1A, Class C, 5.36%, due 2/25/2043	135,535 (a)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	100,690 (a)
Lightpath Fiber Issuer LLC
63,000	Series 2026-1A, Class A2, 5.60%, due 3/25/2056	63,151 (a)
40,000	Series 2026-1A, Class B, 5.89%, due 3/25/2056	39,855 (a)

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$119,475	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	$120,091 (a)
MetroNet Infrastructure Issuer LLC
107,000	Series 2025-2A, Class A2, 5.40%, due 8/20/2055	107,847 (a)
100,000	Series 2026-1A, Class A2, 5.27%, due 4/20/2056	100,266 (a)
139,000	MTP ABS Funding LLC, Series 2026-1A, Class A2, 5.20%, due 4/25/2056	139,277 (a)(d)
MVW LLC
33,300	Series 2023-1A, Class C, 6.54%, due 10/20/2040	33,926 (a)
41,054	Series 2023-2A, Class B, 6.33%, due 11/20/2040	41,821 (a)
74,458	Series 2024-2A, Class B, 4.58%, due 3/20/2042	73,610 (a)
73,524	Series 2025-1A, Class B, 5.21%, due 9/22/2042	73,722 (a)
100,000	Series 2026-1A, Class C, 5.36%, due 3/20/2043	99,847 (a)
90,143	Series 2025-2A, Class C, 4.97%, due 10/20/2044	88,340 (a)
QTS Issuer ABS II LLC
25,038	Series 2025-1A, Class A2, 5.04%, due 10/5/2055	24,555 (a)
50,000	Series 2026-4A, Class A2, 5.70%, due 3/5/2056	50,026 (a)
48,000	Series 2026-4A, Class B, 6.73%, due 3/5/2056	48,011 (a)
25,000	Series 2026-5A, Class A2, 6.18%, due 3/6/2056	25,172 (a)
350,000	Sixth Street CLO XVII Ltd., Series 2021-17A, Class A1R, (3 mo. USD Term SOFR + 1.15%), 4.83%, due 4/17/2038	349,667 (a)(c)
100,000	Sotheby's Artfi Master Trust, Series 2026-1A, Class C, 5.00%, due 6/20/2033	99,692 (a)
115,000	Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2, 5.90%, due 7/25/2048	115,216 (a)
106,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/2055	106,062 (a)
112,988	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 8/25/2051	104,876 (a)
131,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	132,987 (a)
153,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	148,490 (a)
44,000	VB-S1 Issuer LLC, Series 2026-1A, Class D, 5.19%, due 3/15/2056	43,551 (a)
Wireless PropCo Funding LLC
27,000	Series 2025-1A, Class A2, 4.07%, due 6/25/2055	25,806 (a)
26,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	24,604 (a)
4,211,322
Total Asset-Backed Securities (Cost $5,425,554)		5,432,567

Corporate Bonds 38.9%
Advertising 0.3%
90,000	Clear Channel Outdoor Holdings, Inc., 7.13%, due 2/15/2031	93,565 (a)
85,000	WPP LLC, 6.50%, due 3/30/2036	83,443
177,008
Aerospace & Defense 1.4%
Boeing Co.
235,000	5.04%, due 5/1/2027	236,300
70,000	3.90%, due 5/1/2049	51,438
120,000	Bombardier, Inc., 7.00%, due 6/1/2032	125,261 (a)
80,000	Goat Holdco LLC, 6.75%, due 2/1/2032	81,981 (a)

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Aerospace & Defense – cont'd
Honeywell Aerospace, Inc.
$70,000	4.95%, due 3/16/2036	$69,205 (a)
50,000	5.73%, due 3/16/2056	49,177 (a)
160,000	TransDigm, Inc., 6.88%, due 12/15/2030	164,897 (a)
778,259
Agriculture 0.8%
Imperial Brands Finance PLC
200,000	5.50%, due 2/1/2030	205,586 (a)
200,000	6.38%, due 7/1/2055	201,272 (a)
406,858
Auto Manufacturers 0.6%
200,000	Ford Motor Credit Co. LLC, 5.42%, due 4/9/2031	198,265
135,000	General Motors Co., 6.80%, due 10/1/2027	138,706
336,971
Auto Parts & Equipment 0.2%
120,000	Goodyear Tire & Rubber Co., 5.25%, due 4/30/2031	109,358
Banks 7.4%
Bank of America Corp.
75,000	4.38%, due 1/27/2027	74,311 (e)(f)
140,000	5.51%, due 1/24/2036	143,191 (e)
205,000	5.49%, due 4/23/2037	203,819 (e)
35,000	Bank of New York Mellon Corp., 3.75%, due 12/20/2026	34,586 (e)(f)
Barclays PLC
200,000	4.52%, due 2/24/2032	195,770 (e)
200,000	5.21%, due 2/24/2037	194,368 (e)
Citigroup, Inc.
80,000	3.89%, due 1/10/2028	79,700 (e)
35,000	7.00%, due 8/15/2034	36,357 (e)(f)
Fifth Third Bancorp
125,000	4.57%, due 4/29/2032	123,117 (e)
80,000	5.14%, due 1/29/2037	78,123 (e)
Goldman Sachs Group, Inc.
50,000	3.65%, due 8/10/2026	49,843 (e)(f)
25,000	7.50%, due 2/10/2029	26,281 (e)(f)
155,000	4.37%, due 10/21/2031	152,055 (e)
165,000	5.39%, due 2/2/2041	160,604 (e)
65,000	5.54%, due 1/21/2047	62,156 (e)
35,000	Huntington Bancshares, Inc., 4.45%, due 10/15/2027	34,448 (e)(f)
JPMorgan Chase & Co.
75,000	3.65%, due 6/1/2026	74,864 (e)(f)
50,000	4.26%, due 10/22/2031	49,190 (e)
160,000	4.62%, due 4/23/2032	159,236 (e)
140,000	5.50%, due 1/24/2036	143,365 (e)
180,000	5.15%, due 4/23/2037	178,924 (e)
80,000	M&T Bank Corp., 3.50%, due 9/1/2026	78,840 (e)(f)

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Banks – cont'd
	Morgan Stanley
$135,000	3.63%, due 1/20/2027	$134,537
135,000	4.81%, due 4/16/2032	134,670 (e)
80,000	4.89%, due 10/22/2036	77,622 (e)
190,000	5.30%, due 4/10/2037	188,860 (e)
200,000	NatWest Group PLC, 5.12%, due 5/23/2031	202,243 (e)
90,000	Oesterreichische Kontrollbank AG, 3.75%, due 1/15/2031	88,817
	PNC Financial Services Group, Inc.
55,000	3.40%, due 9/15/2026	54,319 (e)(f)
110,000	5.58%, due 1/29/2036	112,522 (e)
50,000	5.37%, due 7/21/2036	50,244 (e)
165,000	5.42%, due 1/25/2041	161,818 (e)
40,000	Santander Holdings USA, Inc., 6.12%, due 5/31/2027	40,049 (e)
80,000	U.S. Bancorp, 3.70%, due 1/15/2027	78,737 (e)(f)
200,000	UBS AG, 5.65%, due 9/11/2028	206,139
	Wells Fargo & Co.
35,000	7.63%, due 9/15/2028	36,751 (e)(f)
160,000	5.50%, due 1/23/2035	163,152 (e)
		4,063,628
Beverages 0.4%
45,000	Anheuser-Busch InBev Worldwide, Inc., 4.95%, due 1/15/2042	42,206
	Maple Parent Holdings Corp.
20,000	4.75%, due 3/26/2029	19,996 (a)
65,000	5.05%, due 3/26/2031	65,135 (a)
25,000	Molson Coors Beverage Co., 5.00%, due 5/1/2042	22,596
80,000	PepsiCo, Inc., 4.65%, due 7/23/2032	80,546
		230,479
Building Materials 0.7%
100,000	Builders FirstSource, Inc., 6.38%, due 6/15/2032	100,697 (a)
110,000	Quikrete Holdings, Inc., 6.38%, due 3/1/2032	111,736 (a)
105,000	Standard Building Solutions, Inc., 6.50%, due 8/15/2032	106,037 (a)
70,000	Standard Industries, Inc., 4.75%, due 1/15/2028	69,597 (a)
		388,067
Chemicals 1.1%
170,000	Dow Chemical Co., 5.95%, due 3/15/2055	155,504
	LYB International Finance III LLC
60,000	4.20%, due 10/15/2049	43,104
145,000	3.63%, due 4/1/2051	94,347
70,000	Mosaic Co., 4.60%, due 11/15/2030	69,407
	Westlake Corp.
40,000	5.55%, due 11/15/2035	40,012
95,000	6.38%, due 11/15/2055	93,930
90,000	WR Grace Holdings LLC, 7.38%, due 3/1/2031	90,936 (a)
		587,240
Commercial Services 0.5%
110,000	Block, Inc., 6.50%, due 5/15/2032	112,096

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Commercial Services – cont'd
$55,000	Herc Holdings, Inc., 7.25%, due 6/15/2033	$57,598 (a)
50,000	Veritiv Operating Co., 10.50%, due 11/30/2030	52,689 (a)
70,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	72,872 (a)
		295,255
Cosmetics - Personal Care 0.3%
	Kenvue, Inc.
75,000	5.05%, due 3/22/2053	67,690
75,000	5.20%, due 3/22/2063	67,092
		134,782
Distribution - Wholesale 0.4%
70,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	66,761 (a)
160,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	167,022 (a)
		233,783
Diversified Financial Services 1.8%
85,000	Ally Financial, Inc., 4.70%, due 5/15/2028	81,778 (e)(f)
100,000	Charles Schwab Corp., 4.00%, due 6/1/2026	99,836 (e)(f)
140,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	145,148 (a)
140,000	OneMain Finance Corp., 3.88%, due 9/15/2028	135,378
100,000	PennyMac Financial Services, Inc., 7.13%, due 11/15/2030	101,315 (a)
	Stellantis Financial Services U.S. Corp.
200,000	4.95%, due 9/15/2028	199,294 (a)
200,000	5.40%, due 9/15/2030	197,605 (a)
50,000	UWM Holdings LLC, 6.63%, due 2/1/2030	47,988 (a)
		1,008,342
Electric 2.4%
60,000	AEP Texas, Inc., 5.20%, due 4/15/2036	58,990
85,000	Alpha Generation LLC, 6.75%, due 10/15/2032	87,058 (a)
24,000	Basin Electric Power Cooperative, 5.85%, due 10/15/2055	23,392 (a)
120,000	Constellation Energy Generation LLC, 5.88%, due 1/15/2066	115,279
60,000	Dominion Energy, Inc., 5.00%, due 6/15/2030	60,875
135,000	Duke Energy Corp., 5.70%, due 9/15/2055	127,059
10,000	Duke Energy Indiana LLC, 4.95%, due 3/15/2036	9,827
20,000	Entergy Mississippi LLC, 5.05%, due 4/15/2036	19,670
40,000	Exelon Corp., 4.05%, due 4/15/2030	39,184
	ITC Holdings Corp.
50,000	4.88%, due 4/15/2031	49,936 (a)
45,000	5.50%, due 4/15/2036	45,281 (a)
95,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 2/28/2028	95,783
	NRG Energy, Inc.
45,000	4.73%, due 10/15/2030	44,518 (a)
85,000	6.00%, due 2/1/2033	85,657 (a)
30,000	5.41%, due 10/15/2035	29,424 (a)
	Pacific Gas & Electric Co.
97,143	4.95%, due 7/1/2050	80,682
60,000	6.10%, due 10/15/2055	57,889

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Electric – cont'd
	Pinnacle West Capital Corp.
$83,000	4.90%, due 5/15/2028	$83,719
45,000	5.15%, due 5/15/2030	45,765
40,000	Public Service Enterprise Group, Inc., 4.90%, due 3/15/2030	40,391
35,000	Southern California Edison Co., 2.50%, due 6/1/2031	31,265
85,000	Vistra Operations Co. LLC, 6.88%, due 4/15/2032	88,738 (a)
		1,320,382
Electronics 0.6%
	Amphenol Corp.
145,000	4.40%, due 2/15/2033	141,735
60,000	5.30%, due 11/15/2055	56,201
140,000	Ingram Micro, Inc., 4.75%, due 5/15/2029	137,573 (a)
		335,509
Entertainment 0.3%
75,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	76,711 (a)
40,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	39,440 (a)
55,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	52,913
		169,064
Food 0.1%
45,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, due 4/20/2035	46,587
20,000	Performance Food Group, Inc., 4.25%, due 8/1/2029	19,390 (a)
		65,977
Healthcare - Products 0.4%
	Abbott Laboratories
95,000	4.65%, due 3/15/2036	92,255
45,000	5.50%, due 3/15/2056	43,508
70,000	Medline Borrower LP, 3.88%, due 4/1/2029	68,009 (a)
		203,772
Healthcare - Services 0.8%
110,000	Cigna Group, 5.25%, due 1/15/2036	110,348
50,000	HCA, Inc., 5.45%, due 4/1/2031	51,334
90,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	89,905 (a)
50,000	Team Health Holdings, Inc., 8.38%, due 6/30/2028	50,169 (a)
	Tenet Healthcare Corp.
110,000	4.63%, due 6/15/2028	109,153
20,000	6.88%, due 11/15/2031	21,312
		432,221
Home Builders 0.1%
80,000	LGI Homes, Inc., 7.00%, due 11/15/2032	76,669 (a)
Insurance 0.4%
75,000	Equitable Holdings, Inc., 6.70%, due 3/28/2055	76,920 (e)
45,000	Global Atlantic Fin Co., 7.95%, due 10/15/2054	45,128 (a)(e)

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Insurance – cont'd
$75,000	HUB International Ltd., 7.25%, due 6/15/2030	$77,585 (a)
		199,633
Internet 3.3%
	Alphabet, Inc.
120,000	4.10%, due 11/15/2030	118,978
90,000	5.25%, due 5/15/2055	83,722
110,000	5.45%, due 11/15/2055	105,217
75,000	5.65%, due 2/15/2056	73,562
35,000	5.30%, due 5/15/2065	31,878
100,000	5.70%, due 11/15/2075	95,704
	Amazon.com, Inc.
100,000	4.25%, due 3/13/2031	99,021
55,000	4.55%, due 3/13/2033	54,331
85,000	4.88%, due 3/13/2036	83,753
85,000	5.80%, due 3/13/2056	83,661
65,000	5.95%, due 3/13/2066	64,112
250,000	Beignet Investor LLC, 6.58%, due 5/30/2049	258,185 (a)
	Meta Platforms, Inc.
80,000	4.60%, due 11/15/2032	79,038
70,000	5.25%, due 5/15/2036	69,804
190,000	5.50%, due 11/15/2045	176,532
170,000	5.63%, due 11/15/2055	156,096
90,000	6.30%, due 5/15/2056	90,139
105,000	5.75%, due 11/15/2065	95,541
		1,819,274
Leisure Time 0.4%
115,000	Carnival Corp., 6.13%, due 2/15/2033	116,686 (a)
40,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	40,107 (a)
80,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	79,948 (a)
		236,741
Machinery - Construction & Mining 0.6%
	GE Vernova, Inc.
50,000	4.25%, due 2/4/2031	49,558
40,000	4.88%, due 2/4/2036	39,567
155,000	5.50%, due 2/4/2056	148,693
50,000	Terex Corp., 6.25%, due 10/15/2032	50,818 (a)
25,000	Vertiv Holdings Co., 5.80%, due 3/15/2056	24,246
		312,882
Media 0.7%
180,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 6/1/2033	154,639 (a)
	Charter Communications Operating LLC/Charter Communications Operating Capital
80,000	5.85%, due 12/1/2035	78,056
90,000	3.50%, due 6/1/2041	62,431
25,000	4.80%, due 3/1/2050	18,379
45,000	6.70%, due 12/1/2055	42,401

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Media – cont'd
$50,000	Sirius XM Radio LLC, 4.13%, due 7/1/2030	$46,524 (a)
		402,430
Mining 0.3%
65,000	Kaiser Aluminum Corp., 4.50%, due 6/1/2031	62,353 (a)
80,000	Novelis Corp., 6.88%, due 1/30/2030	82,017 (a)
		144,370
Multi-National 1.2%
	African Development Bank
115,000	3.63%, due 3/3/2031	112,736
65,000	4.13%, due 1/22/2036	63,436
75,000	Asian Infrastructure Investment Bank, 3.88%, due 4/22/2031	74,462
90,000	Corp. Andina de Fomento, 4.63%, due 1/15/2036	88,318
55,000	Inter-American Development Bank, 4.13%, due 1/23/2036	53,742
240,000	Nordic Investment Bank, 3.75%, due 1/23/2031	236,941
		629,635
Office - Business Equipment 0.1%
50,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	49,504
Oil & Gas 0.4%
25,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 10/15/2032	25,654 (a)
70,000	EOG Resources, Inc., 5.65%, due 12/1/2054	67,996
140,000	Permian Resources Operating LLC, 7.00%, due 1/15/2032	145,631 (a)
		239,281
Oil & Gas Services 0.4%
	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
80,000	5.00%, due 6/15/2036	78,730
80,000	5.85%, due 6/15/2056	78,966
60,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	62,006 (a)
		219,702
Packaging & Containers 0.2%
130,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2030	131,451 (a)
Pharmaceuticals 1.7%
	AbbVie, Inc.
390,000	2.95%, due 11/21/2026	387,631
40,000	4.75%, due 3/15/2036	39,114
80,000	5.55%, due 3/15/2056	77,490
	CVS Health Corp.
120,000	3.00%, due 8/15/2026	119,547
25,000	5.13%, due 7/20/2045	22,091
60,000	5.05%, due 3/25/2048	51,765
65,000	6.20%, due 9/15/2055	64,688
	Merck & Co., Inc.
85,000	4.45%, due 12/4/2032	84,190
60,000	5.50%, due 3/15/2046	58,422
		904,938

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Pipelines 1.5%
	Enbridge, Inc.
$15,000	5.30%, due 4/5/2029	$15,318
100,000	5.63%, due 4/5/2034	103,198
	Energy Transfer LP
35,000	6.13%, due 12/15/2045	34,249
25,000	5.00%, due 5/15/2050	20,884
75,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	75,494 (a)
75,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	77,743 (a)
70,000	ONEOK, Inc., 6.25%, due 10/15/2055	68,788
170,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/2030	170,902 (a)
	Transcontinental Gas Pipe Line Co. LLC
25,000	5.10%, due 3/15/2036	24,806
45,000	5.75%, due 3/15/2056	43,766
140,000	Venture Global LNG, Inc., 8.38%, due 6/1/2031	145,969 (a)
45,000	Western Midstream Operating LP, 4.80%, due 3/1/2031	44,701
		825,818
Real Estate Investment Trusts 1.0%
	Blackstone Mortgage Trust, Inc.
45,000	3.75%, due 1/15/2027	44,334 (a)
40,000	7.75%, due 12/1/2029	42,430 (a)
60,000	Crown Castle, Inc., 1.05%, due 7/15/2026	59,611
70,000	Iron Mountain, Inc., 5.63%, due 7/15/2032	69,501 (a)
90,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	89,785 (a)
160,000	Prologis Targeted U.S. Logistics Fund LP, 4.75%, due 1/15/2036	153,356 (a)
65,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	61,418 (a)
45,000	Starwood Property Trust, Inc., 6.50%, due 7/1/2030	46,105 (a)
		566,540
Retail 0.3%
150,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	157,723 (a)
Semiconductors 3.1%
20,000	Applied Materials, Inc., 4.60%, due 1/15/2036	19,404
	Broadcom, Inc.
105,000	5.05%, due 7/12/2029	107,036
85,000	4.60%, due 7/15/2030	85,377
95,000	5.15%, due 11/15/2031	97,249
	Foundry JV Holdco LLC
200,000	5.50%, due 1/25/2031	205,177 (a)
110,000	6.25%, due 1/25/2035	116,150 (a)
200,000	6.10%, due 1/25/2036	209,955 (a)
200,000	6.20%, due 1/25/2037	210,634 (a)
	Intel Corp.
40,000	4.65%, due 6/1/2031	39,846
30,000	5.30%, due 5/15/2036	29,874
115,000	4.80%, due 10/1/2041	102,186
45,000	3.73%, due 12/8/2047	32,226

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Semiconductors – cont'd
$65,000	3.25%, due 11/15/2049	$41,943
75,000	4.75%, due 3/25/2050	61,625
25,000	4.90%, due 8/5/2052	20,845
210,000	5.60%, due 2/21/2054	195,140
45,000	6.13%, due 5/15/2056	44,666
95,000	Marvell Technology, Inc., 5.30%, due 4/15/2036	95,052
		1,714,385
Software 1.8%
115,000	Cloud Software Group, Inc., 8.25%, due 6/30/2032	109,254 (a)
	Oracle Corp.
15,000	5.35%, due 5/4/2033	14,586
80,000	5.20%, due 9/26/2035	74,542
90,000	5.38%, due 9/27/2054	69,277
75,000	6.00%, due 8/3/2055	62,879
340,000	5.95%, due 9/26/2055	284,794
210,000	6.70%, due 2/4/2056	193,537
30,000	6.85%, due 2/4/2066	27,564
153,000	Synopsys, Inc., 5.15%, due 4/1/2035	153,016
		989,449
Telecommunications 0.7%
	AT&T, Inc.
165,000	5.25%, due 10/30/2036	163,054
40,000	6.20%, due 10/30/2056	39,624
50,000	6.30%, due 10/30/2066	49,317
60,000	Rogers Communications, Inc., 7.13%, due 4/15/2055	61,897 (e)
62,344	Zayo Group Holdings, Inc., 5.75% Cash/0.50% PIK, due 3/9/2030	62,375 (a)(g)
		376,267
Transportation 0.1%
40,000	XPO, Inc., 7.13%, due 2/1/2032	41,713 (a)
Water 0.1%
40,000	Essential Utilities, Inc., 5.13%, due 3/15/2036	39,400
Total Corporate Bonds (Cost $21,518,806)		21,354,760
Foreign Government Securities 5.9%
250,000	Brazil Government International Bonds, 6.13%, due 3/15/2034	253,000
200,000	Chile Government International Bonds, 2.55%, due 7/27/2033	172,110
200,000	Costa Rica Government International Bonds, 6.55%, due 4/3/2034	214,800 (a)
205,000	Export-Import Bank of Korea, 3.75%, due 9/22/2030	201,444
200,000	Hungary Government International Bonds, 6.00%, due 9/26/2035	207,972 (a)
200,000	Mexico Government International Bonds, 6.88%, due 5/13/2037	210,890
250,000	Panama Government International Bonds, 2.25%, due 9/29/2032	211,250
	Province of British Columbia
115,000	3.90%, due 8/27/2030	113,832
95,000	4.80%, due 6/11/2035	96,093
125,000	Province of Manitoba, 4.90%, due 5/31/2034	127,392

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

Principal Amount		Value
Foreign Government Securities – cont'd
	Province of Ontario
$90,000	4.05%, due 4/16/2031	$89,571
60,000	4.45%, due 11/20/2035	59,139
	Province of Quebec
95,000	3.88%, due 1/14/2031	93,808
125,000	4.63%, due 8/28/2035	124,641
	Republic of Poland Government International Bonds
110,000	5.38%, due 2/12/2035	112,089
120,000	5.50%, due 4/4/2053	112,019
250,000	Republic of South Africa Government International Bonds, 5.65%, due 9/27/2047	201,666
200,000	Saudi Government International Bonds, 5.38%, due 1/13/2031	205,064 (a)
280,000	UAE International Government Bonds, 4.95%, due 7/7/2052	253,294 (a)
140,000	Uruguay Government International Bonds, 5.75%, due 10/28/2034	147,049

Total Foreign Government Securities (Cost $3,200,860)		3,207,123
Number of Shares
Short-Term Investments 0.3%
Investment Companies 0.3%
175,289	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.60%(h) (Cost $175,289)	175,289
Total Investments 99.6% (Cost $54,885,158)		54,662,861
Other Assets Less Liabilities 0.4%		230,850 (i)
Net Assets 100.0%		$54,893,711

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2026, these securities amounted to $18,868,263, which represents 34.4% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30,
2026.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2026 and changes periodically.
(d)	When-issued security. Total value of all such securities at April 30, 2026 amounted to $289,255, which represents 0.5% of net assets of the Fund.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	Payment-in-kind (PIK) security.
(h)	Represents 7-day effective yield as of April 30, 2026.
(i)	Includes the impact of the Fund’s open positions in derivatives at April 30, 2026.

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$47,659,355	86.8%
Canada	1,010,150	1.8%
United Kingdom	999,239	1.8%
Cayman Islands	849,246	1.5%
Supranational	629,635	1.1%
Jersey	500,138	0.9%
United Arab Emirates	253,294	0.5%
Brazil	253,000	0.4%
Poland	224,108	0.4%
Costa Rica	214,800	0.4%
Panama	211,250	0.4%
Mexico	210,890	0.4%
Hungary	207,972	0.4%
Switzerland	206,139	0.4%
Saudi Arabia	205,064	0.4%
South Africa	201,666	0.4%
Korea	201,444	0.4%
Chile	172,110	0.3%
Uruguay	147,049	0.3%
Austria	88,817	0.2%
Belgium	42,206	0.1%
Short-Term Investments and Other Assets—Net	406,139	0.7%
	$54,893,711	100.0%

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

Derivative Instruments
Futures contracts ("futures")
At April 30, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	17	U.S. Treasury Long Bond	$1,918,344	$(80,656)
6/2026	8	U.S. Treasury Note, 2 Year	1,657,000	(3,666)
6/2026	41	U.S. Treasury Note, 5 Year	4,421,273	(55,693)
6/2026	5	U.S. Treasury Ultra Bond	575,156	(27,024)
Total Long Positions			$8,571,773	$(167,039)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	9	U.S. Treasury Note, Ultra 10 Year	$(1,015,734)	$24,258
Total Short Positions			$(1,015,734)	$24,258
Total Futures				$(142,781)
At April 30, 2026, the Fund had $309,801 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended April 30, 2026, the average notional value for the months where the Fund had futures outstanding was $7,835,156 for long positions and $(1,236,799) for short positions.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$10,795,545	$—	$10,795,545
U.S. Government Agency Securities	—	77,857	—	77,857
Mortgage-Backed Securities#	—	13,619,720	—	13,619,720
Asset-Backed Securities#	—	5,432,567	—	5,432,567
Corporate Bonds#	—	21,354,760	—	21,354,760
Foreign Government Securities	—	3,207,123	—	3,207,123
Short-Term Investments	—	175,289	—	175,289
Total Investments	$—	$54,662,861	$—	$54,662,861

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of April 30, 2026:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$24,258	$—	$—	$24,258
Liabilities	(167,039)	—	—	(167,039)
Total	$(142,781)	$—	$—	$(142,781)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

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Statements of Assets and Liabilities (Unaudited)

Neuberger Berman ETF Trust

Emerging Markets Debt Hard Currency ETF
April 30, 2026
Assets
Investments in securities, at value* (Note A)— see Schedule of Investments:
Unaffiliated issuers(a)	$131,881,110
Cash	—
Foreign currency(b)	798,495
Cash collateral segregated for futures contracts (Note A)	795,732
Cash collateral segregated for centrally cleared swap contracts (Note A)	88,612
Dividends and interest receivable	2,099,036
Receivable for securities sold	582,536
Receivable from Management (Note B)	8,924
Receivable for accumulated variation margin on centrally cleared swap contracts(c) (Note A)	30,056
Receivable for forward foreign currency contracts (Note A)	61,354
Receivable for unfunded loan commitments (Note A)	—
Prepaid expenses and other assets	5,079
Total Assets	136,350,934
Liabilities
Interest payable for reverse repurchase agreements	1,603
Payable for reverse repurchase agreements (Note A)	388,653
Payable to investment manager (Note B)	54,591
Payable for securities purchased	1,720,622
Payable for accumulated variation margin on futures contracts (Note A)	276,240
Payable for forward foreign currency contracts (Note A)	266,115
Payable to administrator—net (Note B)	—
Payable to trustees	2,098
Payable for audit fees	27,836
Payable for custodian and accounting fees	30,123
Payable for legal fees	42,167
Other accrued expenses and payables	11,218
Total Liabilities	2,821,266
Commitments and Contingencies (Note A)
Net Assets	$133,529,668

Net Assets consist of:
Paid-in capital	$172,961,345
Total distributable earnings/(losses)	(39,431,677)
Net Assets	$133,529,668
Shares Outstanding ($.001 par value; unlimited shares authorized)	2,540,817
Net Asset Value, offering and redemption price per share	$52.55

*Cost of Investments:
(a) Unaffiliated issuers	$126,030,490
(b) Total cost of foreign currency	$791,013
(c) Unamortized upfront payments on centrally cleared swap contracts	$70,046

See Notes to Financial Statements

Energy Transition & Infrastructure ETF	Flexible Credit Income ETF	Short Duration Income ETF	Total Return Bond ETF
April 30, 2026	April 30, 2026	April 30, 2026	April 30, 2026

$44,844,790	$65,841,658	$1,019,218,930	$54,662,861
—	1,930	1,014,669	107,851
—	686,514	—	—
—	443,776	6,421,478	309,801
—	55,913	—	—
106,368	826,440	6,569,242	499,836
—	352,175	2,322,107	266,665
16,397	19,120	—	24,469
—	108,779	—	—
—	202	—	—
—	—	201	—
6,501	6,651	11,982	6,581
44,974,056	68,343,158	1,035,558,609	55,878,064

—	—	—	—
—	—	—	—
18,627	16,101	137,684	12,488
—	2,172,644	21,410,523	719,115
—	114,007	2,275,663	142,781
—	176,931	—	—
—	—	46,041	—
2,952	2,925	2,445	2,929
16,471	28,765	27,307	21,772
12,458	19,454	25,985	22,784
52,461	44,844	49,240	46,846
8,283	16,049	21,948	15,638
111,252	2,591,720	23,996,836	984,353

$44,862,804	$65,751,438	$1,011,561,773	$54,893,711

$36,677,672	$65,500,551	$1,035,015,952	$55,098,202
8,185,132	250,887	(23,454,179)	(204,491)
$44,862,804	$65,751,438	$1,011,561,773	$54,893,711
1,075,001	1,300,001	19,951,382	1,100,001
$41.73	$50.58	$50.70	$49.90

$35,394,930	$65,451,178	$1,022,431,732	$54,885,158
$—	$685,488	$—	$—
$—	$82,201	$—	$—

Statements of Operations (Unaudited)

Neuberger Berman ETF Trust

Emerging Markets Debt Hard Currency ETF
For the Six Months Ended April 30, 2026
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$—
Interest income—unaffiliated issuers	3,810,294
Other income	—
Foreign taxes withheld	1,540
Total income	$3,811,834
Expenses:
Investment management fees (Note B)	291,810
Administration fees (Note B)	52,526
Transfer agent fees	1,823
Audit fees	24,475
Custodian and accounting fees	36,189
Insurance	1,935
Legal fees	32,598
Registration and filing fees	385
Repayment to Management of expenses previously assumed by Management (Note B)	—
Shareholder reports	2,515
Stock exchange listing fees	4,587
Trustees' fees and expenses	29,356
Interest	466
Miscellaneous and other fees (Note A)	5,622
Total expenses	484,287

Expenses reimbursed by Management (Note B)	(140,176)
Fees waived (Note B)	—
Total net expenses	344,111
Net investment income/(loss)	$3,467,723

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	911,682
Settlement of forward foreign currency contracts	296,117
Settlement of foreign currency transactions	14,014
Expiration or closing of futures contracts	67,797
Expiration or closing of swap contracts	(26,611)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	897,214
Unfunded commitments	—
Forward foreign currency contracts	(412,498)
Foreign currency translations	10,557
Futures contracts	(240,098)
Swap contracts	(18,651)
Net gain/(loss) on investments	1,499,523
Net increase/(decrease) in net assets resulting from operations	$4,967,246

See Notes to Financial Statements

Energy Transition & Infrastructure ETF	Flexible Credit Income ETF	Short Duration Income ETF	Total Return Bond ETF
For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026

$384,950	$—	$—	$—
4,568	2,022,841	20,129,074	1,424,377
—	657	5,086	—
(8,940)	132	—	—
$380,578	$2,023,630	$20,134,160	$1,424,377

90,769	123,972	676,733	74,675
14,853	27,894	358,270	24,003
2,085	2,094	18,398	2,090
15,481	27,775	26,316	20,782
17,129	35,188	64,996	34,944
336	795	3,545	770
49,801	45,438	48,054	44,620
940	638	53,383	6,532
—	—	59,908	—
2,778	4,763	3,146	4,144
4,587	4,587	4,587	4,587
29,356	29,356	29,356	29,356
—	248	29	—
4,785	6,436	20,185	6,091
232,900	309,184	1,366,906	252,594

(125,262)	(155,994)	—	(153,189)
—	(30,993)	—	—
107,638	122,197	1,366,906	99,405
$272,940	$1,901,433	$18,767,254	$1,324,972

440,518	153,064	(24,566)	193,038
—	150,999	—	—
(45)	(771)	—	—
—	34,040	(1,183,812)	53,470
—	8,262	—	—

8,967,741	(622,497)	(3,888,037)	(968,375)
—	—	222	—
—	(233,500)	—	—
(414)	6,003	—	—
—	(128,310)	(1,875,559)	(185,558)
—	23,130	—	—
9,407,800	(609,580)	(6,971,752)	(907,425)
$9,680,740	$1,291,853	$11,795,502	$417,547

Statements of Changes in Net Assets

Neuberger Berman ETF Trust

	Emerging Markets Debt Hard Currency ETF(a)
	Six Months Ended	Fiscal Year Ended
	April 30, 2026 (Unaudited)	October 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$3,467,723	$7,758,233
Net realized gain/(loss) on investments	1,262,999	(1,584,329)
Change in net unrealized appreciation/(depreciation) of investments	236,524	9,100,850
Net increase/(decrease) in net assets resulting from operations	4,967,246	15,274,754
Distributions to Shareholders From (Note A):
Distributable earnings	(3,437,925)	(6,537,548)(b)
Tax return of capital	—	(1,306,035)(b)
Total distributions to shareholders	(3,437,925)	(7,843,583)
From Fund Share Transactions (Note D):
Proceeds from shares sold	24,923,083	15,901,843 (c)
Proceeds from reinvestment of dividends and distributions	—	6,180,375 (c)
Payments for shares redeemed	(1,305,370)	(69,126,693)(c)
Net increase/(decrease) from Fund share transactions	23,617,713	(47,044,475)
Net Increase/(Decrease) in Net Assets	25,147,034	(39,613,304)
Net Assets:
Beginning of period	108,382,634	147,995,938
End of period	$133,529,668	$108,382,634

(a)
After the close of business on August 8, 2025, Neuberger Berman Emerging Markets Debt Fund (the "Predecessor Fund") was
reorganized into Neuberger Emerging Markets Debt Hard Currency ETF. The amounts disclosed include those of the Predecessor Fund.
Refer to Note A in the Notes to Financial Statements for additional information on the reorganization.

(b)	Included in these amounts are the distributions to shareholders from Institutional Class shares, Class A shares and Class C shares of the Predecessor Fund:

For the Year Ended October 31, 2025
Distributable earnings:
Emerging Markets Debt Hard Currency ETF
Institutional Class	$(6,266,293)
Class A	(31,259)
Class C	(24,385)
Tax return of capital:
Emerging Markets Debt Hard Currency ETF
Institutional Class	$(979,670)
Class A	(4,810)
Class C	(3,651)

(c)
The dollar amounts disclosed are the total from fund share transaction of the Institutional Class shares, Class A shares and Class C shares of the Predecessor Fund. See Note D of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Statements of Changes in Net Assets (cont’d)

Neuberger Berman ETF Trust

	Energy Transition & Infrastructure ETF
	Six Months Ended	Fiscal Year Ended
	April 30, 2026	October 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$272,940	$338,216
Net realized gain/(loss) on investments	440,473	528,755
Change in net unrealized appreciation/(depreciation) of investments	8,967,327	109,407
Net increase/(decrease) in net assets resulting from operations	9,680,740	976,378
Distributions to Shareholders From (Note A):
Distributable earnings	(380,938)	(854,662)
From Fund Share Transactions (Note D):
Proceeds from shares sold	13,319,360	11,649,548
Payments for shares redeemed	—	(4,078,800)
Net increase/(decrease) from Fund share transactions	13,319,360	7,570,748
Net Increase/(Decrease) in Net Assets	22,619,162	7,692,464
Net Assets:
Beginning of period	22,243,642	14,551,178
End of period	$44,862,804	$22,243,642

See Notes to Financial Statements

Statements of Changes in Net Assets (cont’d)

Neuberger Berman ETF Trust

	Flexible Credit Income ETF		Short Duration Income ETF		Total Return Bond ETF
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Period from December 17, 2024 (Commencement of Operations) to
	April 30, 2026 (Unaudited)	October 31, 2025	April 30, 2026 (Unaudited)	October 31, 2025	April 30, 2026 (Unaudited)	October 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$1,901,433	$3,688,712	$18,767,254	$13,279,178	$1,324,972	$2,301,445
Net realized gain/(loss) on investments	345,594	334,831	(1,208,378)	93,050	246,508	143,389
Change in net unrealized appreciation/(depreciation) of investments	(955,174)	798,580	(5,763,374)	1,987,189	(1,153,933)	788,855
Net increase/(decrease) in net assets resulting from operations	1,291,853	4,822,123	11,795,502	15,359,417	417,547	3,233,689
Distributions to Shareholders From (Note A):
Distributable earnings	(2,422,372)	(4,310,322)	(19,198,865)	(14,772,769)	(1,593,964)	(2,265,262)
From Fund Share Transactions (Note D):
Proceeds from shares sold	10,282,037	5,136,366	464,333,149	402,879,314	3,778,887	52,586,124
Payments for shares redeemed	(1,270,075)	—	—	—	(1,263,310)	—
Net increase/(decrease) from Fund share transactions	9,011,962	5,136,366	464,333,149	402,879,314	2,515,577	52,586,124
Net Increase/(Decrease) in Net Assets	7,881,443	5,648,167	456,929,786	403,465,962	1,339,160	53,554,551
Net Assets:
Beginning of period	57,869,995	52,221,828	554,631,987	151,166,025	53,554,551	—
End of period	$65,751,438	$57,869,995	$1,011,561,773	$554,631,987	$54,893,711	$53,554,551

See Notes to Financial Statements

Notes to Financial Statements (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman ETF Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated December 8, 2021. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Emerging Markets Debt Hard Currency ETF ("Emerging Markets Debt Hard Currency ETF"), Neuberger Energy Transition & Infrastructure ETF ("Energy Transition & Infrastructure ETF"), Neuberger Flexible Credit Income ETF ("Flexible Credit Income ETF"), Neuberger Short Duration Income ETF ("Short Duration Income ETF"), and Neuberger Total Return Bond ETF ("Total Return Bond ETF") (each individually a "Fund," and collectively, the "Funds") are separate operating series of the Trust, each of which is diversified except for Energy Transition & Infrastructure ETF. Effective November 1, 2024, Energy Transition & Infrastructure ETF is non-diversified. Each Fund offers and issues shares of beneficial interest ("Shares"). Shares of a Fund represent an equal proportionate interest in the Fund. Each of Flexible Credit Income ETF and Total Return Bond ETF had no operations until June 24, 2024 and December 17, 2024, respectively, other than matters relating to the Fund's organization and its registration of shares under the 1933 Act. As further described in Note A-2, each of Emerging Markets Debt Hard Currency ETF and Short Duration Income ETF commenced operations as an ETF following its reorganization from a mutual fund. Prior to February 28, 2026, each Fund included "Neuberger Berman" in place of"Neuberger" in its name.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
2
Reorganizations: Pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees of the applicable trust, the following funds (each, a "Predecessor Fund" and collectively, the "Predecessor Funds") were each reorganized into a newly organized series of the Trust (each, a "New Fund" and collectively, the "New Funds") (each, a "Reorganization") as of the close of business on the dates noted below (each, a "Closing Date"). Shares of each New Fund were initially listed on the NYSE Arca, Inc. (the "Exchange") on the dates noted below.

Predecessor Fund	New Fund	Closing Date	Initial Listing Date on the Exchange
Neuberger Berman Short Duration Bond Fund	Short Duration Income ETF	June 21, 2024	June 24, 2024
Neuberger Berman Emerging Markets Debt Fund	Emerging Markets Debt Hard Currency ETF	August 8, 2025	August 11, 2025
Each New Fund was organized solely in connection with its respective Reorganization for the purpose of acquiring the assets and liabilities of its respective Predecessor Fund and continuing the operations of the Predecessor Fund as an ETF. Each New Fund had no investment operations or performance history prior to the Closing Date. Each New Fund is the surviving legal entity, but has adopted the performance, cost basis of securities received and financial history of its respective Predecessor Fund, which is included in these financial statements. Each Reorganization was structured to be a tax-free reorganization under the U.S. Internal Revenue Code. In connection with each Reorganization, shareholders of a Predecessor Fund received shares of the New Fund equal in value to the number of shares of the Predecessor Fund they owned on the Closing Date, including a cash payment in lieu of any fraction of a share of the New Fund, which cash payment may have been taxable. Each New Fund has the same investment adviser, and for Emerging Markets Debt Hard Currency ETF, the same sub-adviser, investment objective and fundamental investment policies as its Predecessor Fund. Short Duration Income ETF has a substantially similar principal investment strategy as its Predecessor Fund. Emerging Markets Debt Hard Currency ETF invests in emerging markets debt securities as the Predecessor Fund did, but the ETF has a different principal investment strategy than the Predecessor Fund as it invests primarily in emerging markets debt securities denominated in hard currencies. Effective as of the close of business on its Closing Date, each Predecessor Fund ceased operations in connection with the consummation of its Reorganization. In addition, after the close of business on June 14, 2024 (for Neuberger Berman Short Duration Bond Fund) and July 25, 2025 (for Neuberger Berman Emerging Markets Debt Fund), the respective Predecessor Funds conducted a reverse stock split pursuant to a stock split ratio of 1:0.1417 (old to new for Neuberger Berman Short Duration Bond Fund) and 1:0.1421 (old to new for Neuberger Berman Emerging Markets Debt Fund).
3
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, master limited partnerships and limited partnerships, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
The value of reverse repurchase agreements is determined by Management primarily by obtaining valuations from independent pricing services, which are evaluated at par (Level 2 inputs) in line with market conventions.
The value of credit linked notes is determined by obtaining a valuation from a calculation agent and is primarily based on the underlying reference security (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
4
Foreign currency translations: The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.

5
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations.

6
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to qualify, or continue to qualify for, treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.
For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at April 30, 2026 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Debt Hard Currency ETF	$126,819,010	$6,894,419	$2,464,867	$4,429,552
Energy Transition & Infrastructure ETF	35,268,546	9,618,311	42,481	9,575,830
Flexible Credit Income ETF	65,501,278	1,101,292	1,011,388	89,904
Short Duration Income ETF	1,022,965,168	2,552,182	8,173,979	(5,621,797)
Total Return Bond ETF	54,902,446	274,618	699,761	(425,143)
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended October 31, 2025, the Funds recorded permanent reclassifications related to one or more of the following: non-deductible excise taxes, prior year true up adjustments, prior year partnership adjustments, gains (losses) & tax adjustments on securities redeemed in kind and taxable overdistribution. For the year ended October 31, 2025, the Funds recorded the following permanent reclassifications:

	Paid-in Capital	Total Distributable Earnings/(Losses)
Emerging Markets Debt Hard Currency ETF	$3,110	$(3,110)
Energy Transition & Infrastructure ETF	59,051	(59,051)
Flexible Credit Income ETF	—	—
Short Duration Income ETF	—	—
Total Return Bond ETF	(3,499)	3,499
The tax character of distributions paid during the years ended October 31, 2025, and October 31, 2024, was as follows:

	Distributions Paid From:
	Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Emerging Markets Debt Hard Currency ETF(a)(b)	$6,537,548	$8,113,602	$—	$—	$1,306,035	$1,373,455	$7,843,583	$9,487,057
Energy Transition & Infrastructure ETF	854,662	328,735 (c)(d)(e)	—	— (c)(d)(e)	—	— (c)(d)(e)	854,662	328,735 (c)(d)(e)
Flexible Credit Income ETF	4,252,409	939,311 (f)	57,913	— (f)	—	— (f)	4,310,322	939,311 (f)
Short Duration Income ETF	14,772,769	8,270,051 (b)(g)	—	— (b)(g)	—	— (b)(g)	14,772,769	8,270,051 (b)(g)
Total Return Bond ETF	2,265,262 (h)	—	— (h)	—	— (h)	—	2,265,262 (h)	—

(a)	After the close of business on August 8, 2025, the Predecessor Fund was reorganized into Emerging Markets Debt Hard Currency ETF.
(b)	Amounts disclosed are inclusive of the Predecessor Fund.
(c)	On June 27, 2024, the Board approved a change in fiscal year end from August 31 to October 31. This change was effective beginning with the current fiscal period, September 1, 2024.
(d)	There were no distributions during September 1, 2024 to October 31, 2024.
(e)	Year ended August 31.
(f)	Period from June 24, 2024 (Commencement of Operations) to October 31, 2024.
(g)	After the close of business on June 21, 2024, the Predecessor Fund was reorganized into Short Duration Income ETF.
(h)	Period from December 17, 2024 (Commencement of Operations) to October 31, 2025.

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Emerging Markets Debt Hard Currency ETF(a)	$—	$—	$4,125,275	$(45,076,188)	$(10,085)	$(40,960,998)
Energy Transition & Infrastructure ETF	—	—	610,368	(1,725,038)	—	(1,114,670)
Flexible Credit Income ETF	99,153	343,101	958,705	—	(19,553)	1,381,406
Short Duration Income ETF	198,258	—	141,778	(16,390,852)	—	(16,050,816)
Total Return Bond ETF(b)	268,711	—	728,790	(4,417)	(21,158)	971,926

(a)	Amounts disclosed are inclusive of the Predecessor Fund.
(b)	Period from December 17, 2024 (Commencement of Operations) to October 31, 2025.
The temporary differences between book basis and tax basis distributable earnings are primarily related to one or more of the following: losses disallowed and/or recognized on wash sales and straddles, amortization of organizational expenses, amortization of bond premium, defaulted bond adjustments, mark-to-market adjustments on swaps, futures, forward FX contracts and options, tax adjustments related to partnerships, swap contracts and other investments.
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2025, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

	Capital Loss Carryforwards
	Long-Term	Short-Term
Emerging Markets Debt Hard Currency ETF	$27,062,689	$18,013,499
Energy Transition & Infrastructure ETF	794,689	930,349
Short Duration Income ETF	11,575,083	4,815,769
During the year ended October 31, 2025, Energy Transition & Infrastructure ETF utilized capital loss carryforwards of $80,379.
7
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. At April 30, 2026, there were no outstanding balances of accrued capital gains taxes for the Funds.
As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), certain of the Funds that invest in foreign securities may file tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). ECJ tax reclaims are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. When any such ECJ tax reclaims are not "more likely than not" to be sustained after examination by tax authorities, then no amounts are included in the Statements of Assets and Liabilities. Income recognized for ECJ tax reclaims, if any, would be included in "Other Income" in the

Statements of Operations and the cost to file these additional ECJ tax reclaims, if any, would be included in "Miscellaneous and other fees" in the Statements of Operations.
8
Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Except for Energy Transition & Infrastructure ETF, as noted below, distributions from net investment income are declared and paid monthly and distributions from net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date.

For Energy Transition & Infrastructure ETF, distributions from net investment income, including any short-term capital gains, are declared and paid quarterly and distributions from net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date.
9
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices.
10
Investment company securities and other exchange-traded funds: The Funds may invest in shares of other registered investment companies, including other exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission ("SEC"), particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if a Fund complies with the conditions of the Rule. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

11
When-issued/delayed delivery securities: The Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to a Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on a Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
12
Reverse repurchase agreements: In a reverse repurchase agreement, a Fund sells portfolio securities to another party and agrees to repurchase the securities at an agreed-upon price and date, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Reverse repurchase agreements involve the risk that the other party will fail to return the securities in a timely manner, or at all, which may result in losses to a Fund. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund is less than the value of the securities. Reverse repurchase agreements also involve the risk that the market value of the securities sold will decline below the price at which a Fund is obligated to repurchase them. Reverse repurchase agreements may be viewed as a form of borrowing by a Fund. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security.

13
Derivative instruments: Certain Funds' use of derivatives during the six months ended April 30, 2026, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at April 30, 2026. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the six months ended April 30, 2026, Emerging Markets Debt Hard Currency ETF used futures for economic hedging purposes, including as a maturity or duration management device. During the six months ended April 30, 2026, Flexible Credit Income ETF used futures to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets, currencies or securities, to adjust the duration of the Fund’s portfolio and to enhance total return. During the six months ended April 30, 2026, Short Duration Income ETF used futures for economic hedging purposes, including as a maturity or duration management device. During the six months ended April 30, 2026, Total Return Bond ETF used futures to manage or adjust the risk profile and investment exposure of the Fund, including to adjust the duration and yield curve exposure of the Fund’s portfolio.
Futures contracts may include certain options on exchange-traded futures contracts. At the time a Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by a Fund as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, a Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, the futures transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, a Fund’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund’s taxable income.
Forward foreign currency contracts: During the six months ended April 30, 2026, Emerging Markets Debt Hard Currency ETF used forward FX contracts to systematically hedge non-USD exposure back to the Fund’s base currency, USD. During the six months ended April 30, 2026, Flexible Credit Income ETF used forward FX contracts to manage or adjust the risk profile for foreign currency exposures in the Fund, to obtain or reduce economic exposure, to establish net short or long positions for markets or securities and to enhance total return.
A forward FX contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward FX contract fluctuates with changes in forward currency exchange rates. Forward FX contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. At the consummation of a forward FX contract to purchase or sell currency, the Fund may either exchange the currencies specified at the maturity of the forward FX contract or enter into a closing transaction involving the purchase or sale of an offsetting forward FX contract. Closing transactions with respect to forward FX contracts are usually performed with the counterparty to the original forward FX contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain/(loss) on settlement of forward foreign currency contracts" in the Statements of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risks associated with fluctuations in foreign currency and the risk the counterparty will fail to fulfill its obligation.
Credit default swap contracts: During the six months ended April 30, 2026, Emerging Markets Debt Hard Currency ETF used credit default swaps to manage or adjust credit risk of the Fund, to take advantage of the portfolio managers’ views on credit risk and market pricing of credit events and in an effort to leverage or reduce risk exposures by selling or buying protection. During the six months ended April 30, 2026, Flexible Credit Income ETF used credit default swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. When a Fund is the buyer of a credit default swap contract, it is entitled to receive the notional amount of the swap from the counterparty if a credit event occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make (or the risk of loss) would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may add economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The net periodic payments paid or received on the swap contract are accrued daily as a component of unrealized appreciation/(depreciation) and are recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation/(depreciation) in an amount equal to the daily valuation of swaps. For over-the-counter ("OTC") credit default swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. For financial reporting purposes, unamortized upfront payments/(receipts), if any, are netted with unrealized appreciation or (depreciation) and net interest receivable or payable on swap contracts to determine the fair value of swaps.
Centrally cleared swap contracts: Certain clearinghouses currently offer clearing for limited types of derivative transactions. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty that is then cleared through a central clearinghouse. Upon acceptance of a swap by a central clearinghouse, the original swap is extinguished and replaced with a swap with the clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. A Fund typically will be required to post specified levels of both initial and variation margin with the clearinghouse or at the instruction of the clearinghouse. The daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation and net interest receivable or payable on swap contracts to determine the fair value of swaps.
At April 30, 2026, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Emerging Markets Debt Hard Currency ETF
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	$96,767	Receivable/Payable for accumulated variation margin on futures contracts	$(373,007)
Forward FX contracts
Currency risk	Receivable for forward foreign currency contracts	61,354	Payable for forward foreign currency contracts	(266,115)

	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Centrally cleared swaps
Credit risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	$30,056	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	$—
Flexible Credit Income ETF
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	122,384	Receivable/Payable for accumulated variation margin on futures contracts	(236,391)
Forward FX contracts
Currency risk	Receivable for forward foreign currency contracts	202	Payable for forward foreign currency contracts	(176,931)
Centrally cleared swaps
Credit risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	108,779	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	—
Short Duration Income ETF
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	2,853,851	Receivable/Payable for accumulated variation margin on futures contracts	(5,129,514)
Total Return Bond ETF
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	24,258	Receivable/Payable for accumulated variation margin on futures contracts	(167,039)

(a)	"Centrally cleared swaps" reflect the cumulative unrealized appreciation/(depreciation) of the centrally cleared swap contracts plus accrued interest as of April 30, 2026.
The impact of the use of these derivative instruments on the Statements of Operations during the six months ended April 30, 2026, was as follows:

Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Emerging Markets Debt Hard Currency ETF
Futures
Interest rate risk	$67,797	$(240,098)
Forward FX contracts
Currency risk	296,117	(412,498)
Swaps
Credit risk	(26,611)	(18,651)

Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Flexible Credit Income ETF
Futures
Interest rate risk	$34,040	$(128,310)
Forward FX contracts
Currency risk	150,999	(233,500)
Swaps
Credit risk	8,262	23,130
Short Duration Income ETF
Futures
Interest rate risk	(1,183,812)	(1,875,559)
Total Return Bond ETF
Futures
Interest rate risk	53,470	(185,558)

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Forward FX contracts	Settlement of forward foreign currency contracts
Swaps	Expiration or closing of swap contracts

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts
Forward FX contracts	Forward foreign currency contracts
Swaps	Swap contracts
While the Funds may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that Energy Transition & Infrastructure ETF did not hold any derivative instruments during the six months ended April 30, 2026 that require additional disclosures pursuant to ASC 815.
14
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statements of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included on the Statements of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.
As of April 30, 2026, the Funds did not participate in securities lending.
15
Offsetting assets and liabilities: The Funds are required to disclose both gross and net information for assets and liabilities related to OTC derivatives, reverse repurchase agreement and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. Emerging Markets Debt Hard Currency ETF and Flexible Credit Income ETF held one or more of these investments at April 30, 2026. The Funds' OTC derivative assets and liabilities at fair value by type and securities lending assets are reported gross in the Statements of Assets and Liabilities. The following tables present derivative and securities lending assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by a Fund for assets and pledged by a Fund for liabilities as of April 30, 2026.

Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Emerging Markets Debt Hard Currency ETF
Forward FX contracts	$61,354	$(266,115)
Reverse Repurchase Agreements	—	(390,256)
Total	$61,354	$(656,371)
Flexible Credit Income ETF
Forward FX contracts	$202	$(176,931)
Total	$202	$(176,931)

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
Emerging Markets Debt Hard Currency ETF
BCB	$1,607	$—	$—	$1,607	$—	$—	$—	$—
CITI	59,747	(59,747)	—	—	(266,115)	59,747	—	(206,368)
MS	—	—	—	—	(390,256)	—	390,256	—
Total	$61,354	$(59,747)	$—	$1,607	$(656,371)	$59,747	$390,256	$(206,368)
Flexible Credit Income ETF
GSI	$—	$—	$—	$—	$(396)	$—	$—	$(396)
JPM	—	—	—	—	(8,194)	—	—	(8,194)
RBC	—	—	—	—	(10,936)	—	—	(10,936)
SCB	202	(27)	—	175	(27)	27	—	—

Gross Amounts Not Offset in the Statements of Assets and Liabilities: (cont’d)
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
SSB	$—	$—	$—	$—	$(901)	$—	$—	$(901)
UBS	—	—	—	—	(15,621)	—	—	(15,621)
WBC	—	—	—	—	(140,856)	—	—	(140,856)
Total	$202	$(27)	$—	$175	$(176,931)	$27	$—	$(176,904)

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A net amount greater than zero represents amounts subject to loss as of April 30, 2026, in the event of a counterparty failure. A net amount less than zero represents amounts under-collateralized to each counterparty as of April 30, 2026.

16
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.

17
Segment reporting: Each Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. NBIA acts as the Funds' CODM through its portfolio managers and management and operating committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment because the CODM monitors the operating results of each Fund as a whole and evaluates performance in accordance with each Fund's principal investment strategies as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. Each Fund's total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for each Fund's single segment are consistent with that presented within each Fund's financial statements.

18
Unfunded loan commitments: The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of April 30, 2026, the value of unfunded loan commitments was $55,001 for Short Duration Income ETF, pursuant to the following loan agreements:

Short Duration Income ETF
Borrower	Principal Amount	Value
Pye-Barker Fire & Safety LLC, Term Loan DD, (3 mo. USD Term SOFR + 2.5%), 6.17%, due 7/29/2025(a)	$54,800	$55,001

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of April 30, 2026.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
Each Fund retains NBIA as investment manager under a Management Agreement. Under the Management Agreement, Management is responsible for choosing a Fund’s investments and handling its day-to-day business and certain Fund services.
For such investment management services, the Funds pay NBIA monthly an investment management fee as a percentage of average daily net assets according to the following table:

	First $2 billion	Thereafter
Emerging Markets Debt Hard Currency ETF (a)	0.50%	0.50%
Energy Transition & Infrastructure ETF	0.55%	0.55%
Flexible Credit Income ETF (b)	0.40%	0.40%
Short Duration Income ETF	0.17%	0.15%
Total Return Bond ETF	0.28%	0.28%

(a)	The Predecessor Fund paid a management fee of 0.55% of average daily net assets.
(b)
NBIA contractually agreed to waive its management fee by 0.10% of Flexible Credit Income ETF's average daily net assets. This undertaking lasts until October 31, 2026 for Flexible Credit Income ETF and may not be
terminated during its term without the consent of the Board. Management fees contractually waived are not subject to recovery by NBIA.

Management fees waived for the six months ended April 30, 2026 were as follows:

Fund	Percentage of Average Daily Net Assets Waived and/or Reimbursed	Effective Date(s)	Management Fees Waived for the Six Months Ended April 30, 2026
Flexible Credit Income ETF	0.10%	6/24/2024	$30,993

Accordingly, for the six months ended April 30, 2026, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of the Fund's average daily net assets, as follows:

Effective Rate
Flexible Credit Income ETF	0.30%
Short Duration Income ETF	0.17%
Investment management fee waivers are included in the Statements of Operations under the caption "Fees waived."
Energy Transition & Infrastructure ETF:
Through October 31, 2024, NBIA had contractually agreed to pay all operating expenses of the Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) brokerage expenses, including commissions, and other transaction costs; (iii) acquired fund fees and expenses; (iv) dividend and interest expenses relating to short sales; (v) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (vi) the compensation payable to NBIA under this Agreement; (vii) securities lending expenses; (viii) litigation expenses and tax reclaim expenses; (ix) indemnification expenses; and (x) any expenses determined to be extraordinary expenses by the Board. With the Fund's consent, Management may subcontract to third parties some of its responsibilities to the Fund under the Management Agreement and may compensate each such third party that provides such services. Certain expenses that are outside of the investment management fee, as described above, may be applicable to multiple funds within the complex of related investment companies and such allocations are handled as follows: Expenses directly attributable to a Fund are charged to that Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company (e.g., a Fund) are allocated among that Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.
Starting in November 1, 2024, NBIA contractually agreed to waive fees and/or reimburse certain expenses of the Fund so that the total annual operating expenses do not exceed 0.55% until 4/8/2025, and 0.65% from 4/9/2025 to 10/31/2029. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations.
Emerging Markets Debt Hard Currency ETF, Flexible Credit Income ETF, Short Duration Income ETF and Total Return Bond ETF:
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of each Fund so that the total annual operating expenses do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. Prior to each Reorganization, each Predecessor Fund incurred fees and engaged in transactions with affiliates. Expenses, other than management fees, which include balances of the Predecessor Fund and its respective Fund, as shown in the respective Fund's Statement of Operations were expenses incurred by that Predecessor Fund.

At April 30, 2026, the Funds' contingent liabilities to NBIA under the agreements were as follows:

			Expenses Reimbursed in Year Ended October 31,
			2023	2024	2025	2026
			Subject to Repayment until October 31,
Fund	Contractual Expense Limitation(a)	Expiration	2026	2027	2028	2029
Emerging Markets Debt Hard Currency ETF	0.59%(b)	10/31/29	$—	$—	$380,835	$140,176
Energy Transition & Infrastructure ETF	0.65%(c)	10/31/29	—	—	275,694 (d)	125,262
Flexible Credit Income ETF	0.39%(e)	10/31/27	—	263,468 (f)	310,381	155,994
Short Duration Income ETF	0.34%(g)	10/31/29	275,392	375,246	169,076	—
Total Return Bond ETF	0.37%	10/31/29	—	—	347,467 (h)	153,189

(a)	Expense limitation per annum of the Fund's average daily net assets.
(b)	Expenses reimbursed prior to the close of business on August 8, 2025, are of the Predecessor Fund which had a contractual expense limitation of 0.78% for its Institutional Class.
(c)	0.55% of average daily net assets from 11/1/2024 to 4/8/2025.
(d)	This amount does not include the reimbursement for the period from 11/1/2024 to 4/8/2025, which amounted to $128,286.
(e)	0.49% of average daily net assets from 11/1/2027 to 10/31/2029.
(f)	Period from June 24, 2024 (Commencement of Operations) to October 31, 2024.
(g)	Expenses reimbursed prior to the close of business on June 21, 2024, are of the Predecessor Fund which had a contractual expense limitation of 0.34% for its Institutional Class.
(h)	Period from December 17, 2024 (Commencement of Operations) to October 31, 2025.
Emerging Markets Debt Hard Currency ETF, Energy Transition & Infrastructure ETF (effective April 9, 2025), Flexible Credit Income ETF, Short Duration Income ETF and Total Return Bond ETF have agreed that they will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the respective Fund's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the respective Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended April 30, 2026, the following Fund repaid NBIA under its respective contractual expense limitation agreement as follows:

Expenses Repaid to NBIA
Short Duration Income ETF	$59,908
Neuberger Berman Europe Limited ("NBEL"), as the sub-adviser to Emerging Markets Debt Hard Currency ETF, is retained by NBIA to choose the Fund’s investments and handle its day-to-day business for the portion of the Fund’s assets allocated to it by NBIA, and receives a monthly fee paid by NBIA. As investment manager, NBIA is responsible for overseeing the investment activities of NBEL. Several individuals who are Officers and/or Trustees of the Trust are also employees of NBEL and/or NBIA.
NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

Emerging Markets Debt Hard Currency ETF, Energy Transition & Infrastructure ETF (effective November 1, 2024), Flexible Credit Income ETF, Short Duration Income ETF and Total Return Bond ETF retain NBIA as its administrator under an Administration Agreement. The administration fee was assessed at the class level prior to August 11, 2025 for Emerging Markets Debt Hard Currency ETF and each share class of the Predecessor Fund, as applicable, paid NBIA monthly an annual administration fee equal to the following: 0.27% for each of Class A and Class C; and 0.15% for Institutional Class; each as a percentage of its average daily net assets. The administration fee was assessed at the class level prior to June 24, 2024 for Short Duration Income ETF and each share class of the Predecessor Fund, as applicable, paid NBIA monthly an annual administration fee equal to the following: 0.27% for each of Investor Class, Class A and Class C; 0.50% for Trust Class; 0.15% for Institutional Class; and 0.05% for Class R6, each as a percentage of its average daily net assets. Effective August 11, 2025 and June 24, 2024 for Emerging Markets Debt Hard Currency ETF and Short Duration Income ETF, respectively, after each Reorganization, it pays NBIA monthly a fee at the annual rate of 0.09% of the Fund's average daily net assets. Energy Transition & Infrastructure ETF (effective November 1, 2024), Flexible Credit Income ETF and Total Return Bond ETF each pays NBIA monthly a fee at the annual rate of 0.09% of the Fund's average daily net assets.
Neuberger Berman BD LLC (the "Distributor") serves as the distributor in connection with the continuous offering of each Fund’s shares. Each Fund (except Short Duration Income ETF) also has a distribution agreement that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). Under their distribution plans (each a Plan, collectively, the "Plans") if a Service Provider provides distribution services, a Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plans. 12b-1 fees may only be imposed after approval by the Board.
The Predecessor Fund of Emerging Markets Debt Hard Currency ETF paid the Distributor fees at the annual rate of 0.25% of Class A's average daily net assets and 1.00% of Class C's average daily net assets. Effective March 27, 2025, Rule 12b-1 fees on all applicable share classes of the Predecessor Fund of Emerging Markets Debt Hard Currency ETF were waived. During the year ended October 31, 2025, fees waived amounted to $1,910.
Note C—Securities Transactions:
During the six months ended April 30, 2026, there were purchase and sale transactions of long-term securities (excluding swaps, forward FX contracts and futures, if any) and in-kind capital share transactions as follows:

	Transactions of Long-Term Securities Excluding U.S. Government and Agency Obligations		Transactions of U.S. Government and Agency Obligations
	Purchases	Sales	Purchases	Sales
Emerging Markets Debt Hard Currency ETF	$38,169,036	$17,123,476	$—	$—
Energy Transition & Infrastructure ETF	4,115,283	3,982,558	—	—
Flexible Credit Income ETF	33,226,451	22,747,969	—	136,703
Short Duration Income ETF	495,418,207	212,505,444	213,416,320	44,943,039
Total Return Bond ETF	16,929,468	23,311,549	21,006,697	11,657,299

In-kind Capital Share Transactions
	Purchases	Sales
Emerging Markets Debt Hard Currency ETF	$—	$—
Energy Transition & Infrastructure ETF	13,138,924	—
Flexible Credit Income ETF	—	—
Short Duration Income ETF	—	—
Total Return Bond ETF	—	—

During the six months ended April 30, 2026, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
The Funds issue or redeem capital shares in aggregation of a specified number of shares (each, a "Creation Unit") to certain institutional investors (typically market makers or other broker-dealers) on a continuous basis through the Distributor. Currently, the number of shares that constitutes a Creation Unit is 25,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities, cash or a combination thereof, consistent with a Fund's investment objective, policies and disclosure.
Share activity for the six months ended April 30, 2026, was as follows:
Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Emerging Markets Debt Hard Currency ETF	475,000	—	(25,000)	450,000
Energy Transition & Infrastructure ETF	375,000	—	—	375,000
Flexible Credit Income ETF	200,000	—	(25,000)	175,000
Short Duration Income ETF	9,075,000	—	—	9,075,000
Total Return Bond ETF	75,000	—	(25,000)	50,000

Share activity for the year ended October 31, 2025, was as follows:

Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Emerging Markets Debt Hard Currency ETF(a)(b)(c)	303,577	126,876	(1,375,100)	(944,647)
Energy Transition & Infrastructure ETF	350,000	—	(125,000)	225,000
Flexible Credit Income ETF	100,000	—	—	100,000
Short Duration Income ETF	7,900,000	—	—	7,900,000
Total Return Bond ETF(d)	1,050,001	—	—	1,050,001

(a)	After the close of business on August 8, 2025, the Predecessor Fund was reorganized into Emerging Markets Debt Hard Currency ETF.
(b)
After the close of business on July 25, 2025, the Predecessor Fund's Institutional Class underwent a reverse stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See
Note A of the Notes to Financial Statements.

(c)
The share activities disclosed include those of the Predecessor Fund's Institutional Class, Class A and Class C
shares sold of 253,576, 144,021, and 4,350, shares issued on reinvestment of dividends and distributions of
126,876, 3,687 and 3,288, and shares redeemed of (1,375,100), (257,904) and (121,617), respectively.

(d)	Period from December 17, 2024 (Commencement of Operations) to October 31, 2025.
The dollar amounts disclosed in the Statements of Changes and referenced in footnote (c) following the Statements of Changes are the totals from fund share transactions of the Investor Class shares, Trust Class shares, Institutional Class shares, Class A shares and Class C shares of the Predecessor Fund:

	For the Year Ended October 31, 2025
	Proceeds from Shares Sold	Proceeds from Reinvestment of Dividends and Distributions	Payments for Shares Redeemed	Total
Emerging Markets Debt Hard Currency ETF
Institutional Class	$14,888,115	$6,132,650	$(66,502,546)	$(45,481,781)
Class A	983,728	25,249	(1,779,610)	(770,633)
Class C	30,000	22,476	(844,537)	(792,061)
A standard creation or redemption transaction fee is imposed to offset transfer and other costs associated with the issuance and redemption of Creation Units and is charged to the Authorized Participant and paid directly to State Street Bank and Trust Company, which serves as the transfer agent. The Authorized Participant may also be required to pay a variable transaction fee to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses with respect to transactions in Creation Units for cash, which are treated as increases in capital. The Manager may adjust and/or waive all or some of the transaction fees from time to time. These variable fees, if any, are reflected in "Proceeds from shares sold" in the Statements of Changes in Net Assets.

Note E—Line of Credit:
At April 30, 2026, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.00% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund. Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for any Fund under the Credit Facility at April 30, 2026. During the six months ended April 30, 2026, none of the Funds utilized the Credit Facility.
Note F—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

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Financial Highlights

The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or Losses on Securities (both realized and unrealized)	Total Income (Loss) From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Emerging Markets Debt Hard Currency ETF

4/30/2026 (Unaudited)	$51.84	$1.54	$0.67	$2.21	$(1.50)	$—	$—
10/31/2025[g,h]	$48.28	$3.14	$3.56	$6.70	$(2.62)	$—	$(0.52)
10/31/2024[g,h]	$45.11	$3.17	$3.03	$6.20	$(2.61)	$—	$(0.42)
10/31/2023[g,h]	$42.93	$2.74	$2.18	$4.92	$(2.11)	$—	$(0.63)
10/31/2022[g,h]	$57.35	$2.46	$(14.49)	$(12.03)	$(1.41)	$—	$(0.98)
10/31/2021[g,h]	$57.71	$2.46	$(0.43)	$2.03	$(2.39)	$—	$—

Energy Transition & Infrastructure ETF

4/30/2026 (Unaudited)	$31.78	$0.30	$10.05	$10.35	$(0.40)	$—	$—
10/31/2025	$30.63	$0.59	$2.09	$2.68	$(1.53)	$—	$—
Period from 9/1/2024 to 10/31/2024[j]	$29.43	$0.01	$1.19	$1.20	$—	$—	$—
8/31/2024	$24.16	$0.39	$5.19	$5.58	$(0.31)	$—	$—
8/31/2023	$24.20	$0.41	$(0.25)	$0.16	$(0.20)	$—	$—
Period from 4/6/2022[k] to 8/31/2022	$25.15	$0.14	$(1.09)	$(0.95)	$—	$—	$—

Flexible Credit Income ETF

4/30/2026 (Unaudited)	$51.44	$1.55	$(0.43)	$1.12	$(1.64)	$(0.34)	$—
10/31/2025	$50.95	$3.51	$1.08	$4.59	$(4.04)	$(0.06)	$—
Period from 6/24/2024[k] to 10/31/2024	$50.00	$1.21	$0.66	$1.87	$(0.92)	$—	$—

Short Duration Income ETF

4/30/2026 (Unaudited)	$50.99	$1.19	$(0.30)	$0.89	$(1.18)	$—	$—
10/31/2025	$50.79	$2.54	$0.54	$3.08	$(2.88)	$—	$—
10/31/2024[n,o]	$49.12	$2.70	$1.57	$4.27	$(2.60)	$—	$—
10/31/2023[n,o]	$49.19	$2.33	$0.07	$2.40	$(2.47)	$—	$—
10/31/2022[n,o]	$54.55	$1.48	$(5.08)	$(3.60)	$(1.69)	$—	$(0.07)
10/31/2021[n,o]	$54.48	$1.41	$0.35	$1.76	$(1.69)	$—	$—

Total Return Bond ETF

4/30/2026 (Unaudited)	$51.00	$1.25	$(0.85)	$0.40	$(1.31)	$(0.19)	$—
Period from 12/17/2024[k] to 10/31/2025	$50.00	$2.27	$0.96	$3.23	$(2.23)	$—	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(1.50)	$52.55	4.33%[e]	$133.5	0.83%[f]	0.59%[f]	5.94%[f]	15%[e]
$(3.14)	$51.84	14.47%	$108.4	1.07%	0.75%	6.43%	111%
$(3.03)	$48.28	13.92%	$146.5	1.01%	0.78%	6.56%	60%
$(2.74)	$45.11	11.36%	$142.3	1.05%	0.79%	5.94%	66%
$(2.39)	$42.93	(21.48)%	$103.8	1.02%	0.81%	4.91%	55%
$(2.39)	$57.35	3.49%	$222.8	0.96%	0.79%	4.08%	59%

$(0.40)	$41.73	32.74%[e]	$44.9	1.41%[f]	0.65%[f]	1.65%[f]	12%[e,i]
$(1.53)	$31.78	8.83%	$22.2	2.10%	0.62%	1.82%	15%[i]
$—	$30.63	4.10%[e]	$14.6	0.65%[f]	0.55%[f]	0.23%[f]	2%[e,i]
$(0.31)	$29.43	23.31%	$32.4	0.65%	0.55%	1.53%	12%[i]
$(0.20)	$24.16	0.70%	$25.4	0.65%	0.55%	1.68%	10%[i]
$—	$24.20	(3.79)%[e]	$5.4	0.65%[f]	0.55%[f]	1.54%[f]	5%[e,i]

$(1.98)	$50.58	2.21%[e]	$65.8	1.00%[f]	0.39%[f]	6.14%[f]	38%[e]
$(4.10)	$51.44	9.44%	$57.9	1.08%	0.39%	6.91%	74%
$(0.92)	$50.95	3.74%[e]	$52.2	1.47%[f,l]	0.39%[f]	6.78%[f]	33%[e]

$(1.18)	$50.70	1.75%[e]	$1,011.6	0.34%[f]	0.34%[f,m]	4.71%[f]	34%[e]
$(2.88)	$50.99	6.25%	$554.6	0.41%	0.34%	5.02%	49%
$(2.60)	$50.79	8.64%	$151.2	0.57%	0.34%	5.37%	74%
$(2.47)	$49.12	4.98%	$142.1	0.57%	0.34%	4.76%	65%
$(1.76)	$49.19	(6.65)%	$147.6	0.59%	0.34%	2.87%	76%
$(1.69)	$54.55	3.26%	$90.0	0.74%	0.35%	2.53%	91%

$(1.50)	$49.90	0.78%[e]	$54.9	0.95%[f]	0.37%[f]	4.97%[f]	66%[e]
$(2.23)	$51.00	6.63%[e]	$53.6	1.14%[f,l]	0.38%[f]	5.19%[f]	139%[e]

Notes to Financial Highlights (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b	The class action proceeds received in 2025, 2024, 2023, 2022 and 2021 had no impact on the Funds’ total returns for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
c
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during the each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Each of Energy Transition &
Infrastructure ETF, Flexible Credit ETF and Total Return Bond ETF, has a limited performance history that should not be relied on. Past performance, particularly for brief periods of time, are not indicative of future returns. Total return would have been lower if Management had not reimbursed and/or waived certain expenses and/or waived a portion of the investment management fee (for certain periods). Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

d	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
e	Not annualized.
f	Annualized.
g	Financial highlights prior to the close of business on August 8, 2025 are of the Predecessor Fund.
h
After the close of business on July 25, 2025, the Predecessor Fund's Institutional Class underwent a reverse stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See
Note A of the Notes to Financial Statements.

i	Portfolio turnover rate excludes securities received or delivered in-kind. Had the Funds listed below included securities received or delivered in-kind the portfolio turnover rate would have been:

	Six Months Ended April 30,	Year Ended October 31,		Year Ended August 31,
	2026	2025	2024	2024	2023	2022
Energy Transition & Infrastructure ETF	12%	36%	45% (1)	12%	12%	8% (2)

(1) Period from September 1, 2024 to October 31, 2024.
(2) Period from April 6, 2022 (Commencement of Operations) to August 31, 2022.

j	The fiscal year end changed from August 31 to October 31. This period represents the two-month period from September 1, 2024 to October 31, 2024.
k	The date investment operations commenced.
l	Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.

Notes to Financial Highlights (Unaudited)  (cont’d)

m
After repayment of expenses previously reimbursed and/or fees previously waived pursuant to the terms of the contractual expense limitation agreements by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

Six Months Ended April 30,
2026
Short Duration Income ETF	0.33%

n
After the close of business on June 14, 2024, the Predecessor Fund’s Institutional Class underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note A of the Notes to Financial Statements.

o	Financial highlights prior to the close of business on June 21, 2024 are of the Predecessor Fund.

Directory

Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Sub-Adviser
Neuberger Berman Europe Limited*
The Zig Zag Building
70 Victoria Street
London, United Kingdom
SW1E 6SQ
Custodian and Transfer Agent
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
For Shareholders, address correspondence to:
Neuberger Funds
1776 Heritage Drive, 3rd Floor
North Quincy, MA 02171
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
*Sub-adviser to Emerging Markets Debt Hard Currency ETF.

Changes in and Disagreements with Accountants for Open-end Management Investment Companies
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies
During the period covered by this report, there were no matters submitted to the Funds' shareholders through the solicitation of proxies or otherwise.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
877.628.2583
www.neuberger.com/ETF

Z0626 06/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There was nothing to report with respect to this item.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)
A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).
(a)(2)
Not applicable to the Registrant.
(a)(3)
The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)
Not applicable to the Registrant.
(a)(5)
Not applicable to the Registrant.
(b)
The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman ETF Trust

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: July 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: July 1, 2026

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: July 1, 2026